EXHIBIT 99.15

IB EXCEPTION REPORT

Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
516182	425622	08/13/2018	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	There are no commissions on the final CD. The seller's settlement statement from the title company reflects $XXXX to the listing agent and $XXXX to the selling agent.		Potential for increased earnings - The borrower's residual income is greater than 3x the agency requirement.; Verified credit history - The borrower's oldest trade line reporting dates back to XXXX.		Client: Override to EV2 for immaterial issue	B	B	B	B	B
516182	425691	08/13/2018	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence that the Home Loan Toolkit was provided to the borrower. No copy of the booklet, acknowledgement of receipt, or disclosure tracking reflecting it was sent to the borrower located in the file for review.	08/20/2018	Potential for increased earnings - The borrower's residual income is greater than 3x the agency requirement.; Verified credit history - The borrower's oldest trade line reporting dates back to XXXX.	Recd Disclosure Tracking details from the initial disclosures. Among the documents sent is the Home Loan Toolkit.	Recd Disclosure Tracking details from the initial disclosures on XX/XX/XXXX. Among the documents sent is the Home Loan Toolkit.	A	A	A	A	A
516182	425697	08/13/2018	Property	Seller Name on Appraisal does not agree with Title, Sales Contract, and/or HUD-1.	APPR 0010	1	Closed	The appraisal reflects the borrower as the owner of public record instead of the seller.	08/27/2019	Potential for increased earnings - The borrower's residual income is greater than 3x the agency requirement.; Verified credit history - The borrower's oldest trade line reporting dates back to XXXX.	Received an updated copy of the appraisal with the owner of record updated to the seller. Exception cleared.	Received an updated copy of the appraisal with the owner of record updated to the seller. Exception cleared.	A	A	A	A	A
516182	425701	08/13/2018	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence that the borrower received copies of the appraisals. No tracking documentation or signed acknowledgement of receipt was located in the file.	08/20/2018	Potential for increased earnings - The borrower's residual income is greater than 3x the agency requirement.; Verified credit history - The borrower's oldest trade line reporting dates back to XXXX.	Recd copy of the email to the borrower containing the appraisal. Exception cleared.	Recd copy of the email to the borrower containing the appraisal. Exception cleared.	A	A	A	A	A
516182	425717	08/13/2018	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Updated: Missing the UW's ability to pay worksheet. All loan files should contain underwriter worksheets which detail the qualifying income calculations and debt obligations considered or not considered (and reason for exclusion). Received a copy of the borrower's certification, missing is the UW's ability to repay worksheet as required by guidelines.

								Original: Missing the UW's ability to pay worksheet. All loan files should contain underwriter worksheets which detail the qualifying income calculations and debt obligations considered or not considered (and reason for exclusion).	08/26/2019	Potential for increased earnings - The borrower's residual income is greater than 3x the agency requirement.; Verified credit history - The borrower's oldest trade line reporting dates back to XXXX.	Recd the UW's ATR worksheet. Exception cleared. Recd the borrower's ATR certification. Missing is the UWs ATR worksheet. Exception remains.	Recd the UW's ATR worksheet. Exception cleared.	A	A	A	A	A
516182	425727	08/13/2018	Credit	Missing Letter of Explanation	CRED 0104	2	Acknowledged	Missing ink or electronic signatures on the letters of explanation provided: Addresses, Credit history, name variations, Business narrative, NSFs/Overdrafts		Potential for increased earnings - The borrower's residual income is greater than 3x the agency requirement.; Verified credit history - The borrower's oldest trade line reporting dates back to XXXX.	Investor advised they will not require signed copies of the letters of explanation. Exception overridden as immaterial.	Client: Investor advised they will not require signed copies of the letters of explanation. Exception overridden as immaterial.	B	B	B	B	B
516182	425735	08/13/2018	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	2	Acknowledged	The 1003 declarations reflect that the borrower has owned a primary residence with his spouse in the past 3 years, however the borrower information section states he has been renting for 4 years. With no previous mortgages reporting on the credit report, it appears the borrower is a first time home buyer and Declarations question M should be marked "No."		Potential for increased earnings - The borrower's residual income is greater than 3x the agency requirement.; Verified credit history - The borrower's oldest trade line reporting dates back to XXXX.		Client: Override to EV2 for immaterial issue	B	B	B	B	B
516182	425960	08/14/2018	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	The settlement statement provided by the title company on XX/XX/XXXX does not match the final CD dated XX/XX/XXXX provided. Missing final post closing CD reflecting the following updates:-Disbursement date of XX/XX/XXXX; closing disclosure reflects XX/XX/XXXX. -Prepaid interest updated; closing disclosure reflects interest from XX/XX/XXXX - XX/XX/XXXX, settlement statement reflects interest from XX/XX/XXXX - XX/XX/XXXX. -Recording fees $XXX; closing disclosure reflects $XXX.
								-Notary signing fee $XXX, closing disclosure reflects a signing fee of $XXX payable to "TBD" -Settlement statement and closing disclosure reflect "escrow pad" in the amount of $XXXX, per the settlement statement this should be refunded if not used. Further information is required on this fee and if it should be included.	08/20/2018	Potential for increased earnings - The borrower's residual income is greater than 3x the agency requirement.; Verified credit history - The borrower's oldest trade line reporting dates back to XXXX.	Recd post closing CD with the corrections made along with LOE and evidence of delivery to the borrower via email. Exception cleared.	Recd post closing CD with the corrections made along with LOE and evidence of delivery to the borrower via email. Exception cleared.	A	A	A	A	A
516212	427041	08/16/2018	Compliance	Homeownership Counseling Disclosure does not contain minimum required 10 counselors	RESPA 0030	2	Acknowledged	The borrower's schedule C income was not calculated according to Appendix Q guidelines, per the income calculator. Per appendix Q only depreciation can be added back to net income. The lender also added back business use of home. Schedule C income used was $XXXX, review income $XXXX.		Potential for increased earnings - Residual income of $XXXX is more than X times the agency minimum requirement of $XXXX.; Low DTI - The DTI of 30.82% is below the max of 43% by more than 10%.		Client: Override to EV2 due to Immaterial Issue as DTI is below 43%.	B	B	B	B	B
516212	427094	08/16/2018	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Missing XX/XX/XXXX revised closing disclosure. Per disclosure tracking reports there were two CDs issued on XX/XX/XXXX and only one was provided for review. The initial CD with an APR of X.XXX% is in the file (matches disclosure tracking). The revised closing disclosure with an APR of X.XXX% is missing (see disclosure tracking). An additional change of circumstance form was also provided but it is blank.	08/26/2019	Potential for increased earnings - Residual income of $XXXX is more than X times the agency minimum requirement of $XXXX.; Low DTI - The DTI of 30.82% is below the max of 43% by more than 10%.	Recd CD dated XX.XX.XXXX after the initial CD with an APR of X.XXX% and the corresponding COC. The CD reflects the increase in loan discount points, per COC this is due to the buy down of the rate from X.X to X%. Exception cleared.	Recd CD dated XX.XX.XXXX after the initial CD with an APR of X.XXX% and the corresponding COC. The CD reflects the increase in loan discount points, per COC this is due to the buy down of the rate from X.X to X%. Exception cleared. - Client: Override to EV2 due to Immaterial Issue as DTI is below 43%.	A	A	A	A	A
516212	427098	08/16/2018	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	2	Acknowledged	An updated credit report was pulled on XX/XX/XXXX in an effort to improve pricing, however the UW transmittal, ATR worksheet and final 1003 reflect the liabilities from the previous credit report pulled on XX/XX/XXXX. The total monthly obligations on the XX/XX/XXXX credit report were higher than the obligations on the XX/XX/XXXX credit report.		Potential for increased earnings - Residual income of $XXXX is more than X times the agency minimum requirement of $XXXX.; Low DTI - The DTI of 30.82% is below the max of 43% by more than 10%.	Received email advising client is waiving this requirement.	Client: Client acknowledged exception.	B	B	B	B	B
516212	427121	08/16/2018	Compliance	General or Specific Lender Credit is Insufficient to Cure Fee Variance	TRID 0203	1	Closed	A Lender Credit for Excess Charges was applied to the total fee variance of ($XXXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The $XX was to cure the increase in the appraisal fee, no cure noted for the increase to the discount points. The XX/XX/XXXX LE when the rate was locked reflects discount points of $XXXX while the final CD reflects $XXXX. There does appear to be an additional CD issued on XX/XX/XXXX that was not provided for review.	08/28/2018	Potential for increased earnings - Residual income of $XXXX is more than X times the agency minimum requirement of $XXXX.; Low DTI - The DTI of 30.82% is below the max of 43% by more than 10%.	Recd CD dated XX.XX.XXXX after the initial CD with an APR of X.XXX% and the corresponding COC. The CD reflects the increase in loan discount points, per COC this is due to the buy down of the rate from X.X to X%. Exception cleared.	Recd CD dated XX.XX.XXXX after the initial CD with an APR of X.XXX% and the corresponding COC. The CD reflects the increase in loan discount points, per COC this is due to the buy down of the rate from X.X to X%. Exception cleared.	A	A	A	A	A
516212	427125	08/16/2018	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	A Lender Credit for Excess Charges was applied to the total fee variance of ($XXXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The $XX was to cure the increase in the appraisal fee, no cure noted for the increase to the discount points. The XX/XX/XXXX LE when the rate was locked reflects discount points of $XXXX while the final CD reflects $XXXX. There does appear to be an additional CD issued on XX/XX/XXXX that was not provided for review.	08/28/2018	Potential for increased earnings - Residual income of $XXXX is more than X times the agency minimum requirement of $XXXX.; Low DTI - The DTI of 30.82% is below the max of 43% by more than 10%.	Recd CD dated XX.XX.XXXX after the initial CD with an APR of X.XXX% and the corresponding COC. The CD reflects the increase in loan discount points, per COC this is due to the buy down of the rate from X.X to X%. Exception cleared.	Recd CD dated XX.XX.XXXX after the initial CD with an APR of X.XXX% and the corresponding COC. The CD reflects the increase in loan discount points, per COC this is due to the buy down of the rate from X.X to X%. Exception cleared.	A	A	A	A	A
516212	427131	08/16/2018	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing third party fraud detection report with all critical/high risk items addressed.	08/28/2018	Potential for increased earnings - Residual income of $XXXX is more than X times the agency minimum requirement of $XXXX.; Low DTI - The DTI of 30.82% is below the max of 43% by more than 10%.		Received fraud report with a passing score, no red flags noted in conditions and cleared comments. Exception cleared.	A	A	A	A	A
516212	427136	08/16/2018	Credit	Credit Score (FICO) exception	CRED 0003	2	Acknowledged	Override to EV2 for client acknowledged exception. The credit report pulled on XX/XX/XXXX reflects a mid FICO score of 676. The mid credit score from the XX/XX/XXXX credit report of 707 was used for qualifying. Per guidelines Rapid re-score of credit only permitted for confirmation of pay down and/or payoff of debt. Original FICO must be used for qualifying.		Potential for increased earnings - Residual income of $XXXX is more than X times the agency minimum requirement of $XXXX.; Low DTI - The DTI of 30.82% is below the max of 43% by more than 10%.		Client: Client acknowledged exception.	B	B	B	B	B
516392	433729	08/29/2018	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	CD does not disclose the seller paid real estate commissions.		Verified employment history - VVOE confirms the borrowers employment with the present employer from XXXX to Present (XXX+ Years)		Client: Override to EV2 due to Immaterial Issue.	B	B	B	B	B
516392	433741	08/29/2018	Compliance	LE or CD is Deficient	TRID 0148	2	Acknowledged	XXXXX CD does not disclose whether the loan has a demand feature.		Verified employment history - VVOE confirms the borrowers employment with the present employer from XXXX to Present (XXX+ Years)		Client: Override to EV2 due to Immaterial Issue.	B	B	B	B	B
516392	433756	08/29/2018	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing borrower accepted eDiscosure or documented eConsent date. Evidence of esign in file.	09/19/2018	Verified employment history - VVOE confirms the borrowers employment with the present employer from XXXX to Present (XXX+ Years)	Exception is cleared with the attached borrower accepted eDisclosure. TRID 0134 Exception Cleared;	Exception is cleared with the attached borrower accepted eDisclosure. TRID 0134 Exception Cleared;	A	A	A	A	A
516392	433765	08/29/2018	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter	09/19/2018	Verified employment history - VVOE confirms the borrowers employment with the present employer from XXXX to Present (XXX+ Years)	Exception is cleared with the attached Closing Protection Letter. TITL 0005 Exception Cleared;	Exception is cleared with the attached Closing Protection Letter. TITL 0005 Exception Cleared;	A	A	A	A	A
516392	433769	08/29/2018	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing documentation to verify the appraisal has been submitted to investor's fulfillment vendor who will obtain a third-party appraisal review to validate the origination appraisal(s).

								CDA provided in file was ordered by the lender.	09/12/2018	Verified employment history - VVOE confirms the borrowers employment with the present employer from XXXX to Present (XXX+ Years)	Received 3rd Party Desk Review that reflects original appraisal value is supported. APPR 0046 Exception Cleared.	Received 3rd Party Desk Review that reflects original appraisal value is supported. APPR 0046 Exception Cleared.	A	A	A	A	A
516392	433770	08/29/2018	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing evidence of insurance. Unable to confirm dwelling coverage is sufficient to cover the replacement cost per Appraisal. Review used the qualifying monthly insurance premium of $XXXXX.	09/10/2018	Verified employment history - VVOE confirms the borrowers employment with the present employer from XXXX to Present (XXX+ Years)	Attached coverage confirmation is insufficient to satisfy the exception. Missing is evidence of insurance (eg Hazard Insurance Dec Page) to confirm policy term and policy premium. HAZ 0005 Exception Remains;
											Exception is cleared with the attached Homeowner Policy Premium Notice that provides coverage, policy term, and premium information. HAZ 0005 Exception Cleared;	Exception is cleared with the attached Homeowner Policy Premium Notice that provides coverage, policy term, and premium information. HAZ 0005 Exception Cleared;	A	A	A	A	A
516392	433798	08/29/2018	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing two months asset statements for B1 Deferred Compensation Plan. Only one month provided. Assets are needed to satisfy the 12 month reserve requirement for DTI > 43%. (Note Large deposit was not sourced and was deducted from the current balance. Received cancelled check issued from gift donor to borrower to source large deposit. Memo section on the canceled check reflects "Loan". Included is signed borrower letter of explanation that states funds were a loan repayment from the gift donor.	09/20/2018	Verified employment history - VVOE confirms the borrowers employment with the present employer from XXXX to Present (XXX+ Years)	Received cancelled check issued from gift donor to borrower to source large deposit. Memo section on the canceled check reflects "Loan". Included is signed borrower letter of explanation that states funds were a loan repayment from the gift donor.

Attached retirement asset statements are insufficient to satisfy the exception. Refer to response posted. CRED 0083 Exception Remains;

"The gift letter is on page XXX of our original shipping package.
The $XXXXX was a 1 time settlement check on page XXX of our original shipping package". ** No exception cleared. Un-sourced large deposit excluded from the available assets. Missing is a letter of explanation from the borrower to address the large deposit and confirm funds are not borrowed and that repayment is not required. If the funds were borrowed the liability would have to be considered in qualifying. Per lender guide, letter of explanation for large deposits is required. CRED 0083 Exception Remains;

"The $XXXXX was already deducted from the balance of the borrower's account.  See Asset breakdown in Asset Letter of explanation in the middle of the page, $XXXXX was deducted, that was why we did not use these fund and ask for a gift.  This Asset letter is on Page XXX of our shipping package to investor". ** No exception cleared. Per lender guide, letter of explanation for large deposits is required. Letter of explanation must confirm funds are not borrowed and that  no repayment is required. CRED 0083 Exception Remains;
"The $XXXXX was a settlement". ** No exception cleared. Borrower asset statement reflects three large deposits: $XXXXX on XX/XX/XXXX, $XXXXX on XX/XX/XXXX (Settlement & Refund), and $XXXXX on XX/XX/XXXX (Gift XXXXX Cashiers Check).  Donor's asset statement reflects a withdrawal of $XXXXX on XX/XX/XXXX. Only one gift letter provided from donor with gift amount of $XXXXX. Large deposit of $XXXXX to be addressed. Missing corresponding gift letter to evidence repayment is not required. CRED 0083 Exception Remains;
											Exception is partially cleared with the attached Deferred Compensation Plan statement covering two month period. Donor asset statement sources large deposit of $XXXXX. Missing corresponding gift letter to evidence repayment is not required. CRED 0083 Exception Remains;	Received cancelled check issued from gift donor to borrower to source large deposit. Memo section on the canceled check reflects "Loan". Included is signed borrower letter of explanation that states funds were a loan repayment from the gift donor.	A	A	A	A	A
516392	433799	08/29/2018	Credit	Credit Score (FICO) exception	CRED 0003	2	Acknowledged	Middle credit score of 635 does not meet the minimum of 640 Required for Approved DTI 43-50%.		Verified employment history - VVOE confirms the borrowers employment with the present employer from XXXX to Present (XXX+ Years)	Received Investors Eligibility Waiver for 5 pt FICO exception being granted. CRED 0003 Exception Overridden to EV2;	Client: Received Investors Eligibility Waiver for 5 pt FICO exception being granted. CRED 0003 Exception Overridden to EV2;	B	B	B	B	B
516392	433817	08/29/2018	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	Missing Investor Loan Submission Form with the QM Designation.	09/10/2018	Verified employment history - VVOE confirms the borrowers employment with the present employer from XXXX to Present (XXX+ Years)	Exception is cleared with the attached Loan Submission Form. Loan designation Non-QM / ATR Compliant. GIDE 0001 Exception Cleared;	Exception is cleared with the attached Loan Submission Form. Loan designation Non-QM / ATR Compliant. GIDE 0001 Exception Cleared;	A	A	A	A	A
516292	438257	09/13/2018	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that the Affiliated Business Disclosure was provided to the borrower. A copy is not included in the file and the Disclosure Tracking Details for the initial disclosures does not include this in the documents sent list. Per the Privacy Notice, lender does have affiliates that include insurance and other financial services companies.	09/25/2018	Verified credit history - FICO score is 703, which is more than 20 points higher than the minimum requirement of 680.; Conservative use of credit - Residual income of $XXXX is more than 3x the agency requirement, $XXX.; Verified ownership of subject property - The borrowers have owned the subject property for XXXX years.	Recd Affiliate fee detail Acknowledgement form from lender certifying no fees were paid to an affiliate of the lender, broker, or loan originator. Exception cleared.	Recd Affiliate fee detail Acknowledgement form from lender certifying no fees were paid to an affiliate of the lender, broker, or loan originator. Exception cleared.	A	A	A	A	A
516292	438303	09/13/2018	Credit	Income Calculation Discrepancy	CRED 0084	2	Acknowledged	The business receipts/gross income used by the lender of $XXXXX does not match the signed P&L in the file. The P&L reflects receipts of $XXXXX. Unable to determine the reason for the $XXXXX variance.		Verified credit history - FICO score is 703, which is more than 20 points higher than the minimum requirement of 680.; Conservative use of credit - Residual income of $XXXX is more than 3x the agency requirement, $XXX.; Verified ownership of subject property - The borrowers have owned the subject property for XXXX years.		Income used by lender is lower than review calculation. Mitigated Risk: Income used by lender is lower than review calculation.	B	B	B	B	B
516292	438305	09/13/2018	Credit	Borrower does not have a 2 year earnings history	CRED 0027	1	Closed	Missing XXXX business license to verify the business has been in existence for 2 years. XXXX and XXXX are included in the file but cover less than 24 months.	09/24/2018	Verified credit history - FICO score is 703, which is more than 20 points higher than the minimum requirement of 680.; Conservative use of credit - Residual income of $XXXX is more than 3x the agency requirement, $XXX.; Verified ownership of subject property - The borrowers have owned the subject property for XXXX years.	Recd search reflecting the business name is active and business began in XXXX. Exception cleared.	Recd search reflecting the business name is active and business began in XXXX. Exception cleared.	A	A	A	A	A
516292	438307	09/13/2018	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing verification of each borrower's ownership percentage. An "Executive Summary" letter of explanation of the business is included stating it is a sole proprietorship but this was provided by and signed by the borrowers only; per guidelines this is not adequate. Missing CPA letter, Operating Agreement, or equivalent.	09/24/2018	Verified credit history - FICO score is 703, which is more than 20 points higher than the minimum requirement of 680.; Conservative use of credit - Residual income of $XXXX is more than 3x the agency requirement, $XXX.; Verified ownership of subject property - The borrowers have owned the subject property for XXXX years.	Recd search reflecting the business name is active and is conducted by an individual. Seller response also received with confirmation from the underwriter. Exception cleared.	Recd search reflecting the business name is active and is conducted by an individual. Seller response also received with confirmation from the underwriter. Exception cleared.	A	A	A	A	A
516292	438331	09/13/2018	Credit	Underwriting Loan Approval is Deficient	APRV 0010	2	Acknowledged	The Investor Submission form reflects the borrowers have no credit event. Per the credit report they had a deed in lieu of foreclosure in XX/XXXX, which would be a seasoned credit event.		Verified credit history - FICO score is 703, which is more than 20 points higher than the minimum requirement of 680.; Conservative use of credit - Residual income of $XXXX is more than 3x the agency requirement, $XXX.; Verified ownership of subject property - The borrowers have owned the subject property for XXXX years.		Borrowers qualified for Expanded Access Core. Mitigated Risk: Borrowers qualified for Expanded Access Core.	B	B	B	B	B
516782	440116	09/19/2018	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Missing borrower signed credit inquiry letter. Letters provided in file are not signed by the borrower.	10/04/2018	Verified credit history - Middle credit score 727 with no history of delinquency reported. Minimum credit score required 680.	9/25/2018 - Attached income calculation worksheet does not pertain to the exception. CRED 0104 Exception Remains;
											10/1/2018 - Exception is cleared with the attached borrower signed credit inquiry letter. CRED 0104 Exception Cleared;	10/1/2018 - Exception is cleared with the attached borrower signed credit inquiry letter. CRED 0104 Exception Cleared;	A	A	A	A	A
516782	440121	09/19/2018	Compliance	Mortgage/Deed of Trust is not Recorded	DEED 0005	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent.	10/08/2018	Verified credit history - Middle credit score 727 with no history of delinquency reported. Minimum credit score required 680.	10/5/2018 - "Please cancel. This is not a requirement of client Scope of work. Client completes a full collateral review prior to purchase". DEED 0005 Exception Cleared;	10/5/2018 - "Please cancel. This is not a requirement of client Scope of work. Client completes a full collateral review prior to purchase". DEED 0005 Exception Cleared;	A	A	A	A	A
516782	440142	09/19/2018	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing Affiliated Business Disclosure or evidence that the lender has no affiliated business relationships to disclose.	10/22/2018	Verified credit history - Middle credit score 727 with no history of delinquency reported. Minimum credit score required 680.	9/25/2018 - Attached email correspondence from the lender stating that there are no affiliated business relationships to disclose is insufficient to satisfy the exception. ** Lender privacy disclosure indicates that there are affiliated business relationships to disclose. Provide to document in the loan file an official attestation on lender letterhead that is signed by an officer of the institution that confirms that there are no affiliated business relationships to disclose. COMP 0010 Exception Remains;
10/1/2018 - Attached Certificate of Organization for the borrowers self-employment business does not pertain to the exception.  COMP 0010 Exception Remains;
10/11/2018 - Attached signed attestation stating, Please be advised that seller does not have any Affiliated Business Arrangements at this time, is insufficient to satisfy the exception.
10/19/2018 - Exception is cleared with the attached official signed attestation from the lenders general counsel confirming that there are no affiliated business relationships to disclose. COMP 0010 Exception Cleared;
												10/19/2018 - Exception is cleared with the attached official signed attestation from the lenders general counsel confirming that there are no affiliated business relationships to disclose. COMP 0010 Exception Cleared;	A	A	A	A	A
516782	440147	09/19/2018	Property	Appraisal is Incomplete	APPR 0002	2	Acknowledged	Appraisal lists a different sales price than contract.		Verified credit history - Middle credit score 727 with no history of delinquency reported. Minimum credit score required 680.		Client: Override to EV2 as immaterial.	B	B	B	B	B
516782	440151	09/19/2018	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Fraud report provided does not have all alerts satisfactorily addressed. GSA-EPLS Status is fail. Cleared comments do not satisfactorily address the issue. Note that the individual who cleared the condition is the same as the individual identified on the watch list	10/08/2018	Verified credit history - Middle credit score 727 with no history of delinquency reported. Minimum credit score required 680.	10/1/2018 - Attached underwriter certification is insufficient to satisfy the exception. Provide supporting documentation to evidence participant name, XXXX XXXXX, is not a match to the name listed on the watch list, XXXX XXXXX. Alternatively, provide an attestation on company letterhead that is signed by an officer of the institution to evidence in file that the fraud variance has been reviewed and that it has been confirmed that the participant, XXXX XXXXX, is not a match on the watch list. FRAUD 0001 Exception Remains;
											10/5/2018 - Exception is cleared with the attached copy of the participants Certificate of Live Birth with signed underwriter certification (Stip 10/1) to document in file that the individual identified on the watch list does not belong to the participant. FRAUD 0001 Exception Cleared;	10/5/2018 - Exception is cleared with the attached copy of the participants Certificate of Live Birth with signed underwriter certification (Stip 10/1) to document in file that the individual identified on the watchl ist does not belong to the participant. FRAUD 0001 Exception Cleared;	A	A	A	A	A
516782	440158	09/19/2018	Credit	Missing Documentation or Proof of ATR Underwriting Factors	QMATR 0016	1	Closed	Missing the underwriter's ATR worksheet. Per Expanded Access guidelines all loan files should contain underwriter worksheets which detail the qualifying income calculations and debt obligations considered or not considered (and reason for exclusion)	10/24/2018	Verified credit history - Middle credit score 727 with no history of delinquency reported. Minimum credit score required 680.	10/1/2018 - Attached ATR Worksheet is insufficient to satisfy the exception. Borrower was qualified with the 24 Month Bank Statement, which is not permitted for QM loans. QMATR 0016 Exception Remains;
10/10/2018 - "Loan is not QM due to bank statement doc type. ATR worksheet details income and liabilities, document in conjunction with bank statement worksheet, 1008 -- should be sufficient to meet investor guidelines". ** Disagree. Per lender guide, Qualified Mortgage (QM) status must be determined at origination and loan sellers designation must be included in the loan file. The investor Loan Submission Form must be included with all file submissions. Until we receive the form and necessary QM status, we will be unable to commence our pre-purchase review and the loan will be placed in suspended status. Any loan designated as a Qualified Mortgage must adhere to the standards set forth in the CFPBs Reg Z, Section 1026.43(e)". ATR Worksheet provided reflects a QM Loan Designation. 24 Month Bank Statement program does not adhere to Appendix Q. Loan designation must be correct. QMATR 0016 Exception Remains;
10/19/2018 - Exception is partially cleared with the attached ATR Worksheet providing General ATR loan designation. Still missing is the investor Loan Submission Form. QMATR 0016 Exception Remains;
											10/23/2018 - Exception is cleared with the attached investor submission form. ATR Worksheet providing General ATR loan designation was previously provided via stip presentment on 10/19. QMATR 0016 Exception Cleared;	10/23/2018 - Exception is cleared with the attached investor submission form. ATR Worksheet providing General ATR loan designation was previously provided via stip presentment on 10/19. QMATR 0016 Exception Cleared;	A	A	A	A	A
516782	440570	09/20/2018	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	1. The P&L does not appear realistic compared to the bank statements due to payroll amounts withdrawn versus wages reported on the P&L.

2. Missing exception for 24 month business bank statement program with less than 24 month history.	11/14/2018	Verified credit history - Middle credit score 727 with no history of delinquency reported. Minimum credit score required 680.	10/5/2018 - "Business Narrative in file explains that in March of
XXXX a XXX location was opened. Payroll began after the XXX opened. Please note that August XXXX was not included in the P&L figures. Loan does contain a complete 24 months bank statements. (Too large to attached but can be located under Income Related Items). The LLC was created XX/XX/XXXX.  Included is a copy of the business narrative. ** No exception cleared. Refer to updated exception: The P&L does not appear realistic compared to the bank statements.  The P&L reflects $XXXXX payroll over 2 years covering XXXX employees.  This would mean an average of $XXX/month total, each employee earning an average of only $XXX/month.  The bank statements provided reflect outgoing payroll withdrawals that totaled $XXXXX from June-August XXXX.  CRED 0082 Exception Remains;
10/10/2018 - Attached bank statements and Certificate of Organization is insufficient to satisfy the exception. The P&L reflects $XXXX payroll over 2 years covering XXXX employees.  This would mean an average of $XXX/month total, each employee earning an average of only $XXX/month.  The bank statements provided reflect outgoing payroll withdrawals that totaled $XXXXX from June-August XXXX. Payroll considered for business with XXXX employees does not appear realistic. Issue has not yet been satisfactorily addressed. CRED 0082 Exception Remains;
10/19/2018 - "The P&L is broken down by year. The prior year does not reflect any payroll wages. The current year only reflects $XXXXX because payroll began in April when the XXX location was opened and the employees were hired. Prior to that they operated a XXXX that was run by the borrower and his spouse so there were no payroll expenses". ** No exception cleared. Wages reflected on the P&L are less than what is reflected on the bank statements. Wage expense is not considered accurate, understated 3 months expense was averaged over 24 month period. CRED 0082 Exception Remains;
10/23/2018 - "Please see revised AES showing $XXK as labor and wages over the last 24 months". Included is a copy of the revised earning summary. ** No exception cleared. Wages reported over 3 month period and averaged over 24 month period in qualifying do not accurately account for the wage expense. CRED 0082 Exception Remains;
11/8/2018 - Attached revised earnings summary and email correspondence is insufficient to satisfy the exception. Wages reported over 3 month period and averaged over 24 month period in qualifying do not accurately account for the wage expense. CRED 0082 Exception Remains;
11/14/2018 - Exception is cleared per investor response, "We believe both expenses and income will increase with the store front.  We are okay with the loan file origination and wish to proceed as needed to purchase the file." ** Revised earnings summary received via stip presentment on 11/8. Analysis of the bank statements evidences recent growth that resulted in  increased wages due to additional staffing. The 24 mo analysis performed represents an accurate representation for the last 24 months. CRED 0082 Exception Cleared;

												11/14/2018 - Exception is cleared per investor response, "We believe both expenses and income will increase with the store front. We are okay with the loan file origination and wish to proceed as needed to purchase the file."	A	A	A	A	A
516802	442512	09/27/2018	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing Affiliated Business Disclosure. Privacy disclosure provided in file indicates that there are affiliated business relationships to disclose.	10/19/2018	Verified housing payment history - Credit report confirms XXXX months satisfactory mortgage rating	10/16/2018 - Attached signed lender attestation is insufficient to satisfy the exception. Attestation is dated XX/XX/XXXX, which is prior to loan origination. Privacy disclosure provided in file indicates that there are affiliated business relationships to disclose. COMP 0010 Exception Remains;
											10/19/2018 - Exception is cleared with the attached official signed attestation from the lenders general counsel confirming that there are no affiliated business relationships to disclose. COMP 0010 Exception Cleared;	10/19/2018 - Exception is cleared with the attached official signed attestation from the lenders general counsel confirming that there are no affiliated business relationships to disclose. COMP 0010 Exception Cleared;	A	A	A	A	A
516802	442514	09/27/2018	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	2	Acknowledged	APN listed on pg 3 of the DOT does not match to the APN listed on Legal Description/Appraisal/Title Report.		Verified housing payment history - Credit report confirms XXXX months satisfactory mortgage rating		Client: Override to EV2 due to Immaterial Issue.	B	B	B	B	B
516802	442532	09/27/2018	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Low Risk Fraud variances have not been addressed.	10/24/2018	Verified housing payment history - Credit report confirms XXXX months satisfactory mortgage rating	10/16/2018 - "Client has reviewed. Fraud Report has a Pass. Low
Risk - are not required to be cleared. All High/MOD findings were addressed by originator. Fraud report is acceptable to meet client requirements". ** No exception cleared. Missing investors acknowledgement that the low risk fraud variance are not required to be addressed. FRAUD 0001 Exception Remains;
10/22/2018 - Received investor response, "Im still unclear why the Fraud Report condition wasnt cleared.  Score is a Pass, there is no reason why Low Risk alerts need to be cleared.  Can you please escalate this should be cleared".
Exception re-reviewed and cleared. Loan file contains documentation to satisfactorily address low fraud variances. FRAUD 0001 Exception Cleared.	10/22/2018 - Received investor response, "Im still unclear why the Fraud Report condition wasnt cleared. Score is a Pass, there is no reason why Low Risk alerts need to be cleared. Can you please escalate this should be cleared".
												Exception re-reviewed and cleared. Loan file contains documentation to satisfactorily address low fraud variances. FRAUD 0001 Exception Cleared.	A	A	A	A	A
516802	442552	09/27/2018	Property	HPML Appraisal Requirements are Not Met	APPR 0044	1	Closed	Appraiser Certification does not include any verbiage that the appraisal was prepared in accordance with Title XI of FIRREA. "I performed this appraisal in accordance with the requirements of Title XI of the Financial Institution Reform, Recovery and Enforcement Act of 1989, (12 U.S.C.3331 et seq.), and any implementing regulations."	10/22/2018	Verified housing payment history - Credit report confirms XXXX months satisfactory mortgage rating	10/16/2018 - "Please see page 2 of appraisal". ** No exception cleared. Page 2 of the appraisal does not include verbiage that the appraisal was prepared in accordance with Title XI of FIRREA. APPR 0044 Exception Remains;
											10/19/2018 - Exception is cleared with the attached copy of the corrected appraisal report that includes statement of FIRREA compliance. APPR 0044 Exception Cleared;	10/19/2018 - Exception is cleared with the attached copy of the corrected appraisal report that includes statement of FIRREA compliance. APPR 0044 Exception Cleared;	A	A	A	A	A
516802	442620	09/27/2018	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing 3rd Party appraisal review. No evidence the appraisal was submitted to investor's fulfillment vendor.

Per lender guide, Prior to submitting a loan for Investor's Credit and Compliance review, sellers should submit the appraisal to Investor's fulfillment vendor who will obtain a third party appraisal review to validate the origination appraisal.	10/22/2018	Verified housing payment history - Credit report confirms XXXX months satisfactory mortgage rating	10/19/2018 - Exception is partially cleared with the attached email correspondence from the investor to evidence appraisal has been reviewed and approved. Missing is a copy of the 3rd Party appraisal review to validate the origination appraisal. APPR 0046 Exception Remains;
											10/19/2018 - Received 3rd Party Desk Review that reflects original appraisal value is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0046 Exception Cleared.	10/19/2018 - Received 3rd Party Desk Review that reflects original appraisal value is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0046 Exception Cleared.	A	A	A	A	A
516482	446612	10/09/2018	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	The borrower's CD does not reflect the owner's title insurance or the real estate commission that was paid by the seller.		Established credit history - Tradelines reporting on credit date reflect no late payments. ; Verified credit history - FICO above minimum credit score by 20 points or higher. ; Verified housing payment history - The borrower has 24+ months housing payment history with no late pays.	10/19/2018 - Lender rebuts with 1026.38(T)(5)(vi). TRID 0196 Overridden to EV2;	10/19/2018 - Lender rebuts with 1026.38(T)(5)(vi). TRID 0196 Overridden to EV2; Mitigated Risk: 10/19/2018 - Lender rebuts with 1026.38(T)(5)(vi). TRID 0196 Overridden to EV2;	B	B	B	B	B
516482	446626	10/09/2018	Compliance	LE is not within 3 business days of Change of Circumstance.	TRID 0162	2	Acknowledged	The redisclosed Loan Estimate was the result of the rate being re-locked with pricing based on the new credit report, but was not issued within 3 days of this change.	Established credit history - Tradelines reporting on credit date reflect no late payments. ; Verified credit history - FICO above minimum credit score by 20 points or higher. ; Verified housing payment history - The borrower has 24+ months housing payment history with no late pays.	12/4/2018 - Recd LOE, UPS label, refund check Discount fee, and PCCD reflecting the lender credit. UPS tracking confirms the package was delivered.
											10/23/2018 - "Originator experienced technical problems due a system issues that interfered with and delayed re-disclosure. IT and lock desk assistance was required to fix. please see LOX and paper trail". ** No exception cleared. There is no cure for the LE timing violation that resulted in the addition of the Discount Fee. TRID 0162 Exception Remains;	Client: 12/4/2018 - Exception overridden to EV2 due to PCCD redisclosure and cure refund.	B	B	B	B	B
516482	446728	10/09/2018	Credit	Income Calculation Discrepancy	CRED 0084	1	Closed	Updated: The Total income on the P&L is overstated based on the income reported month per month. Missing explanation from the borrower addressing the source of the additional gross income from the original P&L to the updated post-closing P&L.

Original: The Total income on the P&L is overstated based on the income reported month per month. Using updated income the DTI is excessive.	12/11/2018	Established credit history - Tradelines reporting on credit date reflect no late payments. ; Verified credit history - FICO above minimum credit score by 20 points or higher. ; Verified housing payment history - The borrower has 24+ months housing payment history with no late pays.	11/19/2018 - Recd an updated P&L and an UW cert. The UW cert states that the "In the review of this of this P&L statement, it was noticed that income amounts reported for several of the months, were actually below the amount of the verified business deposits for those specific months, as shown on the bank statements provided, therefore under-stating income for several of the months listed." In comparing the deposits to the original P&L the figures are mostly identical. The net variance is minimal. There are six months where the eligible deposits are higher than the gross income on the P&L-XX/XX/XXXX by XXXX, XX/XX/XXXX by XXXX XX/XX/XXXX by XXXX, XX/XX/XXXX by XXXX, and XX/XX/XXXX by XXXX. These understatements total far less than the updated P&L. Unable to determine how the additional gross income was decided.

11/6/2018 - The CD reflects a payoff of consumer debt  The updated DTI exceeds program maximum of 50%.  Exception Remains.
											10/23/2018 - Exception is partially cleared with the attached post-consummation dated corrected and borrower signed P&L. Review calculated DTI 55% > Program Maximum 50%. CRED 0087 Exception Remains;	12/10/2018 - The original P&L reflects lower income than what was used for qualifying, using this figure the DTI is above the max allowed. Alternate exception set for excessive DTI (CRED 0004)	A	A	A	A	A
516482	446736	10/09/2018	Property	Seller Name on Appraisal does not agree with Title, Sales Contract, and/or HUD-1.	APPR 0010	2	Acknowledged	Owner of record on the appraisal does not match the title commitment or the purchase contract. Recent transfer of property from appraisal party to contract/title property. Discrepancy in parcels owned per title.		Established credit history - Tradelines reporting on credit date reflect no late payments. ; Verified credit history - FICO above minimum credit score by 20 points or higher. ; Verified housing payment history - The borrower has 24+ months housing payment history with no late pays.	12/4/2018 - CLient will accept without a corrected appraisal. Quit Claim and legal description determine accurate boundary lines.	Client: 12/4/2018 - Override to EV2 due to client acknowledged exception	B	B	B	B	B
516482	446739	10/09/2018	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing investor approval of the appraisal.	10/24/2018	Established credit history - Tradelines reporting on credit date reflect no late payments. ; Verified credit history - FICO above minimum credit score by 20 points or higher. ; Verified housing payment history - The borrower has 24+ months housing payment history with no late pays.	10/23/2018 - Value confirmed by CDA which is performed by licensed appraiser. Included is a copy of email correspondence from the investor that reflects value supported. APPR 0046 Exception Cleared.	10/23/2018 - Value confirmed by CDA which is performed by licensed appraiser. Included is a copy of email correspondence from the investor that reflects value supported. APPR 0046 Exception Cleared.	A	A	A	A	A
516482	446740	10/09/2018	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	There is an exception in the file for residual income being only 2x the agency required amount on a loan with DTI above 43%. Using the correctly calculated gross income from the borrower's P&L the residual income is less than 2x the agency required amount.	Established credit history - Tradelines reporting on credit date reflect no late payments. ; Verified credit history - FICO above minimum credit score by 20 points or higher. ; Verified housing payment history - The borrower has 24+ months housing payment history with no late pays.	12/10/2018 - The borrower has no history of late payments for the past XXXX years. Residual income is less than required but the borrower has a evidenced the ability and willingness to repay debt.
												Mitigated Risk: 12/10/2018 - The borrower has no history of late payments for the past XXXX years. Residual income is less than required but the borrower has a evidenced the ability and willingness to repay debt.	B	B	B	B	B
516482	468873	12/11/2018	Credit	Back-end Ratio exception (DTI)	CRED 0004	2	Acknowledged	The Total income on the P&L is overstated based on the income reported month per month.	Established credit history - Tradelines reporting on credit date reflect no late payments. ; Verified credit history - FICO above minimum credit score by 20 points or higher. ; Verified housing payment history - The borrower has 24+ months housing payment history with no late pays.	12/10/2018 - The variance is less than 1%. The borrower has proven the ability and willingness to repay housing debt, as evidenced by 24+ months of on time housing payment history.
												Mitigated Risk: 12/10/2018 - The variance is less than 1%. The borrower has proven the ability and willingness to repay housing debt, as evidenced by 24+ months of on time housing payment history.	B	B	B	B	B
517152	450627	10/18/2018	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy for the newly constructed subject property	10/29/2018	Low DTI - DTI of 31.44% is more than 10% below the maximum allowed of 43%.	10/29/2018 - Recd from lender: please see docs. **Received certificate of occupancy dated XX/XX/XXXX. It lists XXXXX as the seller, which matches the purchase agreement. Legal description on the COO matches the title commitment. Exception cleared.	10/29/2018 - Received certificate of occupancy dated XX/XX/XXXX. It lists XXXXX as the seller, which matches the purchase agreement. Legal description on the COO matches the title commitment. Exception cleared.	A	A	A	A	A
517152	450628	10/18/2018	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Subject transaction is indicated to be a purchase of secondary residence per 1008/1003, however, Disclosure Notice signed by the borrower occupancy status is investment property. Appraisal includes Single Family Rent Schedule and Operating Income Statement.	10/29/2018	Low DTI - DTI of 31.44% is more than 10% below the maximum allowed of 43%.	10/29/2018 - Recd from lender: As the doc your referring to was the initial disclosures sent to borrower and it was filled out in error. If you look at the final you can see that our LOS system was updated to reflect to property as a second home. The attached doc is something you already have **The initial 1003 and occupancy affidavit did reflect the property as an investment however both the final 1003 and the occupancy affidavit signed at closing reflect 2nd home. Exception cleared.	10/29/2018 - The initial 1003 and occupancy affidavit did reflect the property as an investment however both the final 1003 and the occupancy affidavit signed at closing reflect 2nd home. Exception cleared.	A	A	A	A	A
517152	450661	10/18/2018	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing required 3rd party appraisal analysis to reflect value is supported. No post closing CDA provided.

Per lender guide, Prior to submitting a loan for investor's Credit & Compliance review, sellers should submit the appraisal to investor's fulfillment vendor who will obtain a third party appraisal review to validate the origination appraisal(s).	10/29/2018	Low DTI - DTI of 31.44% is more than 10% below the maximum allowed of 43%.	10/26/2018 - Recd from lender:please see docs. **Recd desk review of the original appraisal supporting the OA value, as well as email correspondence confirming investor approval. Exception cleared.
											10/18/2018 - Email correspondence from investor valuation status is supported is insufficient to satisfy the exception. Still missing is a copy of the 3rd Party Appraisal Review that supports the original appraisal value. APPR 0046 Exception Remains;	10/26/2018 - Recd desk review of the original appraisal supporting the OA value, as well as email correspondence confirming investor approval. Exception cleared.	A	A	A	A	A
517152	450663	10/18/2018	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive fraud report with all fraud variances addressed by lender. No fraud report provided. Per lender guide, All Loans must include a third party fraud detection report.	10/29/2018	Low DTI - DTI of 31.44% is more than 10% below the maximum allowed of 43%.	10/26/2018 - Recd from lender: please see docs. **Recd fraud report with a passing score. All items have been addressed.	10/26/2018 - Recd fraud report with a passing score. All items have been addressed.	A	A	A	A	A
517152	450666	10/18/2018	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	Updated: The bank statements provided reflect average monthly deposits of $XXXXX. The average gross income from the signed annual summary provided is $XXXXX. The variance of XXXX% is more than 10% allowable tolerance per guidelines. The income is not supported and no LOE is provided.

Original: Missing borrower signed P&L covering XX/XXXX to XX/XXXX. No P&L was provided in file.

Per lender guide, Profit & Loss Statement is required. The P&L being used for qualifying must be signed by the borrower, unless borrower provided a CPA prepared P&L.	Low DTI - DTI of 31.44% is more than 10% below the maximum allowed of 43%.	10/26/2018 - Recd from lender: signed Annual Summary. **The bank statements provided reflect average monthly deposits of $XXXXX. The average gross income from the signed annual summary provided is $XXXXX. The variance of XXXX% is more than 10% allowable tolerance per guidelines. The income is not supported and no LOE is provided.	The income used for qualifying is from the initial 1003, not from the Earnings statement. DTI using this income is more than 10% lower than the max allowed.
												Mitigated Risk: The income used for qualifying is from the initial 1003, not from the Earnings statement. DTI using this income is more than 10% lower than the max allowed.	B	B	B	B	B
517152	450678	10/18/2018	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Missing verification of housing history on prior residence. Current residence was purchased on XX/XX/XXXX. VOM provided does not list address for prior mortgages.	10/29/2018	Low DTI - DTI of 31.44% is more than 10% below the maximum allowed of 43%.	10/26/2018 - Recd from client, they will accept the LOE/VOM. borrower just purchased primary in XX/XXXX, rating and bank statements provided for all payments made. VOM letter from the lender references his previous mortgages with them and states they were paid as agreed. I uploaded the closing statement to verify the purchase date and the VOM that references the prior mortgage. All debts are paid as agreed.	10/29/2018 - Investor advised they accept the LOE as the VOM.	A	A	A	A	A
517152	450690	10/18/2018	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Updated: Assets used for qualifying are held in the name of XXXXX. Business Name does not match to the business name listed on the 1003/SOS/CPA Letters provided in file. The CPA letter addresses XXXXX D/b/a XXXXX. It does not address XXXXX.

Original:Assets used for qualifying are held in the name of XXXXX. Business Name does not match to the business name listed on the 1003 /SOS/CPA Letters provided in file.	11/01/2018	Low DTI - DTI of 31.44% is more than 10% below the maximum allowed of 43%.	10/26/2018 - Recd from lender: Non-issue. Borrower operates separate business entities out of parent company which CPA acknowledges **The CPA letter addresses XXXXX. It does not address XXXXX.
											10/31/2018 - "Please review attached CPA which lists XXXXX as a subsidiary of borrowers parent company". ** Exception is cleared. Attached CPA letter confirms XXXXX does business as XXXXX. CRED 0104 Exception Cleared;	10/31/2018 - "Please review attached CPA which lists XXXXX as a subsidiary of borrowers parent company". ** Exception is cleared. Attached CPA letter confirms XXXXX does business as XXXXX. CRED 0104 Exception Cleared;	A	A	A	A	A
516592	456282	11/01/2018	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	The originating lender of the mortgage being paid off was XXXXX per the preliminary title report. The Right to Cancel form is H8 not H9 and does not address the original loan.				Client: Override to EV2. Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Requires clear and conspicuous standards and varies by circuit court, however, while no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used. However, a majority of the circuit courts (including XX, the state the subject property is located in) have found that the form H8 is sufficient.	B	B	B	B	B
516592	456283	11/01/2018	Compliance	ROR cannot expire in less than 3 business days from the execution or transaction date	ROR 0012	2	Acknowledged	Updated: Missing evidence of re-opened rescission.

11/7/2018 - Lender advised that the Right to Cancel form was initially signed with the incorrect date.  Lender comment that the Right to Cancel form has an error is insufficient to clear an ROR violation.  Missing evidence of re-opened rescission.

11/5/2018 - Lender provided a new copy of the Right to Cancel with the signature date xx/xx/xxxx.  The borrower's rescission period begins on the later of the date of the transaction, the date they received the Truth in Lending Disclosures, or the date they received the Notice of Right to Cancel.  It is unclear why the lender provided the Right to Cancel on xx/xx/xxxx but the customers signed on that date so that is the earliest the rescission period can start.  Missing evidence that the loan did not disburse until XXXX.  Per the CD provided the disbursement date was xx/xx/xxxx, the same day they received the form.  It also reflect prepaid interest was collected from xx/xx/xxxx.

Original: The borrower's signed the Notice of Right to Cancel on xx/xx/xxxx.. Missing evidence that the loan did not disburse until xx/xx/xxxx. Per the CD provided the disbursement date was xx/xx/xxxx, the same day they received the form. It also reflect prepaid interest was collected from xx/xx/xxxx.	11/27/2018 - Recd updated Notice of Right to Cancel (executed by both borrowers on XX/XX/XXXX), LOE to the borrower explaining the reopened rescission, and UPS label confirming the document was delivered on XX/XX/XXXX. Exception overridden to EV2 due to post consummation correction.
11/14/2018 - Lender requested specific directions addressing how to provide evidence of reopened rescission.
11/7/2018 - Lender provided a response "They initially signed the incorrect Date but corrected the form with XX/XX which is the actual date they signed it. They misunderstood which date was supposed to go on the form. Please see page 134."
Lender comment that the Right to Cancel form has an error is insufficient to clear an ROR violation.
											11/5/2018 - Lender provided a new copy of the Right to Cancel with the signature date XX/XX/XXXX. The borrower's rescission period begins on the later of the date of the transaction, the date they received the Truth in Lending Disclosures, or the date they received the Notice of Right to Cancel. It is unclear why the lender provided the Right to Cancel on XX/XX/XXXX but the customers signed on that date so that is the earliest the rescission period can start.	Client: Exception overridden to EV2 due to post consummation correction	B	B	B	B	B
516592	456290	11/01/2018	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	No evidence the Affiliated Business Disclosure was provided to the borrowers. Privacy Notice is also not provided so unable to determine if the lender has affiliates.	11/06/2018			11/5/2018 - Received an attestation by the COO of XXXXX that they have no affiliates to disclose.	A	A	A	A	A
516592	456291	11/01/2018	Compliance	Homeownership Counseling Disclosure does not contain minimum required 10 counselors	RESPA 0030	2	Acknowledged	The list of Homeownership Counseling Organizations lists only 9 counselors as Housing Options Provided for the Elderly is included twice.				Client: Override to EV2 for immaterial issue, as the Counseling disclosure provides the link to the CFPB's website.	B	B	B	B	B
516592	456295	11/01/2018	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Updated: Missing is evidence that the borrower was provided with the Privacy Notice disclosing how XXXXX collects and shares nonpublic personal information, and their ability to opt out.

								Original: Missing evidence that the Privacy Notice was provided to the borrowers.	11/15/2018		11/7/2018 - Received the attestation that XXXXX has no affiliates. Missing is evidence that the borrower was provided with the Privacy Notice disclosing how XXXXX collects and shares nonpublic personal information.	11/15/2018 - Received Disclosure Tracking Details dated XX/XX/XXXX reflecting Privacy Notice went out with the initial disclosures.	A	A	A	A	A
516592	456311	11/01/2018	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence that the borrower received a copy of the appraisal.	11/07/2018			Recd signed acknowledgement of receipt of the appraisal	A	A	A	A	A
516592	456312	11/01/2018	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No Closing Protection Letter was provided in the file.	11/14/2018			11/13/2018 - Recd CPL from lender. Exception cleared.	A	A	A	A	A
516592	456321	11/01/2018	Compliance	Missing Title Holder Name from Title Evidence	TITL 0011	1	Closed	Borrower 2/Guarantor, and spouse of borrower 1, did not sign the Deed of Trust. Per XX law, non-titled spouses must sign the Deed of Trust for homestead properties.	11/07/2018			11/7/2018 - Received notarized and recorded Asset to Execution of Deed and Waiver of Marital Rights signed by borrower 2.	A	A	A	A	A
516592	456327	11/01/2018	Credit	Missing HUD-1 for property to determine previous transaction type	HUD 0012	1	Closed	The property was purchased in XX/XXXX. Missing a copy of the final fully executed CD to confirm the previous deed of trust with XXXXX was for a purchase transaction, and to confirm the acquisition cost of the property. For review, the sales price reflected on the appraisal was used.	11/06/2018			11/5/2018 - Recd a copy of the executed CD dated XX/XX/XXXX for the purchase of the subject property.	A	A	A	A	A
516592	456376	11/01/2018	Credit	Income Calculation Discrepancy	CRED 0084	1	Closed	The bank statements do not support the Earnings Statement or the income used. The average monthly deposits are $XXXXX. The average monthly gross income is $XXXXX. The variance is XXXXX% higher than the average monthly deposits. The maximum tolerance for variance is 10%.	11/06/2018			11/05/2018 - Recd CPA letter addressing that the reason for the variance is due to accounts payable.	A	A	A	A	A
516592	456378	11/01/2018	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	2	Acknowledged	The income being used for qualifying is from XXXXX. Per the Operating Agreement, the company is XX% owned by borrower 1 and XX% owned by borrower 2, however the 1003 reflects 100% of the income attributed to borrower 1.				Client: Override to EV2 for immaterial issue.	B	B	B	B	B
516592	456387	11/01/2018	Credit	Asset Documentation is Insufficient	CRED 0083	2	Acknowledged	Missing an additional month's statement for all accounts being used for reserves:
XXXX April and May statements in the file are expired, current statements only have August for both accounts.  Missing July or September statement.
								XXXXX only have June. Missing May or July statement.				Client: Override to EV2 due to client acknowledged exception.	B	B	B	B	B
516592	456397	11/01/2018	Credit	Insufficient verified reserves	CRED 0100	2	Acknowledged	The assets used for qualifying reflected on the 1008, the manual approval, and the final 1003 are not the current balances. They appear to be from the XX/XX/XXXX statements, which were expired at the time of closing. Balances from the more current statements are reflected below, totaling $XXXXX. Required reserves for this loan amount are 12 months due to a DTI greater than 43%. The borrowers are short $XXXXX.				Client: Override to EV2 due to client acknowledged exception.	B	B	B	B	B
516592	456401	11/01/2018	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	2	Acknowledged	Missing verification of liability with XXXXX $XX payment/$XXXX balance. Per the inquiry letter this was a recently opened account not yet reflecting on credit. The final 1003 and 1008 include the payment in DTI, unable to locate credit supplement or statement supporting the payment or balance.				Client: 11/5/2018 - The statement provided for XXXXX reflects a minimum payment of $XX, not $XX as included by the lender. Overridden to EV2 as it has a negligible effect on DTI.	B	B	B	B	B
516592	456411	11/01/2018	Credit	Unacceptable Mortgage History	CRED 0001	2	Acknowledged	Updated:Received printout from XXXXX reflecting payments in May, June, July, August and September. The documents were provided in the original file but are not sufficient. Please refer to original exception, per guidelines cancelled checks/bank debits are required.

Original: Missing verification of the the mortgage with XXXXX. Per guidelines 12 months cancelled checks/bank debits are required. March, April, and May partial payments were noted on the business bank statements, but it is not clear if these are for that mortgage and they are insufficient if they are as they are not the complete payment. Missing LOE for what those payments are for and 12 month verification of complete mortgage payments to XXXXX for the property at XXXXX.	11/13/2018 - Client elects to allow previously provided docs. Please satisfy.

											11/05/2018 - Received printout from XXXXX reflecting payments in May, June, July, August and September. The documents were provided in the original file but are not sufficient. Please refer to original exception, per guidelines cancelled checks/bank debits are required.	Client: Override to EV2 due to client acknowledged exception.	B	B	B	B	B
516592	456413	11/01/2018	Credit	Payoff/Demand Statement has a discrepancy in the data	DMND 0002	1	Closed	Missing payoff statement for XXX $XXXXX to support the amount reflected on the CD	11/06/2018			11/5/2018 - Recd payoff statement from XXX for the subject property.	A	A	A	A	A
516592	456414	11/01/2018	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing payment history for the mortgage being paid off, or copy of the Note reflecting the first payment had not yet been due at the time of closing.	11/06/2018			11/5/2018 - Recd evidence of payment from XXX reflecting the payment made XX/XX/XXXX. Per the original CD, the first payment was due XX/XX/XXXX. As payment was recd XX/XX/XXXX it was not more than 30 days late.	A	A	A	A	A
516592	456418	11/01/2018	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	Per guidelines all income documentation must be no more than 120 days old. Bank statements used for qualifying must be the most recent available. The most recent bank statement used for income was dated XX/X/XXXX, and was 127 days old at the time of closing. Further, the initial 1003 is dated XX/XX/XXXX so the May statement was not the most recent available at the time of application.				Client: Override to EV2 due to client acknowledged exception.	B	B	B	B	B
516592	456420	11/01/2018	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Updated: Missing investor value reconciliation confirming approval of the appraisal. A desk review was received but still pending investor approval.

								Original: Missing investor desk review of the appraisal and value reconciliation.	11/14/2018		11/13/2018 - Investor accepted/approved the desk review provided XX/XX/XXXX. Please satisfy. 11/5/2018 - Recd the SVR Validation Report. Exception remains pending the investor approval.	Investor accepted/approved the desk review provided XX/XX/XXXX. Please satisfy.	A	A	A	A	A
516592	456421	11/01/2018	Property	Missing Required Property Inspection	PROP 0003	2	Acknowledged	Missing appraisal update, as the appraisal has an effective date of XX/XX/XXXX and was over 120 days old as of the Note date.				Client: Override due to client acknowledged exception	B	B	B	B	B
516592	456428	11/01/2018	Credit	Back-end Ratio exception (DTI)	CRED 0004	2	Acknowledged	The maximum DTI for a bank statement loan is 50%. Lender approved at 55.02%, review calculation is 55.78%. The variation is due to the monthly insurance payment used for approval was $XXX, documented monthly insurance payment from insurance binder is $XXX.				Client: Override to EV2 due to client acknowledged exception.	B	B	B	B	B
516592	456436	11/01/2018	Credit	Credit Score (FICO) exception	CRED 0003	2	Acknowledged	The minimum credit score for a DTI above 50% is 680. For bank statement loans the representative credit score is the lowest Credit Score among borrowers, which is borrower 2's credit score of 667.				Client: Override to EV2 due to client acknowledged exception.	B	B	B	B	B
516592	456437	11/01/2018	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Updated: Missing third party fraud detection report with all critical items addressed. Recd a Fraud report on XX/XX/XXXX completed through XXXXX. The Loan information is incomplete-the phone number, DL, employment status, employer information, and subject property are blank. Additionally, none of the high risk findings have been addressed.

Original: Missing third party fraud detection report with all critical items addressed.	11/14/2018	11/14/2018 - Recd updated fraud report with all items addressed. Exception cleared.

											11/5/2018 - Recd a fraud detection report completed through XXXX. The Loan information is incomplete-the phone number, DL, employment status, employer information, and subject property are blank. Additionally, none of the high risk findings have been addressed.	11/14/2018 - Recd updated fraud report with all items addressed. Exception cleared.	A	A	A	A	A
516592	456439	11/01/2018	Credit	LTV Exceeds Max Allowed	CRED 0010	2	Acknowledged	Max LTV for a borrower with DTI above 50.01% is 75. The subject's LTV is 80%.				Client: Override to EV2 due to client acknowledged exception.	B	B	B	B	B
516942	457959	11/05/2018	Credit	Purchase Contract is Deficient	CRED 0085	2	Acknowledged	Updated: The handwritten changes to the purchase contract have not been initialed by either the buyer or the seller. Neither the main contract nor the addendums are dated. Another copy of the contract was provided on XX/XX/XXXX however the handwritten changes to the purchase contract are still not initialed.
Original: The handwritten changes to the purchase contract have not been initialed by either the buyer or the seller. Neither the main contract nor the addendums are dated.	Low DTI - DTI of 6.2% is more than 36% lower than the maximum allowed of 43%.; Verified reserves - The borrower needs 9 months reserves to meet guidelines, he currently has over 25.	11/14/2018 - Recd duplicate copy of the original contract. The handwritten changes to the contract have not been initialed, however overriding to EV2 as all of the changes are addressed through closing documents-i.e. seller's attorney, payment of transfer fee, all plumbing/electric/heating in working order-confirmed through appraisal, mortgage amount) which were signed by both parties.
11/8/2018 - Recd duplicate copy of the original contract. Exception remains as the changes are not initialed and contract is not dated, original exception has not been addressed.	11/14/2018 - Overridden to EV2 as all of the handwritten changes made are addressed through closing documents (i.e. seller's attorney, payment of transfer fee, all plumbing/electric/heating in working order-confirmed through appraisal, mortgage amount) which were signed by both parties.
												Mitigated Risk: 11/14/2018 - Overridden to EV2 as all of the handwritten changes made are addressed through closing documents (i.e. seller's attorney, payment of transfer fee, all plumbing/electric/heating in working order-confirmed through appraisal, mortgage amount) which were signed by both parties.	B	B	B	B	B
516942	457960	11/05/2018	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	The purchase price on the contract signed by the buyer and the seller reflects a sales price of $XXXXX. The closing disclosure reflects a sales price of $XXXXX. The realtor agreement reflects the sales price of $XXXXX but it is unsigned. There are initials at the bottom but they appear to be the seller's only. Missing the fully executed addendum changing the sales price to $XXXXX.	11/09/2018	Low DTI - DTI of 6.2% is more than 36% lower than the maximum allowed of 43%.; Verified reserves - The borrower needs 9 months reserves to meet guidelines, he currently has over 25.	11/8/2018 - Recd Realtor Sales Agreement signed by both buyer and seller reflecting the updated sales price of $XXXXX.	11/8/2018 - Recd Realtor Sales Agreement signed by both buyer and seller reflecting the updated sales price of $XXXXX.	A	A	A	A	A
516942	457974	11/05/2018	Compliance	LE or CD Projected Payments Section is Deficient	TRID 0144	2	Acknowledged	Updated: Received an LOE and updated CD with

11/14/2018:  The projected payments on all LEs and CDs provided include P&I, taxes, and insurance.  Page 3 of the final CD reflects HOA dues of XXXX.  The preliminary title certificate and the final title policy reflect the subject property is in an HOA.  Appraisal does not mark the property as being in a PUD, it does not appear the discrepancy has been addressed.  Unable to determine if the HOA membership and dues are voluntary.  Seller provided a response "please see docs" on XX/XX/XXXX, but no docs were provided.

11/8/2018:  The projected payments on all LEs and CDs provided include P&I, taxes, and insurance.  Page 3 of the final CD reflects HOA dues of XXXX.  Appraisal was not included so unable to confirm if the property is marked as being in a PUD.  The preliminary title certificate and the final title policy reflect the subject property is in an HOA.  Unable to determine if the HOA dues are voluntary.  Seller provided a response "please see docs" on XX/XX/XXXX, but no docs were provided.

Original: The projected payments on all LEs and CDs provided include P&I, taxes, and insurance. Page 3 of the final CD reflects HOA dues of XXXX Appraisal was not included so unable to confirm if the property is marked as being in a PUD. The preliminary title certificate and the final title policy reflect the subject property is in an HOA. Unable to determine if the HOA dues are voluntary.	Low DTI - DTI of 6.2% is more than 36% lower than the maximum allowed of 43%.; Verified reserves - The borrower needs 9 months reserves to meet guidelines, he currently has over 25.	11/28/2018 - Recd LOE and updated CD with the HOA dues included in the projected payment. Documents are dated XX/XX/XXXX, applying mailbox rule. Exception overridden to EV2 due to post closing corrective action.

11/14/2018 - Recd appraisal so exception verbiage was updated.

											11/8/2018 - "please see docs" **No docs received related to this exception. Exception remains.	Client: Overridden to EV2 due to post closing corrective action.	B	B	B	B	B
516942	457977	11/05/2018	Compliance	Missing PUD Rider	DEED 0007	1	Closed	Updated: A revised un-notarized copy of the main DOT document and a signed copy of a PUD rider. Missing evidence that a complete notarized Deed of Trust including both riders (ARM and PUD) have been sent for recording.

11/27/2018: No PUD rider marked as being part of the Deed of Trust.  The preliminary title certificate and the final title policy reflect the subject property is in an HOA. The appraiser did not indicate PUD on the appraisal report nor was it addressed if the HOA was voluntary.  Missing Homeowners Association Agreement noted in the preliminary title report.  If HOA membership and dues are mandatory then the PUD rider would be required.  Note: documents received from lender on XX/XX/XXXX were not for this borrower.

11/14/2018: No PUD rider marked as being part of the Deed of Trust.  The preliminary title certificate and the final title policy reflect the subject property is in an HOA. The appraiser did not indicate PUD on the appraisal report nor was it addressed if the HOA was voluntary.  Missing Homeowners Association Agreement noted in the preliminary title report.  If HOA membership and dues are mandatory then the PUD rider would be required.

Original: No PUD rider marked as being part of the Deed of Trust. The preliminary title certificate and the final title policy reflect the subject property is in an HOA. Missing appraisal so unable to confirm if the property is marked as being in a PUD or if the HOA is voluntary.	11/29/2018	Low DTI - DTI of 6.2% is more than 36% lower than the maximum allowed of 43%.; Verified reserves - The borrower needs 9 months reserves to meet guidelines, he currently has over 25.	11/28/2018 - Recd un-notarized copy of the main DOT document and a signed copy of a PUD rider. LOE on states these will be sent for recording. Missing evidence that a complete notarized Deed of Trust including both riders (ARM and PUD) have been sent for recording.

11/27/2018 - "please see corrected appraisal," no corrected appraisal received.  Client email advised they received a PUD rider, no PUD rider received.  The document provided was a complete file for a different borrower.

11/14/2018 - Recd appraisal so exception verbiage was updated.
												11/29/2018 - Recd email correspondence that the title company called back the original mortgage from the county and are re-sending the complete document including the PUD rider. Exception cleared.	A	A	A	A	A
516942	457985	11/05/2018	Credit	Missing Sufficient Evidence of Insurance	INS 0001	2	Acknowledged	The insurance provided was not effective until XX/XX/XXXX, though closing and disbursement took place on XX/XX/XXXX. Missing evidence that the property was insured upon consummation.		Low DTI - DTI of 6.2% is more than 36% lower than the maximum allowed of 43%.; Verified reserves - The borrower needs 9 months reserves to meet guidelines, he currently has over 25.		Insurance is in place as of the time of review. Mitigated Risk: Insurance is in place as of the time of review.	B	B	B	B	B
516942	458003	11/05/2018	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	2	Acknowledged	Missing evidence of the HOA dues for the borrower's second home. Per the property profile provided the property is in a PUD.		Low DTI - DTI of 6.2% is more than 36% lower than the maximum allowed of 43%.; Verified reserves - The borrower needs 9 months reserves to meet guidelines, he currently has over 25.			B	B	B	B	B
516942	458168	11/06/2018	Credit	Stated Income not reasonable	CRED 0033	2	Acknowledged	The income LOE from the borrower does not explain how the borrower receives income or how the business is structured. Based on the business structure the "gross income" reported by the borrower should be substantially less than the bank statement deposits, since most of the deposits are then passed on to the XXXXX and are not considered income. Gross income on the Earning statement is less than 10% below deposits. The 24 months of bank statements reflect that withdrawals are higher than the deposits over (Total withdrawals $XXXXX vs total deposits $XXXXX, XXXX% higher) which supports the described structure. Unable to determine which deposits are XXXXX passed on to the XXXXX and which are actual income.		Low DTI - DTI of 6.2% is more than 36% lower than the maximum allowed of 43%.; Verified reserves - The borrower needs 9 months reserves to meet guidelines, he currently has over 25.			B	B	B	B	B
516942	458174	11/06/2018	Property	Missing Copy of Original Appraisal report	APPR 0001	1	Closed	Updated: Seller advised that the appraisal and investor's approval was sent on XX/XX/XXXX, only received a copy of investor's approval. Pending items include the actual appraisal, evidence the appraisal was sent to the borrower, and the appraisal invoice.

Original: Missing a copy of the appraisal. A copy of the SVR Validation Report was provided but the file received did not contain the actual appraisal, evidence the appraisal was sent to the borrower, investor's approval of the appraisal, and the appraisal invoice. Additional conditions may apply upon receipt of the original appraisal report.	08/12/2019	Low DTI - DTI of 6.2% is more than 36% lower than the maximum allowed of 43%.; Verified reserves - The borrower needs 9 months reserves to meet guidelines, he currently has over 25.	11/8/2018 - Recd from lender: "please see appraisal and investor's approval"
											**Only received investor's valuation approval. Exception remains pending the other items:appraisal, evidence the appraisal was sent to the borrower, and the appraisal invoice.	11/14/2018 - Recd a copy of the original appraisal report.	A	A	A	A	A
516942	458177	11/06/2018	Credit	Unacceptable Credit History	CRED 0009	1	Closed	Updated: Missing a full satisfactory explanation from the borrower addressing the reasons the foreclosure in XX/XXXX occurred. The explanation should indicate that the circumstances that led to it are not ongoing. Lender provided a response on XX/XX/XXXX stating an LOE was uploaded, however no document was received.

11/8/2018:  Missing a full satisfactory explanation from the borrower addressing the reasons the foreclosure in XX/XXXX occurred.  The explanation should indicate that the circumstances that led to it are not ongoing.
Original: The DRIVE report reflects an undisclosed foreclosure in XXXX. The originating lender's 1008 addresses this, but missing from the file is verification of when the foreclosure occurred (fraud report reflects XX/X/XXXX) and a full satisfactory explanation from the borrower addressing the reasons it occurred. The explanation should indicate that the circumstances that led to it are not ongoing.	11/28/2018	Low DTI - DTI of 6.2% is more than 36% lower than the maximum allowed of 43%.; Verified reserves - The borrower needs 9 months reserves to meet guidelines, he currently has over 25.	11/19/2018 - Recd response from lender stating "LOE uploaded," however no LOE was located. Exception remains.

											11/8/2018 - Recd verification of when the foreclosure occurred. Exception remains pending LOE.	11/27/2018 - Recd LOE for the foreclosure signed and dated by the borrower.	A	A	A	A	A
516942	458197	11/06/2018	Credit	Credit Documentation is Insufficient	CRED 0093	2	Acknowledged	Missing a complete 12 month housing history. Per LOE dated XX/XX/XXXX, the borrower was only able to provide 11 months of cancelled checks as he believes one month the rent was paid in cash. Cancelled checks were provided for all months XX/XXXX - XX/XXXX indicating the month that was paid in cash was XX/XXXX. Missing the XX/XXXX payment to complete the required 12 month history.		Low DTI - DTI of 6.2% is more than 36% lower than the maximum allowed of 43%.; Verified reserves - The borrower needs 9 months reserves to meet guidelines, he currently has over 25.	11/8/2018 - Recd a printout of client waiver of a complete 12 month history. Exception overridden as acknowledged by client.	Client: 11/8/2018 - Exception overridden as acknowledged by client.	B	B	B	B	B
516942	458210	11/06/2018	Compliance	State Prohibitive Fee	COMP 0040	1	Closed	The XXX Law does not allow Escrow Service Fee to be charged to the Borrower in XX. The final CD dated XX/XX/XXXX reflects an Escrow Service Fee of XXXX charged to the borrower.	11/09/2018	Low DTI - DTI of 6.2% is more than 36% lower than the maximum allowed of 43%.; Verified reserves - The borrower needs 9 months reserves to meet guidelines, he currently has over 25.		Cancelled: COMP 0040	A	A	A	A	A
516942	458221	11/06/2018	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	The Submission Form provided does not indicate the QM status and reflects the wrong credit grade. Due to a foreclosure in XXXX the credit grade should be "Seasoned credit event" instead of "No credit event." The document type is bank statement so the QM status should reflect "Non-QM."	11/09/2018	Low DTI - DTI of 6.2% is more than 36% lower than the maximum allowed of 43%.; Verified reserves - The borrower needs 9 months reserves to meet guidelines, he currently has over 25.		11/8/2018 - Recd updated submission form reflecting non-QM and credit grade updated to "Seasoned credit event"	A	A	A	A	A
516942	458222	11/06/2018	Credit	Underwriting Loan Approval is Deficient	APRV 0010	2	Acknowledged	Missing lender's Ability to Repay worksheet. Per Guidelines, all loan files should contain underwriter worksheets which detail the qualifying income calculations and debt obligations considered or not considered (and reason for exclusion)		Low DTI - DTI of 6.2% is more than 36% lower than the maximum allowed of 43%.; Verified reserves - The borrower needs 9 months reserves to meet guidelines, he currently has over 25.	11/8/2018 - Recd from investor: investor will accept 1003, 1008 and income worksheet and credit report in lieu of obtaining ATR worksheet	Client: Override to EV2 due to client acknowledged exception	B	B	B	B	B
517622	469679	12/13/2018	Property	Property Site Value exceeds 30%	APPR 0038	2	Acknowledged	Site value is XXXX% of the value. Appraiser does not address whether this is common for the area.		Minimal outstanding debt - The borrower's residual income is increasing more than 100%, from $XXXXX to $XXXXX.; Verified credit history - The borrowers representative FICO score of 728 is more than 20 points higher than the minimum of 700.		Client: Override to EV2, investor approved appraisal.	B	B	B	B	B
517622	469686	12/13/2018	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing evidence of HOA dues/maintenance dues on XXXXX. Per the Property Detail Report it is zoned for a PUD, no LOE from the borrower located addressing whether or not there are dues or maintenance.	01/02/2019	Minimal outstanding debt - The borrower's residual income is increasing more than 100%, from $XXXXX to $XXXXX.; Verified credit history - The borrowers representative FICO score of 728 is more than 20 points higher than the minimum of 700.	12/28/2018 Recd LOE addressing HOA dues. The dues total XXX and their addition to the DTI does not affect the approval. Exception CRED 0096 cleared.	Recd LOE addressing HOA dues. The dues total XXXX and their addition to the DTI does not affect the approval. Exception CRED 0096 cleared.	A	A	A	A	A
517622	469747	12/13/2018	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	TRID 0124	1	Closed	The Lender's Title policy increased on the initial CD from 699 to XXXX. The courier fee and recording fee increased on the XX/XX/XXXX Loan Estimate without a valid changed circumstance (the Change of Circumstance from XX/XX/XXX does not indicate a reason these fees would increase). The lender credit of XXXX is not sufficient to address the total variance.- The total amount of Closing Disclosure 10% Category fees (XXXXX) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on XX/XX/XXXX, (XXXXX). The total amount of fees in this category cannot exceed (XXXX) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).	12/19/2018	Minimal outstanding debt - The borrower's residual income is increasing more than 100%, from $XXXXX to $XXXXX.; Verified credit history - The borrowers representative FICO score of 728 is more than 20 points higher than the minimum of 700.	12/19/2018 - Recd from lender "Here is our fee variance screen all these fees are included in the 10% variance and can increase at any time as long as we meet the 10%. Per Our Net Baseline + 10% = XXXX the total amount that was actually charged was XXXX which is exceeds our 10% variance of XXXX in which we already applied a tolerance cure for. No additional tolerance should be required."**Changed circumstance on XX/XX/XXXX increased recording fees, courier fees, so the increase on these fees does not need to be cured. Exception cleared.	12/19/2018 - Changed circumstance on XX/XX/XXXX increased recording fees, courier fees, so the increase on these fees does not need to be cured. Exception cleared.	A	A	A	A	A
517622	469757	12/13/2018	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	The Loan Submission Form reflects the loan is a Full Doc QM loan. It should reflect it is a 24 month bank statement non-QM loan.	12/18/2018	Minimal outstanding debt - The borrower's residual income is increasing more than 100%, from $XXXXX to $XXXXX.; Verified credit history - The borrowers representative FICO score of 728 is more than 20 points higher than the minimum of 700.	12/18/2018 - Recd updated investor submission form indicating the loan is a non-QM bank statement loan. Exception cleared.	12/18/2018 - Recd updated investor submission form indicating the loan is a non-QM bank statement loan. Exception cleared.	A	A	A	A	A
519422	485368	02/27/2019	Compliance	Missing Title Holder Name from Title Evidence	TITL 0011	1	Closed	The most recent Title Commitment reflects the proposed insured for the lender's policy as NA. Missing Title Commitment reflecting XXXXX as the proposed insured or final title policy reflecting XXXXX as the insured.	03/18/2019	Verified credit history - The borrower's FICO score of 744 is more than 20 points higher than the minimum required of 680. ; Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.	3/18/2019: Received an updated title commitment reflecting XXXXX as the proposed insured.	3/18/2019: Received an updated title commitment reflecting XXXXX as the proposed insured.	A	A	A	A	A
519422	485457	02/27/2019	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing investor approval of the appraisal. The file does contain a desk review of the appraisal reflecting investor's loan number, and a variance of (XXXX) to the original appraisal's opinion of value.	03/08/2019	Verified credit history - The borrower's FICO score of 744 is more than 20 points higher than the minimum required of 680. ; Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.	3/7/2019 - Recd from lender the investor approval of the appraisal dated XX/XX/XXXX. Exception cleared.	3/7/2019 - Recd from lender the investor approval of the appraisal dated XX/XX/XXXX. Exception cleared.	A	A	A	A	A
519422	485458	02/27/2019	Property	HPML Appraisal Requirements are Not Met	APPR 0044	1	Closed	Appraiser does not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA.
								Appraiser also states that there were no transfers in the past 36 months, however the property transferred from XXXXX to current owner XXXXX a trustee's deed on XX/XX/XXXX.	03/18/2019	Verified credit history - The borrower's FICO score of 744 is more than 20 points higher than the minimum required of 680. ; Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.	3/18/2019: Received updated appraisal with HPML statement added by the appraiser.	3/18/2019: Received updated appraisal with HPML statement added by the appraiser.	A	A	A	A	A
519422	485461	02/27/2019	Credit	Unacceptable Mortgage History	CRED 0001	2	Acknowledged	Missing a complete 12 month housing history. The borrowers have rented their current residence since XX/XXXX after selling their previous residence. Per the seller CD for that property there was a mortgage with XXXXX secured by that property. Missing evidence of payments to XXXXX in XX, XX and XX XXXX to complete the 12 month housing payment history. Mortgage is not reported on the credit report. The rental history for 9 months is sufficiently documented, but the additional 3 months of mortgage payments are not.

Original:
Missing a complete 12 month housing history. The borrowers have rented their current residence since XX/XXXX after selling their previous residence. Per the seller CD for that property there was a mortgage with XXXXX secured by that property. Missing evidence of payments to XXXXX in XX, XX and XX XXXX to complete the 12 month housing payment history. Mortgage is not reported on the credit report.	Verified credit history - The borrower's FICO score of 744 is more than 20 points higher than the minimum required of 680. ; Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.	3/18/2019: "Client would like to waive the missing mortgage history based on compensating factors. Rental history verified."
											3/7/2019 - Recd from lender the rental payment history again for the departure residence. This was in the original file. As stated in the original exception what is missing is the additional 3 months mortgage payment history to XXXXX, reflected on the settlement statement, and is not reporting on credit. Exception remains.	Client: 3/18/2019: Override to EV2 for client acknowledged exception	B	B	B	B	B
519422	485467	02/27/2019	Compliance	LE / CD Re-Disclosure Made Post-Consummation	TRID 0146	2	Acknowledged	The cash to close decreased from the CD signed at closing and the post closing CD issued on XX/XX/XXXX by $XXXX due to a change in the disbursement date/prepaid interest. XX is a wet funding state. Missing title disbursement statement or alternative documentation reflecting the difference of prepaid interest was issued to the borrower.		Verified credit history - The borrower's FICO score of 744 is more than 20 points higher than the minimum required of 680. ; Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.	3/18/2019: SIGNED CLOSING DISCLOSURE. REFUNDED BORROWER PER DIEM INTEREST XXXX	Client: 3/18/2019: Override to EV2 for post closing correction	B	B	B	B	B
519542	485954	03/01/2019	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Updated: Missing final title policy required by the client Clear to Close approval as a prior to purchase condition. Investor approval states "Clear final title policy is required with no exceptions." The file contains the preliminary title report, no concerns noted.

Original: Missing items required by the investor Clear to Close approval as a prior to purchase condition that have not been included in the file:
-Operating Agreement for XXXXX confirming that as XX% owner the borrower may act solely to refinance the property out of business name (investor approval reflects this is satisfied however the documentation is not in the file)
-Final Title Policy
03/18/2019	Verified credit history - The borrower's credit score of 795 is more than 20 points higher than the minimum score of 680.; Low DTI - DTI of 36.97% is more than 5% below the maximum of 50%.	3/18/2019 - Recd from lender: Client has reviewed. Client agrees final title policy should not be a requirement. Please clear.
**Exception cleared.
3/7/2019 - Recd from lender:please see operating agreement
											**Recd Operating Agreement. Part 1 of exception cleared. Exception remains pending final title policy. Final Title policy may be pending the recording of the QCD from the LLC to the borrower, and may not be available at this time (closing date was XX/XX/XXXX). Normally the exception is not required but as the investor approval states "Clear final title policy is required with no exceptions." as a prior to purchase condition, the exception remains	3/18/2019 - Client advised this is not a requirement for prior to purchase. Exception cleared.	A	A	A	A	A
519542	485964	03/01/2019	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	XXXXX is a separate entity from XXXXX, it appears to be registered in XX under a different entity number. Missing is documentation supporting the inclusion of deposits from XXXXX **XXXX under the name of this entity to support the P&L for XXXXX. A condition for a separate P&L for each business used in qualifying is reflected as satisfied on the investor Clear to Close approval but no documentation located in the file.	03/08/2019	Verified credit history - The borrower's credit score of 795 is more than 20 points higher than the minimum score of 680.; Low DTI - DTI of 36.97% is more than 5% below the maximum of 50%.	3/7/2019 - Recd from lender:Please note that the P/L provided is a consolidated P/L for the 3 large properties whose bank statements were provided and analyzed for this 12 months business bank statement product. XXXXX owns and operates XXXXX, XXXXX, the XXXXX.
											**Exception cleared with lender commentary. XXXXX bank statements **XXXX do not reflect XXXXX (as the XXXXX do), but CPA letter confirms that XXXXX is under the umbrella of XXXXX.	3/7/2019 - Exception cleared with lender commentary. XXXXX bank statements XXXX do not reflect XXXXX (as the XXXXX do), but CPA letter confirms that XXXXX is under the umbrella of XXXXX.	A	A	A	A	A
519542	485965	03/01/2019	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	No copy of the Affiliated Business Disclosure located in the file received and no evidence it was provided to the borrower. Per the Privacy Notice XXXXX does have affiliates.	03/08/2019	Verified credit history - The borrower's credit score of 795 is more than 20 points higher than the minimum score of 680.; Low DTI - DTI of 36.97% is more than 5% below the maximum of 50%.	3/8/2019 - Recd from lender:please see docs **Lender provided a copy of the Affiliated Business Agreement Disclosure signed by the borrower on XX/XX/XXXX. Exception cleared.	3/8/2019 - Lender provided a copy of the Affiliated Business Agreement Disclosure signed by the borrower on XX/XX/XXXX. Exception cleared.	A	A	A	A	A
519542	485967	03/01/2019	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing client approval of the appraisal and copy of client's collateral desk review.	03/08/2019	Verified credit history - The borrower's credit score of 795 is more than 20 points higher than the minimum score of 680.; Low DTI - DTI of 36.97% is more than 5% below the maximum of 50%.	3/7/2019 - Recd from lender: desk review uploaded with original credit file. See attached email for confirmation of client Approval.
											**Rcvd email from client confirming approval of the appraisal. Unable to locate the desk review in the original credit file or in the stips received on 3/7/2019. Recd desk review from client separately. Exception cleared.	3/7/2019 - Rcvd email from client confirming approval of the appraisal.Recd XXXX desk review from client separately. Exception cleared.	A	A	A	A	A
519542	485968	03/01/2019	Credit	Missing Copy of Quit Claim Deed	QCD 0001	1	Closed	Updated: Missing executed grant deed transferring title from XXXXX to the borrower. A draft copy is available in the file but the fully executed copy was not located. The lender provided a copy of the original grant deed from the purchase of the property, but this is not sufficient. The owner of record of the property was XXXXX, of which the borrower is XX% owner. Missing is the executed deed transferring title from the borrower's business to the borrower individually executed at or before closing.
Original: Missing executed grant deed transferring title from XXXXX to the borrower. A draft copy is available in the file but the fully executed copy was not located.	03/22/2019	Verified credit history - The borrower's credit score of 795 is more than 20 points higher than the minimum score of 680.; Low DTI - DTI of 36.97% is more than 5% below the maximum of 50%.	3/21/2019 - please see copy of deed
**Recd a fully executed recorded copy of the deed from transferring title from XXXXX to the borrower.  Exception cleared.
											3/18/2019 - Recd a copy of the grant deed from when the borrower purchased the property.	3/21/2019 - Recd a fully executed recorded copy of the deed from transferring title from XXXXX to the borrower. Exception cleared.	A	A	A	A	A
519542	486105	03/04/2019	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	2	Acknowledged	Updated:Missing documented PITIA on XXXXX. Missing property profile to confirm free and clear status, taxes, insurance and HOA dues. CPA letter states that the borrower's trust owns this property through an LLC, however county records reflect the borrower owns it in his own name. No record of XXXXX or XXXXX ever being the owner of record of this property. As the borrower is personally liable for the property tax and HOA (as owner), these must be documented and included in DTI. If there is insurance and/or mortgage in the name of XXXXX or XXXXX these can be excluded, missing documentation to support that.

3/18/2019: Missing documented PITIA on XXXXX: The REO schedule reflects this property is owned free and clear.  Missing property profile to confirm free and clear status, taxes, insurance and HOA dues. Lender states on Fraud report reflects the owner as XXXXX but this does not match the fraud report received for review.  Page 13 of the Fraud report reflects the owner as the borrower individually.  Unable to determine what in the fraud report the lender is referring to.

3/7/2019: Missing documented PITIA on the following properties, listed on the REO schedule.  These are not listed on the final 1003 REO schedule.  There is a document listing them as corporate owned properties, unsigned by the borrower, unclear if this was provided by the borrower.  No documentation that they are owned by a business entity and not by the borrower individually located in the file.  Lender states both these properties are owned by XXXXX, however there is conflicting information in the file and no financials for XXXXX to confirm the entity pays these obligations.
-XXXXX: The REO schedule reflects this property is owned free and clear.  Missing property profile to confirm free and clear status, taxes, insurance and HOA dues. Lender states on Fraud report reflects the owner as XXXXX, but this does not match the fraud report received for review.  Page 13 of the Fraud report reflects the owner as the borrower individually.  Unable to determine what in the fraud report the lender is referring to.
-XXXXX.  This is cross-collateralized with unit XXXX per the Note.  Missing is evidence of taxes, insurance and HOA dues or evidence that this unit is owned by one of the borrower's business entities and not the borrower himself.  Lender states the settlement statement for XXXXX supports the exclusion of taxes, insurance and HOA dues however XXXXX also secures this Note and was included in the borrower's DTI.  If unit XXXX is included it is unclear why unit XXXX was not.

Original:
Missing documented PITIA on the following properties, listed on the REO schedule.  These are not listed on the final 1003 REO schedule.  There is a document listing them as corporate owned properties, unsigned by the borrower, unclear if this was provided by the borrower.  No documentation that they are owned by a business entity and not by the borrower individually located in the file.
-XXXXX: The REO schedule reflects this property is owned free and clear.  Missing property profile to confirm free and clear status, taxes, insurance and HOA dues. The XXXXX County assessor's website reflects this property is in the borrower's name.
-XXXXX.  This is cross-collateralized with unit XXXX per the Note.  Missing is evidence of taxes, insurance and HOA dues or evidence that this unit is owned by one of the borrower's business entities and not the borrower himself.  The XXXXX County assessor's website reflects this property is in the borrower's business name XXXXX, however there is no documentation in the file.

Verified credit history - The borrower's credit score of 795 is more than 20 points higher than the minimum score of 680.; Low DTI - DTI of 36.97% is more than 5% below the maximum of 50%.	3/21/2019 - please see #2 on CPA letter regarding ownership of XXXXX
**Missing documented PITIA on XXXXX.  Missing property profile to confirm free and clear status, taxes, insurance and HOA dues.  CPA letter states that the borrower's trust owns this property through an LLC, however county records reflect the borrower owns it in his own name.  No record of XXXXX or XXXXX ever being the owner of record of this property.  As the borrower is personally liable for the property tax and HOA (as owner), these must be documented and included in DTI.  If there is insurance and/or mortgage in the name of XXXXX or XXXXX these can be excluded, missing documentation to support that.  Taxes from the XXXXX County tax assessor are $XXXX.  Estimating HOA as XXXX  With these included DTI would still be 37.4% and well within guidelines of 50%.  No mortgage is listed on public records and if CPA says the LLC manages the property it is reasonable to assume HOI, if any, would be in the LLC's name.  Exception is overridden due to mitigated risk of low DTI.

3/18/2019 - Recd from lender: Unit XXXX is included in borrowers DTI.  Please see tax assessor's website for XXXXX, owned by XXXXX and not included in Borrowers DTI.
**Removed unit XXXX from exception.  XXXXX has not yet been satisfactorily addressed so exception remains.
3/7/2019 - Recd from lender:Both properties are owned by XXXXX.
1.  XXXXX appears in the CPA letter and the Fraud report. CPA states property is owned by XXXXX, as well as the Fraud report as of XX/XX/XXXX.  This property was never on the 1003.
2.  please see settlement statement for XXXXX borrower is XXXXX
**XXXXX is on the fraud report and reflects that the borrower owns the property in his own name since XX/XX/XXXX.  Unable to determine what the seller is referring to.
The XXXXX Unit XXXX settlement statement does reflect XXXXX however the XXXXX Unit XXXX is also listed on there and was included in the borrower's DTI. If unit XXXX is included it is unclear why XXXX was not, and no financials provided for XXXXX to confirm it pays for the obligations itself. It appears the borrower may be personally liable for these units. Exception remains	3/21/2019 - Taxes from the XXXXX County tax assessor are $XXXX. Estimating HOA as XXXX With these included DTI would still be 37.4% and well within guidelines of 50%. No mortgage is listed on public records and if CPA says the LLC manages the property it is reasonable to assume HOI, if any, would be in the LLC's name. Exception is overridden due to mitigated risk of low DTI.
												Mitigated Risk: 3/21/2019 - Taxes from the XXXXX County tax assessor are XXXX Estimating HOA as $100/mo. With these included DTI would still be 37.4% and well within guidelines of 50%. No mortgage is listed on public records and if CPA says the LLC manages the property it is reasonable to assume HOI, if any, would be in the LLC's name. Exception is overridden due to mitigated risk of low DTI.	B	B	B	B	B
519542	486106	03/04/2019	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	2	Acknowledged	Updated: 1. The documentation in the file reflects the borrower owns two units at XXXXX, XXX and XXX. The signed REO schedule and the final 1003 do not reflect these, but do reflect units XXXX XXXX instead.
2. The final 1003 reflects XXXXX on the REO schedule. Per the documents received the address is XXXXX.

Original: 1. The documentation in the file reflects the borrower owns two units at XXXXX, XXX and XXX.  The signed REO schedule and the final 1003 do not reflect these, but do reflect units XXX and XXX instead.
								2. The final 1003 reflects the mortgage on XXXXX is with XXXXX with a payment of $XXXXX, however the mortgage statement reflects the mortgage is with XXXXX and the payment is $XXXXX.		Verified credit history - The borrower's credit score of 795 is more than 20 points higher than the minimum score of 680.; Low DTI - DTI of 36.97% is more than 5% below the maximum of 50%.	3/18/2019 - Recd from lender a copy of the Note from the refinance of this property with XXXXX with a P&I payment of $XXXXX. Also included is documented HOI XXXX and taxes XXXX Exception updated as it appears the street address on the 1003 is not correct.	Client: 3/18/2019 - Override to EV2 for immaterial exception.	B	B	B	B	B
519542	486153	03/04/2019	Credit	Income Calculation Discrepancy	CRED 0084	2	Acknowledged	The eligible deposits from the three bank accounts total $XXXXX which is XXXX% below the gross income on the P&L, which exceeds the allowable tolerance of 10%.

Original:

1. The lender's income calculator does not match the bank statements.  The deposits for XXXXX **XXXX XX - XX XXXX are not accurate.  XX/XXXX statement reflects $XX deposits, lender used $XXXXX.  XX/XXXX statement reflects $XXXX deposits, lender used $XXXXX.  XX/XXXX statement reflects $XX deposits, lender used $XXXXX.  The total eligible deposits based on these figures on the investor calculator is $XXXXX and is within 10% of the gross income from the P&L.  However the reviewer calculated eligible deposits of $XXXXX which is XXXX% below the gross income on the P&L and outside the allowable tolerance.
2. The borrower is XX% owner of XXXXX per the CPA letter.  The investor income calculator reflects that 100% of the net income from the P&L was used in qualifying.
Verified credit history - The borrower's credit score of 795 is more than 20 points higher than the minimum score of 680.; Low DTI - DTI of 36.97% is more than 5% below the maximum of 50%.	3/7/2019 - Recd from lender:1. P&L was corrected during origination (uploaded), investor granted exception for variance outside of 10% (upload).
2.  Investor approved XX% ownership with compensating factors.

											**Recd updated bank statement analysis with correct deposit amounts. Also received investor approval of the variance more than 10%. Verbiage in original exception updated to just the variance and overridden as an client acknowledged exception.	Client: Override to EV2 due to an client acknowledged exception.	B	B	B	B	B
519542	486161	03/04/2019	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Missing the verification of mortgage for XXXXX **XXXX which appears to be secured by XXXXX. It is not reflected on the credit report or credit supplement. It appears to be paid out of the XXX **XXXX account. Missing additional 10 cancelled checks to complete a 12 month payment history.	03/08/2019	Verified credit history - The borrower's credit score of 795 is more than 20 points higher than the minimum score of 680.; Low DTI - DTI of 36.97% is more than 5% below the maximum of 50%.	3/7/2019 - Recd from lender:please see payment history for XXXX **Recd mortgage history from servicer. All payments made as agreed. Exception cleared.	3/7/2019 - Recd mortgage history from servicer. All payments made as agreed. Exception cleared.	A	A	A	A	A
519542	486196	03/04/2019	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Updated: Missing letter of explanation for recent inquiries on the credit report. There is an LOE in the file (signed copy received XX/XX/XXXX) that addresses one inquiry on XX/XX/XXXX. As this does not appear on the initial credit report it appears to be from a previous credit pull. Missing signed LOE for the inquiries on XX/XX/XXXX by XXXXX which was not a pull by XXXXX.
Original: Missing letter of explanation for recent inquiries on the credit report. There is an unsigned LOE in the file that addresses one inquiry on XX/XX/XXXX. As this does not appear on the initial credit report it appears to be from a previous credit pull. Missing signed LOE for the inquiries on XX/XX/XXXX by XXXXX.	03/28/2019	Verified credit history - The borrower's credit score of 795 is more than 20 points higher than the minimum score of 680.; Low DTI - DTI of 36.97% is more than 5% below the maximum of 50%.	3/27/2019 - Exception is cleared with the attached borrower signed credit inquiry letter. CRED 0104 Exception Cleared;
											3/18/2019 - Recd from lender a signed copy of the LOE referenced in the original exception.	3/27/2019 - Exception is cleared with the attached borrower signed credit inquiry letter. CRED 0104 Exception Cleared;	A	A	A	A	A
519562	486460	03/05/2019	Compliance	Homeownership Counseling Disclosure does not contain minimum required 10 counselors	RESPA 0030	2	Acknowledged	The Homeownership Counseling Disclosure only lists 9 counselors. Credit Advisors Foundation is listed twice (#1 and #2)	Low DTI - DTI of 41.09% is more than 5% below the max of 50%.; Verified reserves - PITIA reserves are above the minimum by more than six months. Three months are required and the borrower has XXXX which does not include the cash out proceeds of $XXXXX (an additional XXXX months); Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.	Override to EV2 for immaterial issue. The disclosure includes a link to the CPFB website containing the complete list of housing counselors.
												Mitigated Risk: Override to EV2 for immaterial issue. The disclosure includes a link to the CPFB website containing the complete list of housing counselors.	B	B	B	B	B
519562	486469	03/05/2019	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Missing letter of explanation for disputed accounts (XXXX, XXXX #XXXX) and late payments (XXXX, XXXX, XXXX #XXXX, XXXX #XXXX, XXXX, XXXX #XXXX). Guidelines require full explanation for all accounts more than 60 days late in the past 4 years.
									03/18/2019	Low DTI - DTI of 41.09% is more than 5% below the max of 50%.; Verified reserves - PITIA reserves are above the minimum by more than six months. Three months are required and the borrower has XXXX which does not include the cash out proceeds of $XXXXX (an additional XXXX months); Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.	3/18/2019 - Recd signed LOE addressing the disputed credit and derogs. Exception cleared.	3/18/2019 - Recd signed LOE addressing the disputed credit and derogs. Exception cleared.	A	A	A	A	A
519562	486470	03/05/2019	Credit	Missing income calculation worksheet and/or detail	CRED 0092	1	Closed	Missing underwriter worksheet detailing income and liabilities used as required by investor guidelines.	04/01/2019	Low DTI - DTI of 41.09% is more than 5% below the max of 50%.; Verified reserves - PITIA reserves are above the minimum by more than six months. Three months are required and the borrower has XXXX which does not include the cash out proceeds of $XXXXX (an additional XXXX months); Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.	3/29/2019 - Seller has delegated underwriting. An investor Clear to Close Review Summary is not available. Recd response from investor advising the 1008 is acceptable as an UW worksheet for wage earners. Exception cleared.
											3/26/2019 - Attached 1008 is insufficient to satisfy the exception. Missing is investor Clear to Close Review Summary. CRED 0092 Exception Remains;	4/1/2019 - Seller has delegated underwriting. An investor Clear to Close Review Summary is not available. Recd response from investor advising the 1008 is acceptable as an UW worksheet for wage earners. Exception cleared.	A	A	A	A	A
519562	486471	03/05/2019	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Missing investor submission form which must be included with all file submissions. Unable to determine if the loan is intended to be QM or non-QM.	08/12/2019	Low DTI - DTI of 41.09% is more than 5% below the max of 50%.; Verified reserves - PITIA reserves are above the minimum by more than six months. Three months are required and the borrower has XXXX which does not include the cash out proceeds of $XXXXX (an additional XXXX months); Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.	3/29/2019 - Recd printout from investor reflecting that the 2nd version indicating non-QM was used. Exception cleared noting version 2 is the accurate version and the loan is non-QM.
											3/26/2019 - Attached are two loan submission forms, one reflects QM and the other Non-QM. Neither forms is dated, thus unable to determine which for is final. QMATR 0010 Exception Remains;	4/1/2019 - Recd printout from investor reflecting that the 2nd version indicating non-QM was used. Exception cleared noting version 2 is the accurate version and the loan is non-QM.	A	A	A	A	A
519562	486472	03/05/2019	Credit	Borrower does not have a 2 year earnings history	CRED 0027	2	Acknowledged	Updated: Missing evidence that the borrower was employed prior to XX/XX/XXXX when borrower started current job. 1003 reflects borrower was employed from XXXX through X/XXXX, however the LOE provided by the borrower for the "no record" result on XXXX tax transcripts (stips recd 3/29/2019) states borrower was laid off and as a result had no income in all of XXXX, thus no income tax return was filed. There is no indication or verification for any previous employment as the information provided on the 1003 is not accurate.

Original: Missing evidence of a two year employment history. Employment is only verified going back to XX/XXXX. 1003 reflects borrower was employed from XXXX through XX/XXXX, however there is no verification of that employment in the file. XXXX 1040/tax transcript reflects the only income reported that year was from current employer. XXXX tax transcript reflects a no record. Based on the documentation provided borrower was not employed from the beginning of XXXX through XX/XXXX, no explanation in the file for the gap greater than 60 days as required by guidelines.	Low DTI - DTI of 41.09% is more than 5% below the max of 50%.; Verified reserves - PITIA reserves are above the minimum by more than six months. Three months are required and the borrower has XXXX which does not include the cash out proceeds of $XXXXX (an additional XXXX months); Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.	3/29/2019 - Recd LOE signed by the borrower stating XXXX therefore had no filings that year. No information provided indicating previous employment history as the information on the 1003 is not accurate.	The borrower does not have a two year employment history but has been with current employer for more than 12 months. Qualifying income is base income only (as opposed to a less stable income type such as commission) and the DTI is 34.040%.
												Mitigated Risk: The borrower does not have a two year employment history but has been with current employer for more than 12 months. Qualifying income is base income only (as opposed to a less stable income type such as commission) and the DTI is 34.040%.	B	B	B	B	B
519562	486476	03/05/2019	Credit	Missing Verification of Rental	CRED 0021	2	Acknowledged	Per the final 1003 the borrower has lived at the subject property, which was owned free and clear, for 6 months. Previous address was XXXXX where borrower lived for XXXX. The 1003 does not indicate if borrower rented or owned this property, however per online search the address is for an apartment complex. Missing VOR or cancelled checks for the 6 months prior to moving into the subject property.	Low DTI - DTI of 41.09% is more than 5% below the max of 50%.; Verified reserves - PITIA reserves are above the minimum by more than six months. Three months are required and the borrower has XXXX which does not include the cash out proceeds of $XXXXX (an additional XXXX months); Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.	3/26/2019 - Exception is overridden to EV2 with the attached post consummation dated VOR confirming satisfactory rental rating on prior residence. CRED 0021 Exception Overridden to EV2;	3/26/2019 - Exception is overridden to EV2 with the attached post consummation dated VOR confirming satisfactory rental rating on prior residence. CRED 0021 Exception Overridden to EV2;
												Mitigated Risk: 3/26/2019 - Exception is overridden to EV2 with the attached post consummation dated VOR confirming satisfactory rental rating on prior residence. CRED 0021 Exception Overridden to EV2;	B	B	B	B	B
519562	486880	03/07/2019	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing the explanation/evidence of filing for the XXXX federal tax return, transcript reflects a no record. Per guidelines the lender must document that the taxes have been filed and evidence of IRS filing extension must be present in the file (Or attestation from the borrower that she did not have any income in XXXX and therefore did not have to file taxes. As the filing extension date for XXXX 1040s has passed, missing is evidence of the late filing penalty amount and evidence it has been paid. Note: The large deposit of $XXXXX on XX/XX/XXXX into XXXX **XXXX is from the IRS per the check copy. The check is dated XX/XX/XXXX and description reads that is the tax refund for the XXXX return. This indicates the XXXX was not filed until XXXX, indicating the XXXX return may have been filed late or not at all (leading to the no record transcript response from the IRS).	04/01/2019	Low DTI - DTI of 41.09% is more than 5% below the max of 50%.; Verified reserves - PITIA reserves are above the minimum by more than six months. Three months are required and the borrower has XXXX which does not include the cash out proceeds of $XXXXX (an additional XXXX months); Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.	3/29/2019 - Recd LOE signed by the borrower stating XXXX therefore had no filings that year.	4/1/2019 - Recd LOE signed by the borrower stating XXXX and therefore had no filings that year.	A	A	A	A	A
519562	486883	03/07/2019	Credit	LTV Exceeds Max Allowed	CRED 0010	2	Acknowledged	Missing exception for the LTV above 70%. The credit report reflects the borrower had 120+ lates on the XXXX **XXXX mortgage in XX and XX XXXX, which qualifies as a recent credit event. Per the product matrix the max LTV for a cash out refinance for a borrower with a 640 FICO and a recent credit event is 70% (80% base with 10% LTV reduction due to cash out with FICO <720). The subject loan has an LTV of 73.171%.		Low DTI - DTI of 41.09% is more than 5% below the max of 50%.; Verified reserves - PITIA reserves are above the minimum by more than six months. Three months are required and the borrower has XXXX which does not include the cash out proceeds of $XXXXX (an additional XXXX months); Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.	4/5/2019 - Recd email from client advising they are waiving the LTV restriction of XX% for this loan due to compensating factors.	4/5/2019 - Override to EV2 for client acknowledged exception. Mitigated Risk: 4/5/2019 - Override to EV2 for client acknowledged exception.	B	B	B	B	B
519562	486893	03/07/2019	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	2	Acknowledged	Updated:
1. The final 1003 reflects the borrower acquired the property in XXXX for $XXXXX, however per appraisal and title report borrower purchased it in XXXX for $XXXXX.
2. The final 1003 does not indicate whether the borrower rented or owned former address.  Post-closing VOR (stips recd 3/26/2019) received indicating this property was a rental.
3. The final 1003 reflects the borrower worked for XXXXX until XX/XX/XXXX, however per LOE for no return filed in XXXX (stips recd 3/29/2019) borrower had been laid off and had no income for the whole year.  The income $XXXXX XXXX W2 from current employer is the only income claimed on XXXX tax return.

Original:
1. The final 1003 reflects the borrower acquired the property in XXXX for $XXXXX, however per appraisal and title report borrower purchased it in XXXX for $XXXXX.
2. The final 1003 does not indicate whether the borrower rented or owned former address.
								3. The final 1003 reflects the borrower worked for XXXXX until XX/XX/XXXX, however there is no evidence of this employment in the file. The income $XXXXX XXXX W2 from current employer is the only income claimed on XXXX tax return.		Low DTI - DTI of 41.09% is more than 5% below the max of 50%.; Verified reserves - PITIA reserves are above the minimum by more than six months. Three months are required and the borrower has XXXX which does not include the cash out proceeds of $XXXXX (an additional XXXX months); Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.		Override to EV2 for immaterial issue. Mitigated Risk: Override to EV2 for immaterial issue.	B	B	B	B	B
519562	486894	03/07/2019	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing investor approval of the appraisal. The file does contain a desk review of the appraisal reflecting the investor loan number and a variance of 3.3% to the original appraisal's opinion of value.	03/27/2019	Low DTI - DTI of 41.09% is more than 5% below the max of 50%.; Verified reserves - PITIA reserves are above the minimum by more than six months. Three months are required and the borrower has XXXX which does not include the cash out proceeds of $XXXXX (an additional XXXX months); Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.	3/26/2019 - Exception is cleared with the attached email correspondence from client reflecting Appraisal status completed - value supported. APPR 0046 Exception Cleared;	3/26/2019 - Exception is cleared with the attached email correspondence from client reflecting Appraisal status completed - value supported. APPR 0046 Exception Cleared;	A	A	A	A	A
519562	502463	06/11/2019	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed	The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XX/XX/XXXX: Recording Service Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).	06/11/2019	Low DTI - DTI of 41.09% is more than 5% below the max of 50%.; Verified reserves - PITIA reserves are above the minimum by more than six months. Three months are required and the borrower has XXXX which does not include the cash out proceeds of $XXXXX (an additional XXXX months); Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.		Duplicate of 0195	A	A	A	A	A
519092	488029	03/13/2019	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	Updated: The CD issued on XX/XX/XXXX included in the file is incomplete. Only page 1 is provided. Missing pp2-5. The documents received on 3/21/2019 do not relate to the incomplete CD.

Original: The CD issued on XX/XX/XXXX included in the file is incomplete. Only page 1 is provided. Missing pp2-5.	04/01/2019	Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.; Verified credit history - The borrower's FICO score of 737 is more than 20 points above the minimum FICO of 680.; Verified employment history - The borrower has owned his own business for more than XXXX years.	3/29/2019 - Recd complete copy of the XX/XX/XXXX CD. No compliance findings. Exception cleared.
3/21/2019 - Please see attached property history showing our borrower has not been on tile until recent purchase.  Borrower had quit claimed off in XXXX.  Credit report does not reflect borrower as being on the loan that was foreclosed on---as supported by property history.
											**Response appears to be an error as it does not relate to this exception but rather CRED 0082/0084. Exception remains.	4/1/2019 - Recd complete copy of the XX/XX/XXXX CD. No compliance findings. Exception cleared.	A	A	A	A	A
519092	488035	03/13/2019	Compliance	Loan Disbursement Date is on or before the required Right of Rescission Expiration Date	ROR 0009	1	Closed	The Notice of Right to Cancel reflects and expiration date of XX/XX/XXXX, however that was the disbursement date per the post-consummation CD.	03/22/2019	Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.; Verified credit history - The borrower's FICO score of 737 is more than 20 points above the minimum FICO of 680.; Verified employment history - The borrower has owned his own business for more than XXXX years.	3/21/2019 - docs uploaded **Recd the ROR that was signed at closing dated XX/XX/XXXX with a rescission expiration of XX/XX/XXXX. Exception cleared.	3/21/2019 - Recd the ROR that was signed at closing dated XX/XX/XXXX with a rescission expiration of XX/XX/XXXX. Exception cleared.	A	A	A	A	A
519092	488064	03/13/2019	Credit	Income Calculation Discrepancy	CRED 0084	2	Acknowledged	The Operating Agreement for XXXXX reflects it is owned by XXXXX. The trust certificate or trust agreement could not be located in the file, however the Unanimous Written Consent by all members to enter into this refinance transaction also includes the signature of XXXXX, the non-borrowing spouse as the other party. For review, calculated borrower's percentage of ownership as 50%.		Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.; Verified credit history - The borrower's FICO score of 737 is more than 20 points above the minimum FICO of 680.; Verified employment history - The borrower has owned his own business for more than XXXX years.		The DTI using 50% of the income is 38% and is within guidelines. Mitigated Risk: The DTI using 50% of the income is 38% and is within guidelines.	B	B	B	B	B
519092	488070	03/13/2019	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	The Operating Agreement for XXXXX reflects it is owned by the XXXXX. The trust certificate or trust agreement could not be located in the file to confirm the beneficiaries of trust income to determine percentage of "ownership" for the individual borrower. Based on the Unanimous Written Consent by all members to enter into this refinance transaction it is assumed that there are are two beneficiaries, the borrower and the non-borrowing spouse, so 50% of net income was used for qualifying.	Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.; Verified credit history - The borrower's FICO score of 737 is more than 20 points above the minimum FICO of 680.; Verified employment history - The borrower has owned his own business for more than XXXX years.	3/21/2019 - Please see bank statement analysis and 1008 showing income for qualifying based on 50% ownership.
**It is reasonable to assume that the only beneficiaries are the borrower and his spouse based on the written consent, borrower has been qualified using 50% income. Exception overridden due to mitigating factors.	3/21/2019 - It is reasonable to assume that the only beneficiaries are the borrower and his spouse based on the written consent, borrower has been qualified using 50% income.
												Mitigated Risk: 3/21/2019 - It is reasonable to assume that the only beneficiaries are the borrower and his spouse based on the written consent, borrower has been qualified using 50% income.	B	B	B	B	B
519092	488075	03/13/2019	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	2	Acknowledged	Updated: Missing evidence of trackable delivery for the updated post closing CD and fee refund of XXXX provided on XX/XX/XXXX.

Original: Missing valid changed circumstance for the increase to the appraisal fee from XXXX on the Loan Estimates and the initial closing disclosure to XXXX on the final closing disclosures. Missing a redisclosure within 3 business days of the lender knowledge date for the increase to this fee. The invoice from the previous lender is dated XX/XX/XXXX prior to the application date, though the transfer letter is dated XX/XX/XXXX. Missing changed circumstance or lender credit for the addition of the XXXX fee for the appraisal update. The final lender credit was XXXX-according to the rate lock confirmation XXXX was a credit for interest rate chosen. The remaining credit of XXXX is not sufficient to cure this variance. The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Appraisal Fee, Inspection Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.; Verified credit history - The borrower's FICO score of 737 is more than 20 points above the minimum FICO of 680.; Verified employment history - The borrower has owned his own business for more than XXXX years.	3/29/2019 - Exception is cured with the attached FedEx tracking slip that confirms delivery to borrower of the corrective re-disclosure, accompanying letter of explanation, and refund check within 60 days of consummation. TRID 0195 Exception Overridden to EV2;
3/27/2019 - Attached corrective re-disclosure, accompanying letter of explanation, and copy of refund check is insufficient to satisfy the explanation. Missing is evidence of trackable delivery to borrower completed within 60 days of consummation. TRID 0195 Exception Remains;
3/21/2019 - Lender provided an LOE, copy of the check to the borrower for XXXX and a post closing CD. Proof of delivery not included, exception remains.	3/29/2019 - Exception is cured with the attached FedEx tracking slip that confirms delivery to borrower of the corrective re-disclosure, accompanying letter of explanation, and refund check within 60 days of consummation. TRID 0195 Exception Overridden to EV2;
												Mitigated Risk: 3/29/2019 - Exception is cured with the attached FedEx tracking slip that confirms delivery to borrower of the corrective re-disclosure, accompanying letter of explanation, and refund check within 60 days of consummation. TRID 0195 Exception Overridden to EV2;	B	B	B	B	B
519092	488083	03/13/2019	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	The subject property was purchased by the borrowers in XX/XXXX as a bank owned property. Based on the property history in the appraisal the bank acquired it through a trustee's deed in XX/XXXX. The previous owner was the non-borrowing spouse after the borrower quit claimed it to her in XXXX.
It appears this was a property the borrowers lost ownership through a foreclosure process and bought the property back. Missing is an LOE for the ownership history and documentation to confirm if the borrower was on the mortgage or not. If he was an LOE providing full explanation for any applicable extenuating circumstance would be required and the loan grade changed to "recent credit event".	03/22/2019	Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.; Verified credit history - The borrower's FICO score of 737 is more than 20 points above the minimum FICO of 680.; Verified employment history - The borrower has owned his own business for more than XXXX years.	3/21/2019 - Please see attached property history showing our borrower has not been on tile until recent purchase. Borrower had quit claimed off in XXXX. Credit report does not reflect borrower as being on the loan that was foreclosed on---as supported by property history.
**Recd property history reflecting details of all the transactions on the property.  No mortgages since the borrower's household purchased the property in XXXX were in the borrower's name.  Exception cleared.
												3/21/2019 - Recd property history reflecting details of all the transactions on the property. No mortgages since the borrower's household purchased the property in XXXX were in the borrower's name. Exception cleared.	A	A	A	A	A
519092	488086	03/13/2019	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	2	Acknowledged	The final 1003 is missing a complete 2 year housing history. It reflects the borrower has owned the property for XXXX and provides no previous address. It appears the borrower has owned the property since XXXX, lost it in XXXX as a foreclosure, and bought it back in XXXX. It appears they continued to reside in the subject during that time but unable to confirm.		Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.; Verified credit history - The borrower's FICO score of 737 is more than 20 points above the minimum FICO of 680.; Verified employment history - The borrower has owned his own business for more than XXXX years.		Client: Override to EV2 for immaterial issue.	B	B	B	B	B
519092	488087	03/13/2019	Credit	Fraud Alert on Credit Report not addressed	CR 0004	1	Closed	Missing evidence that the extended fraud alert on the credit report was addressed prior to completing the loan.	03/22/2019	Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.; Verified credit history - The borrower's FICO score of 737 is more than 20 points above the minimum FICO of 680.; Verified employment history - The borrower has owned his own business for more than XXXX years.	3/21/2019 - Please see attached underwriter cert that was inadvertently filed in a folder that doesn't get uploaded for review

											**Recd UW cert certifying that they reached out to the borrower and verified two private/one public items and confirmed he applied for the loan, dated XX/XX/XXXX. Exception cleared.	3/21/2019 - Recd UW cert certifying that they reached out to the borrower and verified two private/one public items and confirmed he applied for the loan, dated XX/XX/XXXX. Exception cleared.	A	A	A	A	A
519092	488088	03/13/2019	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	The fraud report reflects an unacceptable score of 119/Critical Risk. Missing fraud report with all alerts addressed.	03/22/2019	Minimal outstanding debt - The borrower's residual income of $XXXXX is more than $XXXXX above the minimum requirement of $XXXXX.; Verified credit history - The borrower's FICO score of 737 is more than 20 points above the minimum FICO of 680.; Verified employment history - The borrower has owned his own business for more than XXXX years.	3/21/2019 - Please see fraud report with all alerts cleared. **Received updated fraud report. Report still has a critical risk score but all high level alerts have been addressed. Exception cleared.	3/21/2019 - Received updated fraud report. Report still has a critical risk score but all high level alerts have been addressed. Exception cleared.	A	A	A	A	A
520132	488146	03/14/2019	Credit	Missing Initial 1003 Application	APP 0003	1	Closed	Missing initial 1003 / Application. Initial application date has not been confirmed. Review used esign consent date of XX/XX/XXXX.	04/01/2019	Verified employment history - VOE confirms XXXX years for both borrowers with present employer.	3/29/2019 - Exception is cleared with the attached borrower / loan originator signed initial 1003 / application. APP 0003 Exception Cleared;	3/29/2019 - Exception is cleared with the attached borrower / loan originator signed initial 1003 / application. APP 0003 Exception Cleared;	A	A	A	A	A
520132	488147	03/14/2019	Compliance	Mortgage/Deed of Trust is not Recorded	DEED 0005	1	Closed	Missing copy of the recorded Deed of Trust. Closing instructions document lenders intent to record.	03/27/2019	Verified employment history - VOE confirms XXXX years for both borrowers with present employer.		CANCELLED. Closing instructions document lenders intent to record.	A	A	A	A	A
520132	488151	03/14/2019	Compliance	Missing Initial Loan Estimate	TRID 0128	1	Closed	Missing initial and all re-disclosed LEs. Compliance review is incomplete pending missing documentation.	04/01/2019	Verified employment history - VOE confirms XXXX years for both borrowers with present employer.	3/27/2019 - Exception is cleared with the attached Initial and re-disclosed LEs. TRID 0128 Exception Cleared;	3/27/2019 - Exception is cleared with the attached LEs. TRID 0128 Exception Cleared;	A	A	A	A	A
520132	488155	03/14/2019	Compliance	Homeownership Counseling Disclosure does not contain minimum required 10 counselors	RESPA 0030	1	Closed	Homeownership Counseling Organization acknowledgment provided to evidence receipt of the disclosure. Missing is the actual disclosure, thus unable to confirm number of agencies disclosed to borrower.	03/27/2019	Verified employment history - VOE confirms XXXX years for both borrowers with present employer.	1/18/2019 - Exception is cleared with the attached Homeownership Counseling Organization List. RESPA 0030 Exception Cleared;	1/18/2019 - Exception is cleared with the attached Homeownership Counseling Organization List. RESPA 0030 Exception Cleared;	A	A	A	A	A
520132	488164	03/14/2019	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing evidence of insurance, thus unable to confirm sufficient coverage or the insurance premium.	03/27/2019	Verified employment history - VOE confirms XXXX years for both borrowers with present employer.	3/27/2019 - Exception is cleared with the attached insurance dec page. HAZ 0005 Exception Cleared;	3/27/2019 - Exception is cleared with the attached insurance dec page. HAZ 0005 Exception Cleared;	A	A	A	A	A
520132	488181	03/14/2019	Property	HPML Appraisal Requirements are Not Met	APPR 0044	1	Closed	Appraiser Certification does not include any verbiage that the appraisal was prepared in accordance with Title XI of FIRREA. "I performed this appraisal in accordance with the requirements of Title XI of the Financial Institution Reform, Recovery and Enforcement Act of 1989, (12 U.S.C.3331 et seq.), and any implementing regulations."	03/27/2019	Verified employment history - VOE confirms XXXX years for both borrowers with present employer.	3/27/2019 - Exception is cleared with the attached copy of the appraisal report that includes FIRREA verbiage. APPR 0044 Exception Cleared;	3/27/2019 - Exception is cleared with the attached copy of the appraisal report that includes FIRREA verbiage. APPR 0044 Exception Cleared;	A	A	A	A	A
520132	488185	03/14/2019	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Identity alert for B2 not addressed. Credit report also reflects an alert.	04/01/2019	Verified employment history - VOE confirms XXXX years for both borrowers with present employer.	3/29/2019 - Exception is cleared with the attached data verify for B2. FRAUD 0001 Exception Cleared;
											3/27/2019 - Attached data verify for B1 is insufficient to satisfy the exception. Identity alert for B2 not addressed. FRAUD 0001 Exception Remains;	3/29/2019 - Exception is cleared with the attached data verify for B2. FRAUD 0001 Exception Cleared;	A	A	A	A	A
520132	488186	03/14/2019	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Updated: Investor Loan Submission Form reflects QM Status of Agency / GSE QM. Loan designation should be Non-QM. Updated Investor Loan Submission Form provided XX/XX/XXXX is not fully completed, The form is missing the credit grade as well as the underwriter name, signature, or date. Investor's internal document recd reflects the loan is registered as non-QM Recent Credit Event.
Original: Investor Loan Submission Form reflects QM Status of Agency / GSE QM (pg 1). Loan designation should be Non-QM.	04/01/2019	Verified employment history - VOE confirms XXXX years for both borrowers with present employer.	4/1/2019 - "please see Investor Loan Information. Loan was locked by seller as NonQM/ATR Compliant." Recd Investor internal document reflecting the loan is non-QM, credit grade is Recent Credit Event. Investor does not require underwriter signature on approvals.
											3/29/2019 - Attached Investor Loan Submission form with the handwritten in Non QM loan designation is insufficient to satisfy the exception. The Investor credit grade is not listed, nor is there an underwriter name, signature, or date. APRV 0010 Exception Remains;	4/1/2019 - "Recd Investor internal document reflecting the loan is non-QM, credit grade is Recent Credit Event. Investor does not require underwriter signature on approvals.	A	A	A	A	A
520132	488239	03/14/2019	Credit	LTV Exceeds Max Allowed	CRED 0010	2	Acknowledged	LTV of 79.27% exceeds the max allowed LTV of 75% for Cash Out Transaction on recent credit event with a FICO of 711.		Verified employment history - VOE confirms XXXX years for both borrowers with present employer.	3/29/2019 - Exception has been overridden to EV2 with the attached Eligibility Waiver granting 4.2% LTV exception. CRED 0010 Exception Overridden to EV2;	Client: 3/29/2019 - Exception has been overridden to EV2 with the attached Eligibility Waiver granting 4.2% LTV exception. CRED 0010 Exception Overridden to EV2;	B	B	B	B	B
520132	488299	03/15/2019	Compliance	Missing LE/CD Due to Rate Lock (12 CFR 1026.37(a)(13)(ii))	TRID 0164	1	Closed	Missing initial and all re-disclosed LEs. Compliance review is incomplete pending missing documentation.	04/01/2019	Verified employment history - VOE confirms XXXX years for both borrowers with present employer.	3/27/2019 - Exception is cleared with the attached initial LE. TRID 0164 Exception Cleared;	3/27/2019 - Exception is cleared with the attached initial LE. TRID 0164 Exception Cleared;	A	A	A	A	A
520132	489860	03/27/2019	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed	Loan Discount Increased from the LE XXXX to CD XXXX

								The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	04/01/2019	Verified employment history - VOE confirms XXXX years for both borrowers with present employer.	3/29/2019 - Exception is cleared with the attached Change of Circumstance form for the initial CD. TRID 0195 Exception Cleared;	3/29/2019 - Exception is cleared with the attached Change of Circumstance form for the initial CD. TRID 0195 Exception Cleared;	A	A	A	A	A
519842	488388	03/15/2019	Compliance	Corrections to the Mortgage/DOT are not initialed by the Borrower(s)	DEED 0023	1	Closed	The addition of "Trustee" to XXXXX signature on the main document and the riders appears to have been added after the fact (handwriting and ink are different) but are not initialed by the signer.	03/28/2019	Low DTI - DTI of 42% is more than 5% below the max allowed of 50%. ; Verified employment history - The borrower has been self employed for more than XXXX years. Per the XX Secretary of State printouts in the file), XXXXX has been in existence since XXXX	3/27/2019 - Exception is cleared with the attached letter of intent to re-record with the copy of the Mortgage that has the corrections initialed by the signer. DEED 0023 Exception Cleared;	3/27/2019 - Exception is cleared with the attached letter of intent to re-record with the copy of the Mortgage that has the corrections initialed by the signer. DEED 0023 Exception Cleared;	A	A	A	A	A
519842	488400	03/15/2019	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Updated:Missing Comparable Rent Schedule. Form 1007 Schedule of Rents is required for all Non-Owner Occupied loans on Single Family residences, regardless of whether rental income is used to qualify. Market rent is determined from this form.

Original: Missing Comparable Rent Schedule. Form 1007 Schedule of Rents is required for all Non-Owner Occupied loans on Single Family residences.	03/28/2019	Low DTI - DTI of 42% is more than 5% below the max allowed of 50%. ; Verified employment history - The borrower has been self employed for more than XXXX years. Per the XX Secretary of State printouts in the file), XXXXX has been in existence since XXXX	3/27/2019 - Exception is cleared with the attached SF Comparable Rent Schedule. APPR 0002 Exception Cleared;
3/21/2019 - No rents were used to qualify. Borrower was qualified with full PITI on the subject property of $XXXXX
											**Comparable rent schedule is required regardless of whether rental income is used to qualify. All non-owner occupied loans must have the market rent documented.	3/27/2019 - Exception is cleared with the attached SF Comparable Rent Schedule. APPR 0002 Exception Cleared;	A	A	A	A	A
519842	488404	03/15/2019	Credit	Missing Sufficient Evidence of Insurance	INS 0001	1	Closed	The insurance policy provided expires XX/XX/XXXX which is within 60 days of the Note date. The Closing Disclosure reflects the borrower paid the new premium at closing (p) but a copy of the renewal policy was not located in the file. The premium reflected on the declaration pages is $XXX but the new premium appears to be lower, $XXX.	03/28/2019	Low DTI - DTI of 42% is more than 5% below the max allowed of 50%. ; Verified employment history - The borrower has been self employed for more than XXXX years. Per the XX Secretary of State printouts in the file), XXXXX has been in existence since XXXX	3/21/2019 - Exception is cleared with the attached evidence of insurance from renewed policy with expiration through XX/XX/XXXX. INS 0001 Exception Cleared;	3/21/2019 - Exception is cleared with the attached evidence of insurance from renewed policy with expiration through XX/XX/XXXX. INS 0001 Exception Cleared;	A	A	A	A	A
519492	488210	03/14/2019	Compliance	APN Number is not listed on Security Instrument	COLL 0001	2	Acknowledged	No APN/parcel number on the Deed of Trust. Per the Title Commitment and both appraisals it is XXXXX.		Verified employment history - Both borrowers have been with their current employer for more than XXXX years. ; Verified credit history - The FICO score of 781 is 100 points over the minimum FICO of 680.		Client: Override to EV2 for immaterial issue. The deed of trust does include the legal description.	B	B	B	B	B
519492	488218	03/14/2019	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	The borrower's final CD does not reflect any commission paid to the either of the real estate agent. The purchase agreement reflects that the buyer was to pay a XXXX flat fee commissiotn to XXXXX. Per the seller's CD this was paid by the seller, $XXXXX commission was paid to the buyer's broker and $XXXXX commission was paid to the seller's broker.		Verified employment history - Both borrowers have been with their current employer for more than XXXX years. ; Verified credit history - The FICO score of 781 is 100 points over the minimum FICO of 680.		Client: Override to EV2 due to Immaterial Issue. No Assignee Liability.	B	B	B	B	B
519492	488233	03/14/2019	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing investor approval of the appraisal.	03/29/2019	Verified employment history - Both borrowers have been with their current employer for more than XXXX years. ; Verified credit history - The FICO score of 781 is 100 points over the minimum FICO of 680.	03/29/19 Recd Investor Appraisal Approval- investor has reviewed Desk Review at 0.0% variance. Appraisal is approved.	03/29/19 Recd Investor Appraisal Approval- investor has reviewed Desk Review at 0.0% variance. Appraisal is approved.	A	A	A	A	A
519492	488234	03/14/2019	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No Closing Protection Letter located in the file. File does contain the E&O/Professional Liability/Surety Bond coverage for the title company.	07/08/2019	Verified employment history - Both borrowers have been with their current employer for more than XXXX years. ; Verified credit history - The FICO score of 781 is 100 points over the minimum FICO of 680.	03/29/19 Recd copy of the CPL.	03/29/19 Recd copy of the CPL.	A	A	A	A	A
519492	488235	03/14/2019	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing insurance binder or declarations page verifying sufficient coverage was in place on or before the Note date. For review purposes the premium amount used was taken from the final CD.	03/22/2019	Verified employment history - Both borrowers have been with their current employer for more than XXXX years. ; Verified credit history - The FICO score of 781 is 100 points over the minimum FICO of 680.	3/21/2019 - Recd from lender:please see HOI
**Recd EOI reflecting dwelling coverage with replacement cost of $XXXXX, deductible of $XXXXX.  Premium is paid in full, matches the figures used by the lender for qualifying and for the  CD.  Exception cleared.
3/21/2019 - Recd EOI reflecting dwelling coverage with replacement cost of $XXXXX, deductible of $XXXXX Premium is paid in full, matches the figures used by the lender for qualifying and for the CD. Exception cleared.
													A	A	A	A	A
519492	488242	03/14/2019	Credit	Income Calculation Discrepancy	CRED 0084	1	Closed	Lender's calculation of bonus includes the $XXXXX in XXXX year end calculation, however per the Written VOE this bonus was not included in XXXX bonus income but counts towards XXXX bonus income. File contains no evidence that borrower received $XXXXX for XXXX and an additional $XXXXX for XXXX. Using the bonus figures from the WVOE the best case bonus income calculation is $XXXXX.
									03/29/2019	Verified employment history - Both borrowers have been with their current employer for more than XXXX years. ; Verified credit history - The FICO score of 781 is 100 points over the minimum FICO of 680.	03/29/19 Recd investor DTI exception acknowledgment which was caused by incorrect calculation of bonus income. Finding cleared.	03/29/19 Recd investor DTI exception acknowledgment which was caused by incorrect calculation of bonus income. Finding cleared.	A	A	A	A	A
519492	488243	03/14/2019	Credit	Back-end Ratio exception (DTI)	CRED 0004	2	Acknowledged	Using the best case income calculation for B1's actual bonus income (see CRED 0084) the DTI is excessive at 56.26%. Missing approved exception for DTI above 55%.		Verified employment history - Both borrowers have been with their current employer for more than XXXX years. ; Verified credit history - The FICO score of 781 is 100 points over the minimum FICO of 680.		Client: Lender Acknowledged exception: Investor approves DTI of 56.26% due to incorrect calculation of bonus income.	B	B	B	B	B
519492	488250	03/14/2019	Credit	Asset Documentation is Insufficient	CRED 0083	2	Acknowledged	Per guidelines foreign assets are acceptable if they are 60 days seasoned. The funds from the borrower's XXXXX account **XXXX were transferred to his XXXXX **XXXX account on XX.XX.XXXX which was less than 60 days before closing.	Verified employment history - Both borrowers have been with their current employer for more than XXXX years. ; Verified credit history - The FICO score of 781 is 100 points over the minimum FICO of 680.	Funds are held in a foreign account as the borrower's current employer who is an international XXXXX pays company bonus in XXXXX, per borrower LOE. The funds in the foreign account are well seasoned as the XXXXX XXXX statement (source of XXXXX XXXXX transfer to **XXXX) dates back to XX/XX/XXXX and the the XXXXX XXXX statement (source of EURO XXXXX transfer to XXXX dates back to XX/XX/XXXX.
												Mitigated Risk: Funds are held in a foreign account as the borrower's current employer who is an international XXXXX pays company bonus in XXXXX, per borrower LOE. The funds in the foreign account are well seasoned as the XXXXX XXXX statement (source of XXXXX XXXXX transfer to **XXXX) dates back to XX/XX/XXXX and the the XXXXX XXXX statement (source of EURO XXXXX transfer to XXXX dates back to XX/XX/XXXX.	B	B	B	B	B
519492	488251	03/14/2019	Credit	Missing Source of Funds	CRED 0108	1	Closed	Insufficient sourcing of the $XXXXX deposit on XX/XX/XXXX into XXXXX **XXXX Missing documentation connecting the wire from XXXXX which reflects a source account of **XXXX Checking to the documents interest paid per quarter. The documents do not reflect the account number or indicate what kind of account this is. Further information is required to document this is the connected to the **XXXX Checking account reflected on the wire transfer and the source of funds is acceptable.	03/22/2019	Verified employment history - Both borrowers have been with their current employer for more than XXXX years. ; Verified credit history - The FICO score of 781 is 100 points over the minimum FICO of 680.	3/21/2019 - Recd from lender:please see page 4 for sourcing of $XXXK from XXXXX **1498 to XXXXX **3199.
											**Email chain contains a copy of a wire from XXXXX sent through the borrower's XXXXX, and partner XXXXX, reflecting it was sent to borrower's XXXXX account. As wire came through a verifiable source and the email also reflects the documents in the original file are the XXXXX statement, exception cleared.	3/21/2019 - Recd Email chain containing a copy of a wire from XXXXX sent through the borrower's XXXXX and partner XXXXX, reflecting it was sent to borrower's XXXXX account. As wire came through a verifiable source and the email also reflects the documents in the original file are the XXXXX statement, exception cleared.	A	A	A	A	A
520242	488798	03/20/2019	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	2	Acknowledged	1. The final 1003 does not list the borrower's self employment in Section IV. Employment Information, which is blank. The information for XXXXX appears under "Employment Information Continued" on p4 but does not include the dates.
								2. Missing a complete two year residence history. The 1003 reflects he has lived at XXXXX for XXXX, however the letter from the property manager states the lease was executed on XX/XX/XXXX which was XXXX prior to the closing date. Per the fraud report the sale of his previous residence XXXXX closed XXXX before. Missing residence history prior to XX/XX/XXXX to complete a 24 month history.		Established credit history - FICO score of 717 is more than 20 points higher than the minimum required of 680.; Low DTI - DTI of 36.45% is more than 5% lower than the maximum 50%.		Client: Override to EV2 for immaterial issue	B	B	B	B	B
520242	488812	03/20/2019	Credit	Purchase Contract is Deficient	CRED 0085	2	Acknowledged	1. Missing the addendum to the purchase contract changing the seller credit from $XXXXX to $XXXXX. This was listed as satisfied on the investor Clear to Close Review Summary #9 but was not located in the file received.
2. The purchase contract reflects it includes the following addenda, but these were not located in the file received:
-Copy of floor plan, community map and features list
-Cooperating Broker Addendum
Established credit history - FICO score of 717 is more than 20 points higher than the minimum required of 680.; Low DTI - DTI of 36.45% is more than 5% lower than the maximum 50%.	Override to EV2 for immaterial issue. The purchase contract reflects the seller credit would be up to $XXXXX, as it did not increase it still meets the terms. The floor plan and community map are not material to the mortgage as collateral is reviewed by the appraisal which includes the floor plan and location map. There were no brokers used on the transaction per the final CD and the seller CD so the Cooperating Broker Addendum (though checked on the contract) is not applicable.
												Mitigated Risk: Override to EV2 for immaterial issue. The purchase contract reflects the seller credit would be up to $XXXXX, as it did not increase it still meets the terms. The floor plan and community map are not material to the mortgage as collateral is reviewed by the appraisal which includes the floor plan and location map. There were no brokers used on the transaction per the final CD and the seller CD so the Cooperating Broker Addendum (though checked on the contract) is not applicable.	B	B	B	B	B
520242	488819	03/20/2019	Compliance	"Consumer Handbook on Adjustable Rate Mortgages" Not Provided	COMP 0037	1	Closed	Missing evidence in the file that the CHARM booklet was provided to the borrower.	03/25/2019	Established credit history - FICO score of 717 is more than 20 points higher than the minimum required of 680.; Low DTI - DTI of 36.45% is more than 5% lower than the maximum 50%.	3/25/2019 - Recd screenshot of initial disclosure package reflecting the CHARM and CFPB Home Loan Toolkit were sent to the borrower. Exception cleared.	3/25/2019 - Recd screenshot of initial disclosure package reflecting the CHARM and CFPB Home Loan Toolkit were sent to the borrower. Exception cleared.	A	A	A	A	A
520242	488820	03/20/2019	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence in the file that the Home Loan Toolkit was provided to the borrower.	07/08/2019	Established credit history - FICO score of 717 is more than 20 points higher than the minimum required of 680.; Low DTI - DTI of 36.45% is more than 5% lower than the maximum 50%.	3/25/2019 - Recd screenshot of initial disclosure package reflecting the CHARM and CFPB Home Loan Toolkit were sent to the borrower. Exception cleared.	3/25/2019 - Recd screenshot of initial disclosure package reflecting the CHARM and CFPB Home Loan Toolkit were sent to the borrower. Exception cleared.	A	A	A	A	A
520242	488823	03/20/2019	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing investor approval of the appraisal. A desk review was provided ordered by investor reflecting a 0% variance to the original appraisal's opinion of value.	03/22/2019	Established credit history - FICO score of 717 is more than 20 points higher than the minimum required of 680.; Low DTI - DTI of 36.45% is more than 5% lower than the maximum 50%.	03/21/2019 - Recd from lender: copy of an email from investor conduit approving the appraisal. Exception cleared.	03/21/2019 - Recd copy of an email from investor conduit approving the appraisal. Exception cleared.	A	A	A	A	A
520242	488827	03/20/2019	Property	Inconsistency between property appraisal flood zone flag and insurance flood zone designation	APPR 0047	1	Closed	The appraisal reflects that the property is in flood zone AO, however the lender's flood certificate reflects it is in zone X and flood insurance is not required. Note, the flood map included in the appraisal report also reflects Zone X but the map number and map date are the same as what was entered on page 1 of the appraisal report. No appraiser commentary addressing the discrepancy appears in the report.	07/31/2019	Established credit history - FICO score of 717 is more than 20 points higher than the minimum required of 680.; Low DTI - DTI of 36.45% is more than 5% lower than the maximum 50%.	33/28/2019 - Exception is cleared with the attached corrected copy of the appraisal report dated XX/XX/XXXX. APPR 0047 Exception Cleared;	3/28/2019 - Exception is cleared with the attached corrected copy of the appraisal report dated XX/XX/XXXX. APPR 0047 Exception Cleared;	A	A	A	A	A
520242	488985	03/21/2019	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing sufficient documentation confirming the ability to use business funds for reserves from XXXXX **XXXX, held under XXXXX No balance sheet or letter from the accountant addressing the solvency of the business/effect of using funds for personal use on the business located in the file. There is an attorney letter, unable to determine if the attorney prepares the tax documents for the entity (therefore making the attorney a alternative for an accountant), but use of business funds for reserves is not addressed in the letter. Attorney letter states the business is owned XXXX% by XXXXX XXXXX as trustee. No trust certification in the file.	03/28/2019	Established credit history - FICO score of 717 is more than 20 points higher than the minimum required of 680.; Low DTI - DTI of 36.45% is more than 5% lower than the maximum 50%.	3/28/2019 - "Investor allows the use on non-qualifying business funds w/out CPA letter. Please satisfy". CRED 0083 Exception Cleared;

3/26/2019 - "Borrower using funds from a non-qualifying business. Please accept Attorney letter in file - cash flow analysis not required".
											** No exception cleared. Missing is CPA letter to confirm the use of the assets for reserves would negatively impact the business. CRED 0083 Exception Remains as borrower does not meet the reserve requirements if the account is excluded;	3/28/2019 - "Investor allows the use on non-qualifying business funds w/out CPA letter. Please satisfy". CRED 0083 Exception Cleared;	A	A	A	A	A
520242	488992	03/21/2019	Credit	Unacceptable Mortgage History	CRED 0001	2	Acknowledged	Missing a housing payment history. The borrower owned a property until XX/XX/XXXX and the mortgage is reporting on the credit report, but has been renting from company with his brother as the property manager and paying in cash since XX/XX/XXXX. There is an LOE from his brother stating all payments have been made on time, but unable to document a payment history.		Established credit history - FICO score of 717 is more than 20 points higher than the minimum required of 680.; Low DTI - DTI of 36.45% is more than 5% lower than the maximum 50%.		Client: Override to EV2 for client acknowledged exception	B	B	B	B	B
519522	489790	03/27/2019	Compliance	Last Closing Disclosure Total Interest Percentage (TIP) > System Calculated	TRID 0078	2	Acknowledged	Review used base index rate of XXXX% per closing instructions -- The Last Closing Disclosure Total Interest Percentage (TIP) of (XXXX%) is greater than the system calculated TIP of (XXXX%). The difference is (XXXX%). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount. (12 CFR 1026.38(o)(5))		Verified housing payment history - XXXX month 0x30 mortgage payment history per credit report. ; Verified reserves - Borrower received cash proceeds of XXXXX which were used for reserves which equates to XXXX months.		Client: Override to EV2 due to Immaterial Issue. TIP is OVER disclosed.	B	B	B	B	B
519522	489809	03/27/2019	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing borrower P&L statement - 12 month bank statements used to qualify self-employed borrower. Option 2 utilized in monthly income calculation of $XXXXX/month. (Lender income calculation). Unable to verify due to missing borrower P&L statement.	04/01/2019	Verified housing payment history - XXXX month 0x30 mortgage payment history per credit report. ; Verified reserves - Borrower received cash proceeds of XXXXX which were used for reserves which equates to XXXX months.		03/28/19 Cleared per Investor response: Investor does not require an actual P&L, use of the completed Earnings Summary is acceptable as long as its signed by the borrower (Which this document is). The Earnings Summary is part of the Investor Bank Statement Worksheet.	A	A	A	A	A
520592	490631	04/01/2019	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Updated: Missing Affiliated Business Disclosure. Privacy disclosure implies that there are affiliated business relationships.
Original: Missing Affiliated Business Disclosure. Privacy disclosure implies that there are affiliated business relationships.	04/09/2019	Verified housing payment history - Credit report confirms XXXX months satisfactory mortgage rating.	4/9/2019 - "Please see email from XXXXX. Please note XXXXX is a subsidiary of XXXXX and has no other affiliates"
											**Recd Email from XXXXX states if a broker does not have affiliates then the disclosure is not required, but does not confirm if there are affiliates. Privacy Notice reflects XXXXX as an affiliate. Confirmed via previous files from XXXXX that there are no affiliates.	Confirmed via previous files from XXXXX that there are no affiliates.	A	A	A	A	A
520592	490691	04/01/2019	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Updated: REO schedule lists rental property, XXXXX, however, documentation in file is for the borrowers departing residence. The mortgage payment listed on the REO for XXXXX matches the XXXXX **XXXX mortgage for XXXXX. LOE states XXXXX is the borrower's father's house. The address listed in the REO section appears to be either inaccurate or the REO schedule is incomplete. Missing documentation for XXXXX to confirm if borrower has ownership and amount of PITIA, and/or updated 1003 with the correct address(es) on the REO schedule.

Original: REO schedule lists rental property, XXXXX, however, documentation in file is for the borrowers departing residence. LOE states XXXXX is the borrower's father's house. The address listed in the REO section appears to be either inaccurate or incomplete. Missing documentation for XXXXX to confirm if borrower has ownership and amount of PITIA, and/or updated 1003 with the correct REO schedule.	04/10/2019	Verified housing payment history - Credit report confirms XXXX months satisfactory mortgage rating.	4/10/2019 - "See attached corrected 1003"
**Recd post closing corrected 1003.  Exception cleared.
4/5/2019 - "Final 1003 Schedule of Real Estate shows current Mortgage for rental at XXXXX which corresponds the Mortgage on Credit Report with XXXXX showing borrower has ownership of property - credit report attached"
											**Both documents included in the original file, but 1003 reflects a different property address for REO than what is documented in the file.	4/10/2019 - Recd post closing corrected 1003. Exception cleared.	A	A	A	A	A
520592	490737	04/01/2019	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	Borrower was qualified with Note Receivable Income. Documented XXXX months receipt provided, however, lender guide required 12 months.		Verified housing payment history - Credit report confirms XXXX months satisfactory mortgage rating.		Client: Seasoning exception granted by the investor. CRED 0082 Exception Overridden to EV2;	B	B	B	B	B
520592	490746	04/01/2019	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Updated: Missing Approval Certificate indicating whether the loan is designated QM/non-QM. Approval Certificate received reflects the correct program (Expanded Access CORE full documentation) but not the QM designation.

Original: Missing Investor Loan Submission form. A Loan Submission Form from the Broker to XXXXX is in the file, but does not indicate a QM status or doc type. It reflects the program is Expanded Access Plus, however it was locked as Expanded Access Core per the exception request and the rate lock confirmation. The Approval Certificate from XXXXX does not include a QM status either. Missing Loan Submission form with the correct program, doc type, and the correct QM/ATR designation.	04/09/2019	Verified housing payment history - Credit report confirms XXXX months satisfactory mortgage rating.	4/9/2019 - "Loan was switched to Core Program Full Doc - see loan approval"
**Recd investor internal loan viewer reflecting the loan has been submitted as non-QM.  Exception cleared.

4/5/2019 - "Loan was switched to Core Program Full Doc - see loan approval"
											**Recd updated Approval Certificate dated XX/XX/XXXX. It reflects the loan is a CORE 30 year fixed loan. Still missing indication of QM status.	4/9/2019 - Recd investor internal loan viewer reflecting the loan has been submitted as non-QM. Exception cleared.	A	A	A	A	A
520732	492116	04/09/2019	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing documented loan approval date. 1008 is not dated.	07/31/2019	Low DTI - 37.05% DTI < 43%; Verified reserves - Post closing reserves XXXX months PITIA, 6 months reserves required.	4/12/2019 - Exception is cleared with the attached Investor Summary. APRV 0003 Exception Cleared;	4/12/2019 - Exception is cleared with the attached Investor Summary. APRV 0003 Exception Cleared;	A	A	A	A	A
520732	492124	04/09/2019	Compliance	APN Number is not listed on Security Instrument	COLL 0001	2	Acknowledged	APN is not listed on the Deed of Trust.		Low DTI - 37.05% DTI < 43%; Verified reserves - Post closing reserves XXXX months PITIA, 6 months reserves required.		Client: EV2 Legal Description provided.	B	B	B	B	B
520732	492160	04/09/2019	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing re-disclosed LE issued XX/XX/XXXX	04/24/2019	Low DTI - 37.05% DTI < 43%; Verified reserves - Post closing reserves XXXX months PITIA, 6 months reserves required.	4/24/2019 - Exception is cleared with the attached re-disclosed LE issued XX/XX/XXXX. COMP 0006 Exception Cleared;

											4/16/2019 - Received COC for re-disclosed LE X/XX/XXXX. Missing is the actual copy of the corresponding re-disclosed LE. COMP 0006 Exception Remains;	4/24/2019 - Exception is cleared with the attached re-disclosed LE issued XX/XX/XXXX. COMP 0006 Exception Cleared;	A	A	A	A	A
520732	492172	04/09/2019	Compliance	Missing revised LE after Change of Circumstance	TRID 0172	1	Closed	Missing re-disclosed CDs XX/XX, XX/XX, and XX/XX.	04/16/2019	Low DTI - 37.05% DTI < 43%; Verified reserves - Post closing reserves XXXX months PITIA, 6 months reserves required.	4/16/2019 - Exception is cleared with the attached interim CDs. TRID 0172 Exception Cleared;	4/16/2019 - Exception is cleared with the attached interim CDs. TRID 0172 Exception Cleared;	A	A	A	A	A
520732	492176	04/09/2019	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing Affiliated Business Disclosure OR evidence that the lender does not have any affiliated business relationships to disclose. (Per the FACTS disclosure lender does have affiliates but does not share information)	04/24/2019	Low DTI - 37.05% DTI < 43%; Verified reserves - Post closing reserves XXXX months PITIA, 6 months reserves required.	4/24/2019 - Exception is cleared with the attached lender signed affiliate acknowledgement that confirms no points or fees were paid to an affiliate, thus no ABD required. COMP 0010 Exception Cleared;

											4/16/2019 - "There is not an affiliated business disclosure nor is this disclosure required. Loan originate, closed and funded in XXXXX. ** No exception cleared. Attached lender response does not satisfactorily address the exception. Lender to provide an official attestation on company letterhead that is signed by an officer of the institution to confirm that there are no affiliated business relationships to disclose, thus no ABD required. COMP 0010 Exception Remains;	4/24/2019 - Exception is cleared with the attached lender signed affiliate acknowledgement that confirms no points or fees were paid to an affiliate, thus no ABD required. COMP 0010 Exception Cleared;	A	A	A	A	A
520732	492239	04/09/2019	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing Investor Submission Form, thus unable to confirm loan program.	04/12/2019	Low DTI - 37.05% DTI < 43%; Verified reserves - Post closing reserves XXXX months PITIA, 6 months reserves required.	4/12/2019 - Exception is cleared with the attached Investor Summary. APRV 0010 Exception Cleared;	4/12/2019 - Exception is cleared with the attached Investor Summary. APRV 0010 Exception Cleared;	A	A	A	A	A
519852	493222	04/16/2019	Compliance	Missing revised LE after Change of Circumstance	TRID 0172	1	Closed	Missing all interim/re-disclosed Loan Estimates. The only LE provided was the initial issued on XX/XX/XXXX. The Disclosure Tracking Summary ) reflects additional Loan Estimates were issued for the changed circumstances.	05/01/2019	Low DTI - The DTI of 41.94% is more than 5% lower than the maximum allowed of 50%.	4/30/2019 - Recd LEs issued on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.	4/30/2019 - Recd LEs issued on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. No compliance findings. Exception cleared.	A	A	A	A	A
519852	493250	04/16/2019	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Updated: Missing Affiliated Business Disclosure or evidence the Affiliated Business Disclosure was provided to the borrower. The lender provided a signed attestation that reads, "I...do hereby attest that the company or any of its shareholders or managers have a direct or indirect interest in any closing agents, escrow companies..." etc. Missing evidence the Affiliated Business Disclosure was provided to the borrower, a list of all affiliates to confirm none were used by the borrower at closing, or an updated attestation stating the company does NOT have a direct or indirect interest in any closing agents, escrow companies, etc.

Missing Affiliated Business Disclosure or evidence the Affiliated Business Disclosure was provided to the borrower. The Disclosure Tracking Details for the initial disclosures do not list this document as one of the items sent. The Privacy Notice for the seller reflects they do have affiliates.	05/08/2019	Low DTI - The DTI of 41.94% is more than 5% lower than the maximum allowed of 50%.	5/8/2019 - Recd letter from selling lender attesting that the company does not have any affiliates that would require disclosure. Exception cleared.

											5/7/2019 - Recd letter from selling lender intended to attest that the company does not have any affiliates that would need to be disclosed, however the letter reflects they do. Exception remains.	5/8/2019 - Recd letter from selling lender attesting that the company does not have any affiliates that would require disclosure. Exception cleared.	A	A	A	A	A
519852	493297	04/16/2019	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing verification of borrower 2's employment with XXXXX completed within 10 days of the Note date.	04/23/2019	Low DTI - The DTI of 41.94% is more than 5% lower than the maximum allowed of 50%.	4/23/2019 - Recd VVOE completed on XX/XX/XXXX. Exception cleared.	4/23/2019 - Recd VVOE completed on XX/XX/XXXX.	A	A	A	A	A
519852	493298	04/16/2019	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Missing UW's ATR/QM worksheet detailing income and liabilities as required by investor guidelines.	05/01/2019	Low DTI - The DTI of 41.94% is more than 5% lower than the maximum allowed of 50%.	4/30/2019 - Recd ATR worksheet. Exception cleared.	4/30/2019 - Recd ATR worksheet. Exception cleared.	A	A	A	A	A
519852	493300	04/16/2019	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing complete written verification of borrower 2's employment with XXXXX to confirm the history of part time income. The written verification provided is missing the signature, printed name, title, date, and phone number of the person providing the verification. There are payment history printouts but unable to determine if these documents were provided by the borrower or the employer.	04/23/2019	Low DTI - The DTI of 41.94% is more than 5% lower than the maximum allowed of 50%.	4/23/2019 - Recd a fully executed WVOE from XXXXX confirming income and employment history for b2. Document is fully executed and dated XX/XX/XXXX. Exception cleared.	4/23/2019 - Recd a fully executed WVOE confirming income and employment history for b2. Document is fully executed and dated XX/XX/XXXX.	A	A	A	A	A
519852	493311	04/16/2019	Credit	Missing Source of Funds	CRED 0108	1	Closed	Missing LOE and supporting documentation for the following large deposits into the borrowers' accounts:
$XXXXX on XX/XX/XXXX into XXXXX XXXX
$XXXXX on XX/XX/XXXX from XXXXX into XXXXX XXXX
								$XXXXX on XX/XX/XXXX into XXXXX XXXX	04/23/2019	Low DTI - The DTI of 41.94% is more than 5% lower than the maximum allowed of 50%.	4/23/2019 - "XXXXX statement is seasoned funds and should not require LOE. Most recent 2 months provided.. please see XXXX." Recd settlement statement for thXXXX in the original file. Funds to the borrower of $XXXXX. Unable to determine the source of the other two deposits. Though older than 2 months the lender must still ensure that funds have not been borrowed. The $XXXXX and $XXXXX deposits have been backed out of verified assets. Borrower has sufficient funds for closing and reserves. Exception cleared.	4/23/2019 - Recd settlement statement for the accident disclosed in the original file. Funds to the borrower of $XXXXX. Unable to determine the source of the other two deposits. Though older than 2 months the lender must still ensure that funds have not been borrowed. The $XXXXX and $XXXXX deposits have been backed out of verified assets. Borrower has sufficient funds for closing and reserves.	A	A	A	A	A
519852	493395	04/17/2019	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed	The file is missing all re-disclosed Loan Estimates. The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	05/01/2019	Low DTI - The DTI of 41.94% is more than 5% lower than the maximum allowed of 50%.	4/30/2019 - Recd LEs issued on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. No compliance findings. Exception cleared.	4/30/2019 - Recd LEs issued on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. No compliance findings. Exception cleared.	A	A	A	A	A
519852	493444	04/17/2019	Property	HPML Appraisal Requirements are Not Met	APPR 0044	1	Closed	The appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations, as required for HPML loans.	05/02/2019	Low DTI - The DTI of 41.94% is more than 5% lower than the maximum allowed of 50%.	5/2/2019 - Recd a revised appraisal with the FIRREA certification. Exception cleared.	5/2/2019 - Recd a revised appraisal with the FIRREA certification. Exception cleared.	A	A	A	A	A
519852	493448	04/17/2019	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing fraud detection report with all critical items addressed, as required by investor guidelines.	04/23/2019	Low DTI - The DTI of 41.94% is more than 5% lower than the maximum allowed of 50%.	4/23/2019 - Recd fraud report reflecting a passing score of 1000/1000. All conditions have been satisfactorily addressed. Exception cleared.	4/23/2019 - Recd fraud report reflecting a passing score of 1000/1000. All conditions have been satisfactorily addressed.	A	A	A	A	A
519852	493449	04/17/2019	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Updated: Missing Investor Loan Submission form. Per guidelines all loans must include the Investor Submission Form upon delivery.

Original: Missing Investor Loan Submission form and UW Transmittal/1008 reflecting the lender's approval. The only document provided was the Commitment Letter.	05/07/2019	Low DTI - The DTI of 41.94% is more than 5% lower than the maximum allowed of 50%.	5/7/2019 - Recd confirmation from investor that the Investor Submission form is no longer required. Exception cleared.

											4/30/2019 - Recd the lender's 1008. Pending Investor Submission form. Exception remains and verbiage updated.	5/7/2019 - Recd confirmation from investor that the Investor Submission form is no longer required. Exception cleared.	A	A	A	A	A
519852	493450	04/17/2019	Credit	Missing Documentation or Proof of ATR Underwriting Factors	QMATR 0016	2	Acknowledged	The borrower's residual income of $XXXXX does not meet the minimum requirement for HPML loans. Investor guidelines require residual income of $XXXXX for a two person home plus $XXX for each additional family member. XXXXX has XXXX dependents, so required residual income is $XXXXX.		Low DTI - The DTI of 41.94% is more than 5% lower than the maximum allowed of 50%.	5/8/2019 - "Regarding, QMATR 0016, client elects to waive. Residual income does not appear to impact borrower's ability to pay based on credit history.	Client: 5/8/2019 - Override to EV2 for client acknowledged exception.	B	B	B	B	B
519852	493463	04/17/2019	Credit	Title Issue affecting Lien Position	TITL 0003	1	Closed	Missing Title Commitment reflecting sufficient coverage or a final title policy. The Title Commitment provided reflects a proposed Loan Policy amount of $XXXXX. Coverage must be equal to or greater than the loan amount.	05/02/2019	Low DTI - The DTI of 41.94% is more than 5% lower than the maximum allowed of 50%.	5/2/2019 - Recd Title Commitment reflecting a proposed policy amount of $XXXXX. Exception cleared.	5/2/2019 - Recd Title Commitment reflecting a proposed policy amount of $XXXXX. Exception cleared.	A	A	A	A	A
520512	493570	04/18/2019	Compliance	Appraisal Dated prior to Intent to Proceed Date	TRID 0192	1	Closed	The appraisal is dated XX/XX/XXXX. The borrower provided their intent to proceed on XX/XX/XXXX. The invoice for the appraisal reflects borrower 2 paid for the appraisal directly by credit card on XX/XX/XXXX. Fees cannot be incurred by the borrower prior to their acknowledgement of intent to proceed. Missing justification for the appraisal dated prior to ITP, i.e. evidence of intent to proceed on a previous cancelled application provided prior to XX/XX/XXXX.	04/23/2019	Verified occupancy in subject property - The borrowers have lived in the subject property XXXX years.; Low DTI - DTI of 35% is more than 5% below the maximum allowed of 50%.	4/23/2019 - "Uploaded intent to proceed signed and dated XX/XX/XXXX." Recd ITP for a previous application. Address is the same as the subject. Previous LE was issued on XX/XX/XXXX. Exception cleared.	4/23/2019 - Recd ITP for a previous application. Address is the same as the subject. Previous LE was issued on XX/XX/XXXX. Exception cleared.	A	A	A	A	A
520512	493600	04/18/2019	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	Bank statements must be the most current at the time of application. Application date was XX/XX/XXXX, missing XXXXX and XXXX bank statements for XXXXX **XXXX	Verified occupancy in subject property - The borrowers have lived in the subject property XXXX years.; Low DTI - DTI of 35% is more than 5% below the maximum allowed of 50%.	Override to EV2. The bank statements support a 12 month P&L which was not stale dated at the time of closing.
												Mitigated Risk: Override to EV2. The bank statements support a 12 month P&L which was not stale dated at the time of closing.	B	B	B	B	B
520892	494707	04/25/2019	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Updated: Missing cancelled checks verifying current receipt of rent for both renters at XXXXX. The bank statements are not sufficient to document receipt of rent in the amount of $XXXXX. There were no deposits for this amount, and the deposits highlighted and marked "rent" were lower than the lease amount and inconsistent. Missing cancelled checks reflecting current receipt of rent in the amount of $XXXXX. Note: if only the $XXXXX rent is used to offset the PITIA of this property, DTI is excessive at 59%)

Original: Missing cancelled checks verifying current receipt of rent for both renters at XXXXX. The extensions to both leases expired XX/XX/XXXX, per guidelines month to month tenancy is acceptable with evidence of current receipt. Additionally for bank statement loans guidelines require evidence of 2 months rental payments via cancelled checks, deposits clips, or bank records. The Owner Statement from XXXXX reflects only $XXXXX of the rent for one single month.	05/13/2019	Verified reserves - The borrowers have XXXX months of reserves, XXXX months higher than the minimum requirement of 3.	5/10/2019 - Recd statements reflecting the Mgmt company's net rental paid to the borrower. XXXXX $XXXXX paid (A), $XXXXX paid (B). XXXXX $XXXXX paid (A), $XXXXX paid (B). The prop. mgmt. statements match up to the deposits on the bank statements in the original file. Exception cleared.
											5/1/2019 - Received XXXXX bank statements reflecting deposits of $XXXXX on XX/XX/XXXX, $XXXXX on XX/XX/XXXX, $XXXXX on XX/XX/XXXX, and $XXXXX on XX/XX/XXXX. No copies of the checks were included to confirm these were from the tenant. The lease to XXXXX reflects a rent amount of $XXXXX. The lease to XXXXX reflects the rent is $XXXXX. The $XXXXX deposits are sufficient to document receipt of XXXXX rent, however the deposits marked as rent vary each month and are less than the lease amount. Cancelled checks would be required to confirm these are receipt of rent, along with an explanation letter for why lower rent is being obtained and what would be acceptable to use for qualifying since $XXXXX is not regularly received.	5/10/2019 - Recd statements reflecting the Mgmt company's net rental paid to the borrower. January $XXXXX paid (A), $XXXXX paid (B). XXXX $XXXXX paid (A), $XXXXX paid (B). The prop. mgmt. statements match up to the deposits on the bank statements in the original file. Exception cleared.	A	A	A	A	A
520892	494708	04/25/2019	Credit	Missing Verifiable Months of Income Earnings	CRED 0067	2	Acknowledged	Updated: Missing evidence of receipt of alimony and child support for second payment of XX/XXXX and the first payment of XX/XXXX. The items marked as "Back owed child support" and "Child support" are transfers from the borrower's other account, XXXXX **XXXX not transfers from the borrower's ex-spouse account. Missing statement reflecting original deposits from the borrower's ex-spouse.

5/1/2019:  Missing evidence of receipt of alimony and child support for XX/XXXX and the first payment of XX/XXXX. It appears these were originally deposited into XXXXX **XXXX account, missing statements.  The XX/XX/XXXX statement provided is missing page 2 where the evidence of deposit would be.  There is no XXXXX statement for XXXXX **XXXX account to reflect the XX/XX/XXXX payment.  The XX/XX/XXXX statement for XXXXX **XXXX reflects a transfer from XXXXX **XXXX on XX/XX/XXXX, however missing the XXXXX **XXXX statement reflecting the funds deposited by the ex-spouse.

Original: Missing evidence of receipt of alimony and child support for XX/XXXX and the first payment of XX/XXXX. Prior to XX/XX/XXXX the funds were transferred to the borrower's XXXXX **XXXX account, however the XXXXX and XXXXX statements for this account were not included (the first page of the XX/XX/XXXX statement is in the file, but missing page 2 which reflects the deposits).	Verified reserves - The borrowers have XXXX months of reserves, XXXX months higher than the minimum requirement of 3.	6/11/2019 - Recd from investor: Investor elects a client waiver for additional documentation to support alimony/child support payments. Transfer amounts from borrowers XXXX to XXXX are deemed sufficient. Unsourced deposits are back child support and XX/XXXX. There is a line item on the XXXXX statement that shows the XX/XXXX payment, The deposit on XX/XX/XXXX, which appears to before the XXXXX payment aligns with other child support payments.
**Exception overridden to EV2 as investor acknowledged exception.
5/10/2019 - Recd page 2 of the XX/XX/XXXX XXXXX XXXX statement reflecting receipt of $XXXXX.  Still missing XXXXX XXXX statement reflecting early XXXXX payment.  The items marked as "Back owed child support" and "Child support" are transfers from the borrower's other account, XXXXX XXXX, not transfers from the borrower's ex-spouse.  Missing original deposits from the borrower's ex-spouse.
											5/1/2019 - Received the same documents that were in the original file, which are incomplete. The XX/XX/XXXX statement provided is missing page 2 where the evidence of deposit would be. There is no XXXXX statement for XXXXX XXXX account to reflect the XX/XX/XXXX payment. The XX/XX/XXXX statement for XXXXX XXXX reflects a transfer from XXXXX XXXX on XX/XX/XXXX, however missing the XXXXX XXXX statement reflecting the funds deposited by the ex-spouse. Exception remains and verbiage updated to clarify what is needed.	Client: Override to EV2 for client acknowledged exception.	B	B	B	B	B
520892	494709	04/25/2019	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Updated:Missing confirmation that investor reviewed and approved the appraisal. The file does contain a desk review with a XXXX% variance from the original appraiser's opinion of value.

Original: Missing investor approval of the appraisal. The file does contain a desk review with a XXXX% variance from the original appraiser's opinion of value.	06/11/2019	Verified reserves - The borrowers have XXXX months of reserves, XXXX months higher than the minimum requirement of 3.	6/11/2019 - Recd email from investor advising the appraisal has been approved. Exception cleared.
5/1/2019 - "Response: Please see section 16.2 (page 25) of Core guidelines that state The Appraisal review must be within 10% tolerance (above or below) of the lower of the origination appraisal or sales price  Sales Price is $XXXXX Please let me know if you need anything further to clear this condition"
											Missing the confirmation from investor that the appraisal is approved.	6/11/2019 - Recd email from investor advising the appraisal has been approved. Exception cleared.	A	A	A	A	A
520892	494712	04/25/2019	Credit	Missing Evidence of Liquidation of Assets for Cash to Close	CRED 0110	1	Closed	Updated:Missing sufficient evidence of the liquidation from XXXXX in the amount of $XXXXX. The phone screen shot does not reflect what account the funds were from (only that funds were send from XXXXX account) and does not indicate the XXXXX **XXXX balance after liquidation. For review purposes it is assumed the funds were liquidated from XXXXX **XXXX which had a balance of $XXXXX on XX/XX/XXXX).

Original: Missing sufficient evidence of the liquidation from XXXXX in the amount of $XXXXX. The phone screen shot does not reflect what account the funds were from, and does not indicate the XXXXX **XXXX balance after liquidation. For review purposes it is assumed the funds were liquidated from XXXXX **XXXX which had a balance of $XXXXX on XX/XX/XXXX.	05/13/2019	Verified reserves - The borrowers have XXXX months of reserves, XXXX months higher than the minimum requirement of 3.	5/10/2019 - Received XXXXX XX/XX/XXXX statement reflecting liquidation of $XXXXX. Remaining balance of $XXXXX. Exception cleared.
											5/1/2019 - Received the same screenshot, which is insufficient. Reflecting a deposit was made from XXXXX without identifying the XXXXX account.	5/10/2019 - Received XXXXX XX/XX/XXXX statement reflecting liquidation of $XXXXX. Exception cleared.	A	A	A	A	A
520892	494716	04/25/2019	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing fraud report with all items addressed and an acceptable score. The copy included in the file reflects the original score of 356/Critical Risk for the borrowers.	05/02/2019	Verified reserves - The borrowers have XXXX months of reserves, XXXX months higher than the minimum requirement of 3.	5/2/2019 - Received Fraud report. All findings/variances have been addressed. Exception cleared.	5/2/2019 - Received Fraud report. All findings/variances have been addressed. Exception cleared.	A	A	A	A	A
520892	494717	04/25/2019	Credit	Payoff/Demand Statement has a discrepancy in the data	DMND 0002	1	Closed	Missing the payoff statement from XXXXX reflecting that the amount required to pay off the loan in full is $XXXXX as reflected on the final CD.	05/01/2019	Verified reserves - The borrowers have XXXX months of reserves, XXXX months higher than the minimum requirement of 3.	5/1/2019 - Recd payoff statement good through XX/XX/XXXX (The loan funded on XX/XX/XXXX) reflecting a payoff amount of $XXXXX. Exception cleared.	5/1/2019 - Recd payoff statement good through XX/XX/XXXX (The loan funded on XX/XX/XXXX) reflecting a payoff amount of $XXXXX. Exception cleared.	A	A	A	A	A
520892	494767	04/26/2019	Compliance	HPML Loan	COMP 0016	1	Closed	This is a State Higher-Priced Mortgage Loan (HPML). The loan's APR of (7.18%) equals or exceeds the California HPML threshold of (6.27%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (4.77%).(Cal. Fin. Code 4995(a); 12 CFR 1026.35(a)(1)(i))	05/01/2019	Verified reserves - The borrowers have XXXX months of reserves, XXXX months higher than the minimum requirement of 3.		Cleared as loan is flagged as HPML.	A	A	A	A	A
522412	495255	04/30/2019	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Updated: Missing official attestation on company letterhead that is signed by an officer of the institution that confirms there are no affiliated business relationships to disclose, thus no ABD is required. The official signed attestation also needs to satisfactorily address the issue of why the privacy disclosure indicates that there are affiliates.

								Original: Missing evidence the Affiliated Business Disclosure was provided to the borrower. It is not listed in the documents sent with initial disclosures. Privacy Notice indicates the lender may have affiliates.	06/14/2019	Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.		6/4/2019 - Recd signed attestation from the president that they do not have any affiliations. Exception cleared.	A	A	A	A	A
522412	495258	04/30/2019	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing investor approval of the appraisal. An SVR was obtained reflecting a 0% variance to the original appraisal's opinion of value.	06/14/2019	Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.		6/13/2019 - Recd confirmation from investor that appraisal has been approved. Exception cleared.	A	A	A	A	A
522412	495262	04/30/2019	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	2	Acknowledged	Updated:Missing evidence of appraisal delivery to the borrower for the initial appraisal completed on XX/XX/XXXX or the updated appraisal completed on X/XX/XXXX. An appraisal transfer letter was provided on XX/XX/XXXX which states that along with the appraisal they are providing a copy of the invoice and proof of delivery to the borrower. Missing the proof of delivery to the borrower.

5/15/2019:  Missing evidence of appraisal delivery to the borrower for the initial appraisal completed on XX/XX/XXXX or the updated appraisal completed on XX/XX/XXXX.  An email was provided XX/XX/XXXX from MLO reflecting an appraisal was uploaded on XX/XX/XXXX to Encompass.  This is insufficient documentation that the borrowers received a copy.  The borrowers were copied on the email but the appraisal was not attached to that email. Missing evidence that the borrower received the XX/XX/XXXX appraisal through Encompass.  The updated appraisal completed on XX/XX/XXXX remains unaddressed.  No certifications from the previous lender that appraisals were compliant with regulations has been provided.  No evidence the appraisal was transferred, lender name reflects the broker's company.

Original: Missing evidence of appraisal delivery to the borrower for the initial appraisal completed on XX/XX/XXXX or the updated appraisal completed on XX/XX/XXXX.	Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.	Exception overridden to EV2 for mitigated risk. Evidence of original appraisal delivery has been received and there was no change to value.
												Mitigated Risk: Exception overridden to EV2 for mitigated risk. Evidence of original appraisal delivery has been received and there was no change to value.	B	B	B	B	B
522412	495267	04/30/2019	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Missing UW's ATR/QM worksheet detailing income and liabilities as required by investor guidelines.	05/13/2019	Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.		5/10/2019 - Recd income worksheet. Exception cleared.	A	A	A	A	A
522412	495269	04/30/2019	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing the final settlement statement/Seller's CD for the departure residence. The file contains a preliminary settlement statement printed 5 days prior to the scheduled closing date, no final statement could be found. The mortgage payment of $XXXXX appears to have been excluded from the lender's DTI calculation. If it was included, the DTI would be excessive at 59%. Funds from the sale of this property are also required in order to meet cash to close, see CRED 0108.	05/16/2019	Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.		5/15/2019 - Recd fully executed settlement statement. Exception cleared.	A	A	A	A	A
522412	495292	04/30/2019	Credit	Missing Source of Funds	CRED 0108	2	Acknowledged	Updated: Missing documentation for the $XXXXX deposit on XX/XX/XXXX. Lender provided a gift letter for the $XXXXX but no evidence of transfer of funds. Lender then provided the $XXXX gift letter with typed over the previous to reflect the gift amount was $XXXXX. This alteration was not initialed by the donor. Copy of a check from the donor written out to cash in the amount of $XXXXX was provided. Missing deposit slip to document the transfer of funds to the borrower, explanation for donor originally providing a $XXXXX gift letter when gift was only $XXXXX, and donor's acknowledgement of the altered gift letter for $XXXXX.

5/23/2019: The gift donor XXXXX provided an additional $XXXXX gift on XX/XX/XXXX as the borrower needed additional funds for closing.  A gift letter was provided, but no evidence of the transfer and source of the gift to document that the funds came from XXXXX (for example, the original gift of $XXXXX was documented using a copy of the Cashier's Check.  No copy of the $XXXXX gift check was provided).

5/15/2019: Funds to close per the final CD were $XXXXX.  Including the gift received and the 401k loan, the borrower had verified assets of $XXXXX on the date of closing (using XX/XX/XXXX transaction histories from XXXXX). The settlement statement from the departure residence received on XX/XX/XXXX reflects net proceeds of $XXXXX. The borrower was short XXXX for cash to close, unable to determine the source of the additional funds.  The XX/XX/XXXX transaction histories are not sufficient as they do not reflect a running balance, and unable to confirm the $XXXXX wire from XXXXX **XXXX on XX/XX/XXXX was to the title company.
Note: Using XX/XX/XXXX transaction histories and assuming $XXXXX wire was to the title company, $XXXXX wire +  ending balances on the XXXXX transaction histories, net proceeds = $XXXX, which is short XXXX funds to close.

								Original: Funds to close per the final CD were $XXXXX. Including the gift received and the 401k loan, the borrower had verified assets of $XXXXX on the date of closing (using XX/XX/XXXX transaction histories from XXXXX). The preliminary settlement statement for the departure residence reflected net proceeds of $XXXXX (missing final settlement statement or seller's CD,). Total verified liquid assets are $XXXXX, which is short XXXX Pending final net proceeds figure from the departure residence.		Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.		Client: Override to EV2 for client acknowledged exception. Client reviewed altered gift letter and advised it is acceptable.	B	B	B	B	B
522412	495300	04/30/2019	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed	Reviewer used the index rate from the Submission Form, 2.841%. Missing the final Itemization of Amount Financed, the copy in the file is from the initial disclosures. There are two compliance testing results (run at the time of initial LE) in the file however they do not include the APR, finance charge, or TIP calculations. The disclosed finance charge ($XXXXX) is (XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)	05/13/2019	Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.		5/10/2019 - Recd Mavent report run on 5/9/2019. It reflects the index rate used was 2.75, which tracks as the 12 month LIBOR on XX/XX/XXXX, rate lock date. Compliance testing re-run using this index rate and Finance Charge is within tolerance. Exception cleared.	A	A	A	A	A
522412	495302	04/30/2019	Compliance	Last Closing Disclosure Total Interest Percentage (TIP) < System Calculated	TRID 0077	1	Closed	The Last Closing Disclosure Total Interest Percentage (TIP) of (XXXX%) is less than the system calculated TIP of (XXXX%). The difference is (XXXX%). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount. (12 CFR 1026.38(o)(5))	05/13/2019	Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.		5/10/2019 - Recd Mavent report run on 5/9/2019. It reflects the index rate used was 2.75, which tracks as the 12 month LIBOR on XX/XX/XXXX, rate lock date. Compliance testing re-run using this index rate and TIP is within tolerance. Exception cleared.	A	A	A	A	A
522412	495314	04/30/2019	Compliance	Appraisal Dated prior to Intent to Proceed Date	TRID 0192	1	Closed	Updated: The appraisal was completed prior to the intent to proceed date. The appraisal was ordered on XX/XX/XXXX per the invoice, which is before the application date. Missing explanation, as fees cannot be incurred until intent to proceed has been provided.

								Original: The appraisal was completed prior to the application date. Missing explanation, as fees cannot be incurred until initial disclosures have been acknowledged and intent to proceed has been provided.	05/24/2019	Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.		5/23/2019 - Recd processor cert/appraisal transfer letter stating the appraisal was completed by the broker for a different mortgage transaction. Exception cleared.	A	A	A	A	A
522412	495315	04/30/2019	Property	HPML Appraisal Requirements are Not Met	APPR 0044	1	Closed	Updated:
The appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations, as required for HPML loans.  An appraisal transfer letter was provided on XX/XX/XXXX, however this does not include a certification by the appraiser that the report was prepared in accordance with Title XI of FIRREA.

Original:
								The appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations, as required for HPML loans.	06/14/2019	Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.		6/5/2019 - Recd updated appraisal with FIRREA certification. Exception cleared.	A	A	A	A	A
522412	495317	04/30/2019	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	The lender name and lender NMLS ID are missing from the contact information on the final CD. The broker and broker company are listed as the lender and no information for the lender is provided.		Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.		Client: 5/10/2019 - Exception overridden to EV2 due to post closing corrective action.	B	B	B	B	B
522412	495318	04/30/2019	Compliance	Missing Evidence of Service Provider List	TRID 0151	1	Closed	Missing Service Provider list. The Disclosure Tracking details reflects that it went out with the initial disclosures, however no copy was located in the file to confirm if Dickason Law Group is on the list.	05/13/2019	Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.		5/10/2019 - Recd Service Provider List. None of the providers listed are reflected on the final CD. Exception cleared.	A	A	A	A	A
522412	495321	04/30/2019	Compliance	CD Closing Information Section is Deficient	TRID 0150	1	Closed	The borrower's final CD does not reflect the correct seller. The CD reflects XXXXX as the seller, however the seller is XXXXX. XXXXX is just an authorized signer for the seller.	05/13/2019	Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.		5/10/2019 - Recd post closing CD reflecting the corrected seller name. Also included was an LOE and evidence of electronic delivery to the borrower. Exception cleared.	A	A	A	A	A
522412	495323	04/30/2019	Compliance	Missing Intent to Proceed Disclosure	GFE 0002	1	Closed	Incomplete intent to proceed documentation. The Disclosure Tracking Details reflects the borrower provided intent to proceed on XX/XX/XXXX to the Loan Disclosure Department, but the received method is missing.	05/13/2019	Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.		5/10/2019 - Recd signed Acknowledgement of Intent to Proceed. Intent to proceed was provided on XX/XX/XXXX.	A	A	A	A	A
522412	495325	04/30/2019	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Updated: Missing UW Transmittal/1008 reflecting the lender's approval. The only document provided was the unsigned Loan Submission Sheet.

								Original: Missing Investor Loan Submission form and UW Transmittal/1008 reflecting the lender's approval. The only document provided was the unsigned Loan Submission Sheet.	05/16/2019	Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.		5/15/2019 - Recd 1008. Exception cleared.	A	A	A	A	A
522412	495329	04/30/2019	Credit	LTV Exceeds Max Allowed	CRED 0010	2	Acknowledged	The maximum LTV for a borrower with a FICO score below 640 is 80%. The subject loan LTV is 85%.		Low DTI - DTI of 43.99% is more than 5% below the maximum allowed of 50%.; Verified employment history - The borrower has been with his current employer for XXXX years.		Client: Exception overridden to EV2 for client acknowledged exception.	B	B	B	B	B
521132	496439	05/06/2019	Credit	Guideline Exception(s)	GIDE 0001	2	Acknowledged	The ARM terms do not match guidelines. Per guidelines the margin for a 7/1 ARM is 4%, the Note reflects a margin of only 2.25%.		Established credit history - The borrower's FICO score of 734 is more than 50 points higher than the minimum required of 680.; Conservative use of credit - The residual income of $XXXXX is more than $1000 above the minimum required of $XXXXX.	5/8/2019 - Investor elects to allow margin of 2.25%. Please satisfy. **Exception overridden as acknowledged.	Client: Override to EV2 for client acknowledged exception.	B	B	B	B	B
521132	496445	05/06/2019	Compliance	Fee Naming Convention is inconsistent and/or does not meet the Clear and Conspicuous standard (12 CFR 1026.38(h)(4))	TRID 0152	1	Closed	Updated: Missing preliminary title CD/fees estimate reflecting the settlement fee of XXXX (updated on the initial CD dated XX/XX/XXXX from XXXX previously) and post closing CD with the accurate fees and payees. Per lender the breakdown of settlement fees and payees was not provided until disbursement. All title fees were consolidated into "settlement fees" and are not reflected as payable to the correct parties on the final CD. Per the title company's ALTA settlement statement, the settlement fee to XXXXX was only XXXX The final CD reflects XXXX The XXXX courier fee, XXXX title search fee, and XXXX Plot Plan/survey fee were all reflected as settlement fee payable to XXXXX. The XXXX title search fee is paid to XXXXX, and the Plot Plan is payable to XXXXX.
Original:
All title fees were consolidated into "settlement fees" and are not reflected as payable to the correct parties on the final CD. Per the title company's ALTA settlement statement, the settlement fee to XXXXX was only XXXX The final CD reflects XXXX The XXXX courier fee, XXXX title search fee, and XXXX Plot Plan/survey fee were all reflected as settlement fee payable to XXXXX. The XXXX title search fee is paid to XXXXX, and the Plot Plan is payable to XXXXX.	05/13/2019	Established credit history - The borrower's FICO score of 734 is more than 50 points higher than the minimum required of 680.; Conservative use of credit - The residual income of $XXXXX is more than $1000 above the minimum required of $XXXXX.	5/10/2019 - Discussed issue with the selling lender. Selling lender provided a copy of the preliminary title CD reflecting settlement charges of XXXX The final CD reflects the lender provided the most accurate information available to the best of their knowledge. Exception cleared.
											5/8/2019 - "As far as the settlement fees, the attorneys provide the ALTA as their disbursement schedule. They charge us the settlement fee and whatever that fee consists of they payout on their end."	5/10/2019 - Discussed issue with the selling lender. Selling lender provided a copy of the preliminary title CD reflecting settlement charges of XXXX The final CD reflects the lender provided the most accurate information available to the best of their knowledge. Exception cleared.	A	A	A	A	A
521132	496452	05/06/2019	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing investor approval of the appraisal. A desk review was provided ordered by investor reflecting a XXXX% variance to the original appraisal's opinion of value.	05/09/2019	Established credit history - The borrower's FICO score of 734 is more than 50 points higher than the minimum required of 680.; Conservative use of credit - The residual income of $XXXXX is more than $1000 above the minimum required of $XXXXX.	5/8/2019 - Investor accepted the appraisal with XXXX% variance. Please satisfy. **Exception cleared.	5/8/2019 - Recd investor approval of the appraisal with XXXX% variance.. Exception cleared.	A	A	A	A	A
521132	496457	05/06/2019	Credit	Missing Documentation or Proof of ATR Underwriting Factors	QMATR 0016	2	Acknowledged	Lender did not use the higher fully indexed rate of XX%. Per the 1008 the lender used the start rate of XX%.		Established credit history - The borrower's FICO score of 734 is more than 50 points higher than the minimum required of 680.; Conservative use of credit - The residual income of $XXXXX is more than $1000 above the minimum required of $XXXXX.		Using the fully indexed rate the borrower qualifies for the Expanded Access program. Mitigated Risk: Using the fully indexed rate the borrower qualifies for the Expanded Access program.	B	B	B	B	B
521132	496459	05/06/2019	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	2	Acknowledged	Updated:Recd a post closing corrective disclosure issued on XX/XX/XXXX with the correct projected payments. Missing is a letter of explanation and evidence of trackable delivery to the borrower.

Original:
The disclosed projected payments appear to have been calculated incorrectly for the final CD. The figures disclosed use a minimum interest rate of XX% as opposed to the XX% reflected on the Note. The Minimum Principal and Interest Payment Amount in column 2, 3, and 4 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXX), while the Calculated Projected Payments Table has a value of (XXXX). The Estimated Total Minimum Payment Amount in column 2, 3, and 4 of the Disclosed Closing Disclosure Projected Payments Table Table contains a value of (XXXX), while the Calculated Projected Payments Table has a value of (XXXX).	Established credit history - The borrower's FICO score of 734 is more than 50 points higher than the minimum required of 680.; Conservative use of credit - The residual income of $XXXXX is more than $1000 above the minimum required of $XXXXX.	5/14/2019 - Recd updated CD, LOE, and FedEx label. Exception overridden to EV2 for post closing corrective action.
											5/8/2019 - Recd a post closing corrective disclosure. Missing is a letter of explanation and evidence of trackable delivery to the borrower	Client: 5/14/2019 - Exception overridden to EV2 for post closing corrective action.	B	B	B	B	B
521132	496462	05/06/2019	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing Investor Loan Submission form.	05/09/2019	Established credit history - The borrower's FICO score of 734 is more than 50 points higher than the minimum required of 680.; Conservative use of credit - The residual income of $XXXXX is more than $1000 above the minimum required of $XXXXX.	5/8/2019 - Investor submission form no longer required as of XX/XXXX - product is EA Core. **Exception cleared.	5/8/2019 - Investor submission form no longer required as of XX/XXXX - product is EA Core.	A	A	A	A	A
521132	496918	05/09/2019	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed	Exception added 5/9/2019 - A revised post closing CD was provided issued on XX/XX/XXXX with new loan calculations that reflect an under-disclosed finance charge. The finance charge on the XX/XX/XXXX CD signed at closing was XXXXX, the XX/XX/XXXX finance charge reflects XXXXX. The index used was XXXX from the closing instructions. The disclosed finance charge ($XXXXX) is XXXX below the actual finance charge($XXXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)	05/14/2019	Established credit history - The borrower's FICO score of 734 is more than 50 points higher than the minimum required of 680.; Conservative use of credit - The residual income of $XXXXX is more than $1000 above the minimum required of $XXXXX.	5/14/2019 - Confirmation the CD with the incorrect TIP and finance charge was never sent. Updated version received.		A	A	A	A	A
521132	496919	05/09/2019	Compliance	Last Closing Disclosure Total Interest Percentage (TIP) < System Calculated	TRID 0077	1	Closed	Exception added 5/9/2019 - A revised post closing CD was provided issued on XX/XX/XXXX with new loan calculations that reflect an under-disclosed TIP. The index used was XXXX from the closing instructions. The TIP on the XX/XX/XXXX CD signed at closing was XXXX%, the XX/XX/XXXX TIP reflects XXXX%. The Last Closing Disclosure Total Interest Percentage (TIP) of XXXX% is less than the system calculated TIP of XXXX%. The difference is XXXX%. The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount. (12 CFR 1026.38(o)(5)) )	05/14/2019	Established credit history - The borrower's FICO score of 734 is more than 50 points higher than the minimum required of 680.; Conservative use of credit - The residual income of $XXXXX is more than $1000 above the minimum required of $XXXXX.	5/14/2019 - Confirmation the CD with the incorrect TIP and finance charge was never sent. Updated version received.		A	A	A	A	A
521182	497120	05/10/2019	Compliance	Missing Legal Description on Mortgage/DOT	DEED 0021	1	Closed	Missing Legal Description. The Deed of Trust notes on p2 that the legal description is attached as exhibit A, however no exhibit A was included in the file for review.	05/20/2019	Verified reserves - The borrower's liquid reserves are more than 6 months above the minimum requirement. 3 months are required per guidelines, the borrower has XXXX.; Verified employment history - The borrower has job stability of more than XXXX years. Per the VOE completed the borrower's start date was XXXX. ; Low DTI - DTI is below the max by more than 5%. The maximum DTI allowed is 50%, the borrower's DTI is 31.8%.	5/17/2019 - Recd a copy of the complete DOT including exhibit A the legal description. Exception cleared.	5/17/2019 - Recd a copy of the complete DOT including exhibit A the legal description. Exception cleared.	A	A	A	A	A
521182	497122	05/10/2019	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Missing the seller paid real estate commission from the borrower's final CD. Per the seller's CD and ALTA Settlement Statement the seller paid $XXXXX to the buyer's real estate broker.		Verified reserves - The borrower's liquid reserves are more than 6 months above the minimum requirement. 3 months are required per guidelines, the borrower has XXXX.; Verified employment history - The borrower has job stability of more than XXXX years. Per the VOE completed the borrower's start date was XXXX. ; Low DTI - DTI is below the max by more than 5%. The maximum DTI allowed is 50%, the borrower's DTI is 31.8%.		Client: Override to EV2 due to Immaterial Issue. No Assignee Liability.	B	B	B	B	B
521182	497179	05/10/2019	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Updated:
Missing investor approval of the appraisal.  A desk review was provided by the seller reflecting a XXXX% variance to the original appraisal's opinion of value.
Original:
								Missing SVR and/or investor approval of the appraisal. A desk review was provided by the seller reflecting a XXXX% variance to the original appraisal's opinion of value.	05/16/2019	Verified reserves - The borrower's liquid reserves are more than 6 months above the minimum requirement. 3 months are required per guidelines, the borrower has XXXX.; Verified employment history - The borrower has job stability of more than XXXX years. Per the VOE completed the borrower's start date was XXXX. ; Low DTI - DTI is below the max by more than 5%. The maximum DTI allowed is 50%, the borrower's DTI is 31.8%.	5/15/2019 - Recd confirmation from investor that the appraisal is approved. Exception cleared. 5/14/2019 - Investor advised the CDA is acceptable. Verbiage updated.	5/15/2019 - Recd confirmation from investor that the appraisal is approved. Exception cleared.	A	A	A	A	A
521182	497382	05/13/2019	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	The credit report fee on the final CD is XXXX as reflected on the initial LE. The only credit product provided is the XX/XX/XXXX credit report reflecting a price of XXXX Missing additional credit product and invoice for the additional XXXX charged to the borrower or post-closing corrective CD reflecting the overcharged amount refunded to the borrower, LOE, and evidence of trackable delivery.	05/20/2019	Verified reserves - The borrower's liquid reserves are more than 6 months above the minimum requirement. 3 months are required per guidelines, the borrower has XXXX.; Verified employment history - The borrower has job stability of more than XXXX years. Per the VOE completed the borrower's start date was XXXX. ; Low DTI - DTI is below the max by more than 5%. The maximum DTI allowed is 50%, the borrower's DTI is 31.8%.	5/16/2019 - Recd a copy of the credit report invoice from XXXXX reflecting a fee of XXXX Exception cleared.	5/16/2019 - Recd a copy of the credit report invoice from XXXXX reflecting a fee of XXXX Exception cleared.	A	A	A	A	A
521182	497383	05/13/2019	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	2	Acknowledged	Missing evidence of HOA dues on the departure residence or borrower LOE advising there are no HOA dues (as provided for XXXXX). Monthly PITIA on this property per the final 1003 is $XXXXX. Documented in the file are property taxes and insurance. Missing documentation supporting the additional XXXX For review purposes it was assumed these are undocumented HOA dues.	Verified reserves - The borrower's liquid reserves are more than 6 months above the minimum requirement. 3 months are required per guidelines, the borrower has XXXX.; Verified employment history - The borrower has job stability of more than XXXX years. Per the VOE completed the borrower's start date was XXXX. ; Low DTI - DTI is below the max by more than 5%. The maximum DTI allowed is 50%, the borrower's DTI is 31.8%.	An additional XXXX than what has been documented in PITIA has been included in the borrower's DTI, which is more than 18% below the maximum allowed. The HOA dues could be $XXXXX higher and the borrower's DTI would still be within tolerance.
												Mitigated Risk: An additional XXXX than what has been documented in PITIA has been included in the borrower's DTI, which is more than 18% below the maximum allowed. The HOA dues could be $XXXXX higher and the borrower's DTI would still be within tolerance.	B	B	B	B	B
521182	497384	05/13/2019	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing updated fraud report reflecting all items/variances addressed. The fraud report provided reflects a score of 285-Critical Risk for the borrower.	05/16/2019	Verified reserves - The borrower's liquid reserves are more than 6 months above the minimum requirement. 3 months are required per guidelines, the borrower has XXXX.; Verified employment history - The borrower has job stability of more than XXXX years. Per the VOE completed the borrower's start date was XXXX. ; Low DTI - DTI is below the max by more than 5%. The maximum DTI allowed is 50%, the borrower's DTI is 31.8%.	5/15/2019 - Please see attached. **Recd updated Fraud report with all items addressed and an updated score of XXXX. Exception cleared.	5/15/2019 - Recd updated Fraud report with all items addressed and an updated score of XXXX Exception cleared.	A	A	A	A	A
521022	497455	05/13/2019	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Updated: Recd SVR reflecting 0% variance to the original appraisal. Exception remains pending investor confirmation of appraisal approval.

Original:
Missing SGCP's appraisal review product and/or SGCP's approval of the appraisal.	06/13/2019	Verified credit history - The borrower's FICO 793 is more than 20 points higher than the minimum required of 680.; Verified housing payment history - The borrower has 0x30x24 housing payment history on multiple properties.	6/11/2019 - Recd confirmation from the investor that the appraisal is approved. Exception cleared.
											5/16/2019 - Recd SVR reflecting 0% variance to the original appraisal. Exception remains pending investor confirmation of appraisal approval.	6/11/2019 - Recd confirmation from the investor that the appraisal is approved. Exception cleared.	A	A	A	A	A
521022	497533	05/14/2019	Credit	Missing Documentation or Proof of ATR Underwriting Factors	QMATR 0016	1	Closed	Updated:
Missing evidence that the borrower does not have any ownership interest in XXXXX, which is listed on the XXXX tax return as an investment property but is not included in the REO schedule.  Documents received on 5/16/2019 did not address this property.

Original:
Missing evidence that the borrower does not have any ownership interest in the properties listed below, which are listed on the XXXX tax return as an investment property but are not included in the REO schedule.
XXXXX
XXXXX
XXXXX
XXXXX
XXXXX
XXXXX	05/21/2019	Verified credit history - The borrower's FICO 793 is more than 20 points higher than the minimum required of 680.; Verified housing payment history - The borrower has 0x30x24 housing payment history on multiple properties.	5/21/2019 - Recd a mortgage statement for XXXXX reflecting only XXXXX, taxes and insurance escrowed. Exception cleared.
5/16/2019 - "Please see docs"
Recd documents addressing the properties:
XXXXX - Recd tax bill.  XXXX only listed as the owner.
XXXXX - Recd ALTA stmt and seller's CD reflecting the property was sold on XX/XX/XXXX.
XXXXX - Recd ALTA stmt and seller's CD reflecting the property was sold on XX/XX/XXXX.
XXXXX - No documentation provided
XXXXX - Recd tax bill.  XXXX only listed as the owner.
XXXXX - Recd tax bill.  XXXX only listed as the owner.
											Exception remains pending documentation for the XXXXX property.	5/21/2019 - Recd a mortgage statement for XXXXX reflecting only XXXXX, taxes and insurance escrowed. Exception cleared.	A	A	A	A	A
521022	497535	05/14/2019	Credit	Condo Documentation is Insufficient	COND 0002	1	Closed	Missing Condo questionnaire. The file contains the agency Condo form but not the required investor version. Per XX/XX/XXXX change of circumstance the selling lender was obtaining this, no copy located in the file.
Note: there are discrepancies on the agency condo questionnaire and the appraisal. Condo questionnaire reflects 10 investor owners while the appraisal reflects 46. If 46 is accurate the project would be considered non-warrantable (but allowable on EA CORE per investor guidelines with a 10% LTV reduction). The condo questionnaire also reflects no commercial/non-residential use, but answers "What is the total square footage of commercial space in the building that is separate from the residential HOA?" with 481,898 square feet.	05/17/2019	Verified credit history - The borrower's FICO 793 is more than 20 points higher than the minimum required of 680.; Verified housing payment history - The borrower has 0x30x24 housing payment history on multiple properties.	5/16/2019 - "please see Investor Condo questionaire"
											**Recd Investor Condo Questionnaire. Condo questionnaire reflects 10 investor owners and 0 commercial space. Condo meets warrantable requirements. Exception cleared.	5/16/2019 - Recd Investor Condo Questionnaire. Condo questionnaire reflects 10 investor owners and 0 commercial space. Condo meets warrantable requirements. Exception cleared.	A	A	A	A	A
521022	497536	05/14/2019	Credit	Missing Sufficient Evidence of Insurance	INS 0001	1	Closed	Missing the condo association's master policy reflecting sufficient coverage of the common areas and fidelity/bond coverage. The borrower's policy is a condo unit/walls-in policy only.	05/17/2019	Verified credit history - The borrower's FICO 793 is more than 20 points higher than the minimum required of 680.; Verified housing payment history - The borrower has 0x30x24 housing payment history on multiple properties.	5/16/2019 - "Please see docs"
											**Recd two EOIs, first covers general liability including director and officers coverage. Second covers the property, includes replacement cost, wind/hail, named storm. Exception cleared.	5/16/2019 - Recd two EOIs, first covers general liability including director and officers coverage. Second covers the property, includes replacement cost, wind/hail, named storm. Exception cleared.	A	A	A	A	A
521022	497540	05/14/2019	Credit	Missing proof property ownership is free and clear of debt/liens	CRED 0088	1	Closed	Missing evidence that the properties XXXXX, XXXXX, and XXXXX are owned free and clear as reflected on the final 1003). The XXXX tax return reflects mortgage interest paid.	05/17/2019	Verified credit history - The borrower's FICO 793 is more than 20 points higher than the minimum required of 680.; Verified housing payment history - The borrower has 0x30x24 housing payment history on multiple properties.	5/16/2019 - "please see mtg statements"
											**Recd mortgage statements reflecting the NBS as the only lienholder. Taxes and insurance are escrowed for all three. Verification of HOA dues has been requested through exception CRED 0096, response still pending. Exception cleared.	5/16/2019 - Recd mortgage statements reflecting the XXXX as the only lienholder. Taxes and insurance are escrowed for all three. Verification of HOA dues has been requested through exception CRED 0096, response still pending. Exception cleared.	A	A	A	A	A
521022	497541	05/14/2019	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	2	Acknowledged	Updated:
Missing clarification of the monthly condo association dues for the subject property.  Page 1 of the appraisal reflects $XXXXX annually (XXXXX monthly, the figure used for qualifying).  Page 2 of the appraisal reflects the dues are $XXXXX monthly.  The condo association budget reflects total monthly owner assessments are $XXXXX, the property has 82 units, XXXXX monthly average assessment.

5/21/2019: Missing clarification from the appraiser or the party who completed the Condo Questionnaire what the monthly dues are.  The documents received 5/21/2019 were illegible but are noted to be from the purchase contract, which is where appraiser may have gotten the information.  The condo questionnaire reflects dues between $XXXXX - $XXXXX, which supports the $XXXXX/month figure as condos have monthly not annual dues.  The budget provided indicates the dues are $XXXXX/monthly.

Original: Missing clarification of the monthly condo association dues for the subject property. Page 1 of the appraisal reflects $XXXXX annually ($XXXXX monthly, the figure used for qualifying). Page 2 of the appraisal reflects the dues are $XXXXX monthly. The condo association budget reflects total monthly owner assessments are $XXXXX the property has 82 units, $XXXXX monthly average assessment. This would indicate the $XXXXX/month figure is the accurate amount.	Verified credit history - The borrower's FICO 793 is more than 20 points higher than the minimum required of 680.; Verified housing payment history - The borrower has 0x30x24 housing payment history on multiple properties.	6/11/2019 - Investor advised that per research the dues of XXXXX appear to be monthly figures and not annual figures. Proceeding with $XXXXX as part of the monthly PITIA and overriding the exception for mitigated risk, as ratios are within tolerance with guidelines. HTI is
XX/XX/XXXX - "Appraiser had a typo on page 2. Please see attached addendum to purchase contract (par 4-B - annual assessments of $XXXXX paid in 12 installments"
Documents received are illegible, but appear to be from the addendum to the purchase contract which still requires clarification. Verbiage updated, exception remains.	6/11/2019 - Override to EV2 for mitigated risk. Review calculation used the $XXXXX monthly figure and DTI is still within guidelines.
												Mitigated Risk: 6/11/2019 - Override to EV2 for mitigated risk. Review calculation used the $XXXXX monthly figure and DTI is still within guidelines.	B	B	B	B	B
521022	497545	05/14/2019	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	The XXXX and XXXX 1040s were provided. XXXX transcript came back as no record. The file closed after the XXXX IRS filing deadline, missing evidence of extension.	05/17/2019	Verified credit history - The borrower's FICO 793 is more than 20 points higher than the minimum required of 680.; Verified housing payment history - The borrower has 0x30x24 housing payment history on multiple properties.	5/16/2019 - "Please see docs" **Recd 4868 extension for XXXX as well as confirmation of acceptance by the IRS via CPA email. Exception cleared.	5/16/2019 - Recd 4868 extension for XXXX as well as confirmation of acceptance by the IRS via CPA email. Exception cleared.	A	A	A	A	A
521022	497549	05/14/2019	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	2	Acknowledged	Updated:
Missing documentation for the HOA dues on XXXXX and XXXXX.  Mortgage statements were provided for both properties reflecting taxes and insurance are escrowed and the non-borrowing spouse as the only obligated party.  However per county tax records the borrower is a co-owner of the property even though she is not obligated on the note.
5/22/2019:
Missing evidence of current ownership and PITI/PITIA for other real estate owned.  Documents received on 5/21/2019 did not address these properties:
XXXXX (no documents received for this property)
XXXXX (no documents received for this property)
XXXXX (documents labelled as this property were for XXXXX)
Additionally, no evidence of HOA dues for XXXXX and XXXXXX were provided.  Lender and reviewer used HOA dues as reported on XXXX tax return.

Original:
Missing evidence of current ownership and PITI/PITIA for other real estate owned.  If indicated, the XXXX tax return reflects HOA dues.
XXXXX
XXXXX (property has HOA dues)
XXXXX (property has HOA dues)
XXXXX (property has HOA dues)
XXXXX
XXXXX (property has HOA dues)
XXXXX
XXXXX
XXXXX (property has HOA dues)
XXXXX (property has HOA dues)
XXXXX (property has HOA dues)
XXXXX (property has HOA dues)
XXXXX
Verified credit history - The borrower's FICO 793 is more than 20 points higher than the minimum required of 680.; Verified housing payment history - The borrower has 0x30x24 housing payment history on multiple properties.	6/11/2019 - Recd from selling lender:"XXXXX (property has HOA dues) - attached
XXXXX - attached
XXXXX - Property owned by husband - attached
HOA dues for XXXXX and XXXXX - Not included. Properties owned by husband. Attached.
**Recd Mtg statement for XXXXX reflecting PITI of $XXXXX, same HOA dues as XXXXX used. Recd mtg statement for XXXXX reflecting PITI of $XXXXX.  Recd mtg statement for XXXXX reflecting XXXXX as the only obligated party however the borrower is still an owner of the property per county tax records. No HOA dues on this property.  Exception is being overridden, as the HOA dues for the two XXXXX properties are not documented but the amount from the tax return is supported by XXXXX listing for XXXXX, a currently active listing in the same townhouse subdivision.  The NBS is the only party obligated on the mortgages per the statement, however per county tax records the borrower is the co-owner.

5/22/2019 - "XXXXX - attached
XXXXX (property has HOA dues) - attached
XXXXX (property has HOA dues) - attached
XXXXX (property has HOA dues) - attached
XXXXX  - attached
XXXXX (property has HOA dues) - attached
XXXXX - attached
XXXXX - attached
XXXXX (property has HOA dues) - attached
XXXXX (property has HOA dues) - attached
XXXXX (property has HOA dues) - PITI attached no HOA included, Mortgage under Non-borrowing spouse name only.  Borrower is not contractually obligated on the NOTE.
XXXXX (property has HOA dues) - PITI attached no HOA included, Mortgage under Non-borrowing spouse name only.  Borrower is not contractually obligated on the NOTE.
XXXXX (property has HOA dues) - PITI attached no HOA included, Mortgage under Non-borrowing spouse name only. Borrower is not contractually obligated on the NOTE"

**Recd password for the 11 documents received.  PITIA updated for most properties.  Pending is PITIA for  XXXXX, XXXXX, and XXXXX as well as HOA dues for XXXXX and XXXXX.  Used the figure from tax returns for the XXXXX  properties.  No documents provided for XXXXX or XXXXX.  The documents labelled XXXXX were for XXXXX.
5/21/2019 - Recd 11 documents for this exception, all were password protected.  Unable to review.  Exception remains.
6/11/2019 - Override to EV2 for mitigated risk. HOA dues claimed on the tax returns reflect $XXXXX. This figure is supported by HOA dues reported for active listings in the same HOA, per online search.
												Mitigated Risk: 6/11/2019 - Override to EV2 for mitigated risk. HOA dues claimed on the tax returns reflect $XXXXX. This figure is supported by HOA dues reported for active listings in the same HOA, per online search.	B	B	B	B	B
521022	497551	05/14/2019	Credit	Missing Verifiable Months of Income Earnings	CRED 0067	1	Closed	Missing 2 months cancelled checks/bank debits for the rental income on XXXXX and XXXXX, as required when rental income is used but the property was purchased after the tax returns were filed.	05/17/2019	Verified credit history - The borrower's FICO 793 is more than 20 points higher than the minimum required of 680.; Verified housing payment history - The borrower has 0x30x24 housing payment history on multiple properties.	5/16/2019 - "Please see docs"
											**Received rent payments for XXXXX and XXXXX. Payments cover units A and B of the XXXXX property, original file only has the lease for unit B. $XXXXX per lease, $XXXXX paid by tenant both months. $XXXXX used as gross rental income. XXXXX payments $XXXXX from one tenant and $XXXXX from the other tenant, which matches the $XXXXX lease rent. Exception cleared.	5/16/2019 - Received rent payments for XXXXX and XXXXX. Payments cover units A and B of the XXXXX property, original file only has the lease for unit B. $XXXXX per lease, $XXXXX paid by tenant both months. $XXXXX used as gross rental income. XXXXX payments $XXXXX from one tenant and $XXXXX from the other tenant, which matches the $XXXXX lease rent. Exception cleared.	A	A	A	A	A
521022	497563	05/14/2019	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing XXXXX K1 for XXXXX to confirm if this belongs to the non-borrowing spouse, or if in the borrower's name ownership is less than 25%. The entity is listed on the XXXX tax return schedule E, unable to locate evidence in the file that this does not belong to the borrower.	05/21/2019	Verified credit history - The borrower's FICO 793 is more than 20 points higher than the minimum required of 680.; Verified housing payment history - The borrower has 0x30x24 housing payment history on multiple properties.	5/21/2019 - Recd K1 reconciliation reflecting XXXXX is the party on the XXXXX income. Exception cleared.	5/21/2019 - Recd K1 reconciliation reflecting XXXXX is the party on the XXXXX income. Exception cleared.	A	A	A	A	A
521542	497673	05/14/2019	Credit	Title Issue affecting Lien Position	TITL 0003	1	Closed	Missing fully executed Judgment Affidavit as required by the title commitment Schedule B-1.L. A draft copy is available, missing the copy executed by the borrower and notarized.	05/21/2019	Conservative use of credit - The borrower's residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX.	5/21/2019 - Received fully executed and notarized Judgment affidavit. Exception cleared.	5/21/2019 - Received fully executed and notarized Judgment affidavit. Exception cleared.	A	A	A	A	A
521542	497679	05/14/2019	Property	Potential Flip Transaction	PROP 0007	1	Closed	Missing confirmation from the investor scenario desk that the transaction is acceptable to proceed even though the seller has not been on title for at least 6 months (seller had been on title XXXX months as of the Note date). A copy of the appraisal value approval was provided, missing approval by investor for the flip transaction.	05/20/2019	Conservative use of credit - The borrower's residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX.	5/20/2019 - Recd email from investor advising that the flip transaction is acceptable pending desk review. Exception cleared.	5/20/2019 - Recd email from investor advising that the flip transaction is acceptable pending desk review. Exception cleared.	A	A	A	A	A
521542	497702	05/14/2019	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	Missing evidence of receipt for the first months rent on the departure residence. Per guidelines 2 months rent are required, for newly rented properties this can be security deposit and 1st months rent. Only the security deposit is documented. Per the lease the start date was prior to closing.		Conservative use of credit - The borrower's residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX.	5/17/2019 - departing residence does not require 2 mos evidence - lease is acceptable.	Client: Override to EV2 for client acknowledged exception	B	B	B	B	B
521542	498073	05/16/2019	Property	HPML Appraisal Requirements are Not Met	APPR 0044	1	Closed	UPDATED:
An updated appraisal was provided with comments added that the appraisal was completed in accordance with Title XI of FIRREA, however the prior sales info is still incorrect.  The original appraisal reflected comments that said the subject has been transferred/sold in the past three years but no data provided regarding exactly when or for how much.  The updated appraisal states there were no sales in the past three years.  Per USPAP any prior sales that occurred within the previous three years must be considered when using the market value approach.  Missing appraisal with the prior sale identified and considered.  The subject is a flip transaction.

ORIGINAL:
The appraisal completed by XXXXX did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations, as required for HPML loans. The appraiser also has commentary stating that the subject has been transferred/sold in the past three years (subject sold XX/XX/XXXX at XXXX% of the borrower's purchase price) but does not provide any data in the grid ("My Research did not reflect any prior sales..." was selected. Date of prior sale and price of prior sale are blank).	05/24/2019	Conservative use of credit - The borrower's residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX.	5/23/2019 - Recd an updated appraisal from XXXXX that contains FIRREA statement and the previous sale. Exception cleared.

											5/21/2019 - Recd an updated appraisal from XXXXX that contains FIRREA statement, however it now reflects NO sales history in the past 3 years. As the seller had purchased the subject property in XX/XXXX, less than 6 months prior to the effective date of the appraisal, this is inaccurate and not in accordance with USPAP. Exception remains.	5/23/2019 - Recd an updated appraisal from XXXXX that contains FIRREA statement and the previous sale. Exception cleared.	A	A	A	A	A
520472	498171	05/17/2019	Credit	Sales Contract is not executed by all Parties	CRED 0106	1	Closed	Missing copy of the seller signed Real Estate Purchase Contract.	05/23/2019	Low DTI - DTI 33.49% < 43%; Verified reserves - Post closing reserves XXXX months PITIA. 3 months reserves required.	5/23/2019 - Exception is cleared with the attached executed counter proposal, which provides the agreed upon sales price. CRED 0106 Exception Cleared;	5/23/2019 - Exception is cleared with the attached executed counter proposal, which provides the agreed upon sales price. CRED 0106 Exception Cleared;	A	A	A	A	A
520472	498176	05/17/2019	Property	Missing Appraiser License	APPR 0043	1	Closed	Missing copy of the appraisers license to verify the appraiser license was active at time appraisal was completed.	08/14/2019	Low DTI - DTI 33.49% < 43%; Verified reserves - Post closing reserves XXXX months PITIA. 3 months reserves required.	5/23/2019 - Exception is cleared with the attached copy of the active appraisers license. APPR 0043 Exception Cleared;	5/23/2019 - Exception is cleared with the attached copy of the active appraisers license. APPR 0043 Exception Cleared;	A	A	A	A	A
520472	498253	05/20/2019	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Credit inquiry completed on XX/XX/XXXX resulted in new debt per lox, however, it is not listed on the credit report or credit report comparison. Missing evidence that the new debt established is reported under the business and that the borrower is not personally liable.
									05/28/2019	Low DTI - DTI 33.49% < 43%; Verified reserves - Post closing reserves XXXX months PITIA. 3 months reserves required.	5/24/2019 - Recd auto loan statement. No copy of the Note provided. Statement reflects business name however no evidence that the borrower is not also personally liable, as inquiry was for personal credit. The payment of $XXXXX has been included in the DTI as there is no evidence that the business pays it, because it is a new debt. P&L only reflects auto insurance. CPA describes business as sole-p. DTI including this payment is within acceptable tolerances, exception cleared.	5/24/2019 - Recd auto loan statement for new debt with XXXXX. Added to liabilities, this is a new debt so no evidence that business pays. Business does not have history of paying auto debt per the P&L. DTI including the payment of $XXXXX is within guidelines. Exception cleared.	A	A	A	A	A
521142	498383	05/21/2019	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing the documented loan approval date. 1008 is not dated.	05/28/2019	Verified housing payment history - Credit report confirms XXXX months satisfactory mortgage rating.	5/28/2019 - Recd a copy of the 1008 reflecting the date. Exception cleared.	5/28/2019 - Recd a copy of the 1008 reflecting the date. Exception cleared.	A	A	A	A	A
521142	498420	05/21/2019	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing evidence of insurance, and HOA dues for borrowers PUD primary residence, thus unable to confirm total housing expense.
Also missing supplemental credit report evidencing prior mortgage, XXXXX #XXXX was paid and closed in the concurrent refinance transaction.

P&I per Note $XXXXX
								Qualifying Payment $XXXXX	05/28/2019	Verified housing payment history - Credit report confirms XXXX months satisfactory mortgage rating.	5/24/2019 - Recd the final CD from the refinance of the primary residence, which reflects PITIA $XXXXX and the XXXXX mortgage paid in the amount of $XXXXX and the IRS in the amount of $XXXXX. Exception cleared.	5/24/2019 - Recd the final CD from the refinance of the primary residence, which reflects PITIA $XXXXX and the XXXXX mortgage paid in the amount of $XXXXX and the IRS in the amount of $XXXXX. Exception cleared.	A	A	A	A	A
521142	498474	05/21/2019	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing XX/XXXX Business Bank Statement used in the Bank Statement Worksheet.	05/28/2019	Verified housing payment history - Credit report confirms XXXX months satisfactory mortgage rating.	5/24/2019 - Recd the XXXXX **XXXX XX/XX/XXXX bank statement. Deposits $XXXXX, less OTD/transfers totaling $XXXXX, eligible deposits $XXXXX. This matches the lender's bank statement analysis. Exception cleared.	5/24/2019 - Recd the XXXXXX XXXX XX/XX/XXXX bank statement. Deposits $XXXXX, less OTD/transfers totaling $XXXXX, eligible deposits $XXXXX. This matches the lender's bank statement analysis. Exception cleared.	A	A	A	A	A
521142	498537	05/22/2019	Credit	Undisclosed or Excluded Debt	CRED 0086	1	Closed	Missing supplemental credit report evidencing prior mortgage, XXXXX #XXXX was paid and closed in the concurrent refinance transaction.	05/28/2019	Verified housing payment history - Credit report confirms XXXX months satisfactory mortgage rating.		5/24/2019 - Recd the final CD from the refinance of the primary residence, which reflects PITIA $XXXXX and the XXXXX mortgage paid in the amount of $XXXXX and the IRS in the amount of $XXXXX. Exception cleared.	A	A	A	A	A
522452	498738	05/24/2019	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Updated:
Missing evidence that the Affiliated Business Disclosure was provided to the borrower.  It is not listed on the initial disclosures cover letter.  The Privacy Notice reflects that XXXXX does have affiliates.  If the lender does not have any affiliates, lender can provide an official attestation on company letterhead that is signed by an officer of the institution that confirms there are no affiliated business relationships to disclose, thus no ABD is required.  The official attestation needs to address why the privacy disclosure indicates that they do have affiliates.
Original:
Missing evidence that the Affiliated Business Disclosure was provided to the borrower. It is not listed on the initial disclosures cover letter. The Privacy Notice reflects that XXXXX does have affiliates.	06/07/2019	Conservative use of credit - The borrower's residual income of $XXXXX is more than $1,000 higher than the minimum required of $XXXXX.; Verified employment history - The borrower has been self employed with his current business for XXXX years.	6/6/2019 - Recd an official attestation on company letterhead that is signed by the chief compliance officer that confirms there were no affiliated business relationships to disclose, thus no ABD is required. Letter also addresses why Privacy notice reflects there are affiliates - XXXXX is a subsidiary that is no longer originating but is still licensed. Exception cleared.
											5/29/2019 - Recd LOE from someone in shipping stating that they do not have an affiliate. This is not sufficient. Verbiage updated to specific requirement needed.	6/6/2019 - Recd an official attestation on company letterhead that is signed by the chief compliance officer that confirms there were no affiliated business relationships to disclose, thus no ABD is required. Letter also addresses why Privacy notice reflects there are affiliates - XXXXX is a subsidiary that is no longer originating but is still licensed. Exception cleared.	A	A	A	A	A
522452	498743	05/24/2019	Compliance	Appraisal Dated prior to Intent to Proceed Date	TRID 0192	1	Closed	The appraisal is dated XX/XX/XXXX and was paid by the borrower outside of closing per the final CD. The only evidence located in the file that the borrower provided their intent to proceed was dated XX/XX/XXXX. Fees cannot be incurred prior to the borrower providing their intent to proceed on the transaction. Missing evidence that the borrower provided their intent to proceed prior to the ordering of the appraisal.	05/29/2019	Conservative use of credit - The borrower's residual income of $XXXXX is more than $1,000 higher than the minimum required of $XXXXX.; Verified employment history - The borrower has been self employed with his current business for XXXX years.	5/29/2019 - Recd intent to proceed dated prior to the appraisal date. Exception cleared.	5/29/2019 - Recd intent to proceed dated prior to the appraisal date. Exception cleared.	A	A	A	A	A
522452	498777	05/24/2019	Compliance	All title holders did not execute the Mortgage/DOT	DEED 0037	1	Closed	The subject property is in a community property state, and the final 1003/application reflects the borrower is married. Missing the non-borrowing spouse's signature on the deed of trust acknowledging a lien was made on this property.	05/29/2019	Conservative use of credit - The borrower's residual income of $XXXXX is more than $1,000 higher than the minimum required of $XXXXX.; Verified employment history - The borrower has been self employed with his current business for XXXX years.	5/29/2019 - Recd Disclaimer Deed for the non-borrowing spouse indicating she claims no community interest in the property. Exception cleared.	5/29/2019 - Recd Disclaimer Deed for the non-borrowing spouse indicating she claims no community interest in the property. Exception cleared.	A	A	A	A	A
522452	498778	05/24/2019	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence that the appraisal was provided to the borrower.	05/29/2019	Conservative use of credit - The borrower's residual income of $XXXXX is more than $1,000 higher than the minimum required of $XXXXX.; Verified employment history - The borrower has been self employed with his current business for XXXX years.	5/29/2019 - Recd certificate attesting delivery of the appraisal to the borrower on XX/XX/XXXX. Exception cleared.	5/29/2019 - Recd certificate attesting delivery of the appraisal to the borrower on XX/XX/XXXX. Exception cleared.	A	A	A	A	A
522452	498804	05/24/2019	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing final settlement statement or seller CD from the sale of XXXXX. The copy in the file reflects it is estimated not final, and the proceeds due seller of $XXXXX does not match the wire amount transferred to the subject property's escrow account.	06/04/2019	Conservative use of credit - The borrower's residual income of $XXXXX is more than $1,000 higher than the minimum required of $XXXXX.; Verified employment history - The borrower has been self employed with his current business for XXXX years.	6/3/2019 - Recd final settlement statement from the sale of XXXXX reflecting "Seller proceeds to XXXXX" of $XXXXX. Exception cleared.	6/3/2019 - Recd final settlement statement from the sale of XXXXX reflecting "Seller proceeds to XXXXX" of $XXXXX. Exception cleared.	A	A	A	A	A
522452	498810	05/24/2019	Credit	Insufficient verified reserves	CRED 0100	1	Closed	The borrower is short reserves XXXX Cash to close per the final CD was $XXXXX, and three months reserves are required. Total assets required $XXXXX. The borrower only has $XXXXX including funds in his business accounts.	05/29/2019	Conservative use of credit - The borrower's residual income of $XXXXX is more than $1,000 higher than the minimum required of $XXXXX.; Verified employment history - The borrower has been self employed with his current business for XXXX years.	5/29/2019 - Recd qtly stmt for XXXXX business savings account reflecting a balance of $XXXXX. CPA letter in the file confirms the use of funds will not negatively affect the business. With add'l funds the borrower meets the reserves requirements. Exception cleared.	5/29/2019 - Recd qtly stmt for XXXXX business savings account reflecting a balance of $XXXXX. CPA letter in the file confirms the use of funds will not negatively affect the business. With add'l funds the borrower meets the reserves requirements. Exception cleared.	A	A	A	A	A
522452	498811	05/24/2019	Credit	Missing Documentation or Proof of ATR Underwriting Factors	QMATR 0016	1	Closed	Missing lender's Ability to Repay worksheet. Per Expanded Access Guidelines, all loan files should contain underwriter worksheets which detail the qualifying income calculations and debt obligations considered or not considered (and reason for exclusion).	05/29/2019	Conservative use of credit - The borrower's residual income of $XXXXX is more than $1,000 higher than the minimum required of $XXXXX.; Verified employment history - The borrower has been self employed with his current business for XXXX years.	5/29/2019 - "File documentation sufficient to meet ATR worksheet. File contains, 1008, bank statement income worksheet, asset worksheet and credit report." Exception cleared.	5/29/2019 - Recd confirmation from investor that the documents in the file including 1008 are sufficient. Exception cleared.	A	A	A	A	A
522452	498813	05/24/2019	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	2	Acknowledged	Missing evidence of the insurance premium on the REO XXXXX, or attestation from the borrower that they do not carry insurance on this property.		Conservative use of credit - The borrower's residual income of $XXXXX is more than $1,000 higher than the minimum required of $XXXXX.; Verified employment history - The borrower has been self employed with his current business for XXXX years.	6/4/2019 - Recd from investor: "Validation of the HOI was not requested. Investor elects to accept file with document deficiency. Insurance in the amount of XXXX per month for a total T/I of XXXX (XXXX per month tax) was used to qualify. Residual income in the amount of $XXXXX is sufficient to cover additional monthly insurance payment." Exception overridden as acknowledged by client.	6/4/2019 - Override to EV2 for client acknowledged exception. Mitigated Risk: 6/4/2019 - Override to EV2 for client acknowledged exception.	B	B	B	B	B
522452	498814	05/24/2019	Property	HPML Appraisal Requirements are Not Met	APPR 0044	1	Closed	Updated:
Missing executed certification by the appraiser stating the appraisal report was prepared in accordance with Title XI of FIRREA and any implementing regulations.  Lender response states this is not required by agency, however the loan is not an agency loan.  Agency loans are exempt from HPML appraisal requirements as the loans are currently QM-safe harbor.  The subject loan is a non-QM loan so it is not exempt from HPML appraisal requirements.

								Original: Missing executed certification by the appraiser stating the appraisal report was prepared in accordance with Title XI of FIRREA and any implementing regulations.	06/14/2019	Conservative use of credit - The borrower's residual income of $XXXXX is more than $1,000 higher than the minimum required of $XXXXX.; Verified employment history - The borrower has been self employed with his current business for XXXX years.	6/13/2019 - Recd revised appraisal reflecting the FIRREA certification. Exception cleared. 6/6/2019 - Recd letter from lender stating that agency does not require the FIRREA statement.	6/13/2019 - Recd revised appraisal reflecting the FIRREA certification. Exception cleared.	A	A	A	A	A
522452	498817	05/24/2019	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing third party fraud detection report with all items addressed, required on all Expanded Access loans.	05/29/2019	Conservative use of credit - The borrower's residual income of $XXXXX is more than $1,000 higher than the minimum required of $XXXXX.; Verified employment history - The borrower has been self employed with his current business for XXXX years.	5/29/2019 - Recd fraud report with all items addressed. Exception cleared.	5/29/2019 - Recd fraud report with all items addressed. Exception cleared.	A	A	A	A	A
522752	500085	06/03/2019	Compliance	Missing "Paid To" designee on Closing Disclosure (12 CFR 1026.38(f)(1-5))	TRID 0189	2	Acknowledged	Updated -
Missing the name of the payee for the hazard insurance premium on the final CD, per the binder in the file it should reflect XXXXX.
The documents provided for this condition on 6/7/2019 address only the Affiliated Business Disclosure, not the item above.
Original:
Missing the name of the payee for the hazard insurance premium on the final CD, per the binder in the file it should reflect XXXXX.	Low DTI - DTI of 22% is more than 5% below the maximum allowed of 50%.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX	6/11/2019 - Recd PCCD dated XX/XX/XXXX associated with exception TRID 0088. Updated CD reflects XXXXX as the payee for the insurance premium. This exception is overridden to eV2 for pc cure, however TRID 0088 is not cleared as there is no LOE, evidence of trackable delivery, and evidence of refund to the borrower.
											6/7/2019 - Recd response, however it addresses the Affiliated Business Disclosure not the attorney review fee. Exception remains.	Client: Override to EV2 for post closing cure.	B	B	B	B	B
522752	500086	06/03/2019	Compliance	Fees disclosed on the Final Closing Disclosure are Mis-Categorized	TRID 0198	2	Acknowledged	Updated -
1. The attorney fee payable to XXXXX appears in section H as the borrower's optional attorney fee.  This fee should not be reflected as optional or borrower chosen and should be in section B.  As confirmed by the attorney fee disclosure XXXXX is acting as the lender's attorney.  State law requires attorneys to prepare certain closing documents, so this attorney fee is not optional.
2. Non-material issue: The insurance premium of XXXX is overstated on the final CD as XXXX  Per the insurance binder the XXXX non-recurring agent fee should be in section H
The documents provided for this condition on 6/7/2019 address only the Affiliated Business Disclosure, not the items above.
Original:
1. The attorney fee payable to XXXXX appears in section H as the borrower's optional attorney fee.  This fee should not be reflected as optional or borrower chosen and should be in section B.  As confirmed by the attorney fee disclosure XXXXX is acting as the lender's attorney.  State law requires attorneys to prepare certain closing documents, so this attorney fee is not optional.
2. Non-material issue: The insurance premium of XXXX is overstated on the final CD as XXXX Per the insurance binder the XXXX non-recurring agent fee should be in section H (p241)	Low DTI - DTI of 22% is more than 5% below the maximum allowed of 50%.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX	6/11/2019 - Recd PCCD dated XX/XX/XXXX associated with exception TRID 0088. Attorney fee is moved to section B. This exception is overridden to eV2 for pc cure, however TRID 0088 is not cleared as there is no LOE, evidence of trackable delivery, and evidence of refund to the borrower.
											6/7/2019 - Recd response, however it addresses the Affiliated Business Disclosure not the attorney review fee. Exception remains.	Client: Override to EV2 for post closing cure.	B	B	B	B	B
522752	500091	06/03/2019	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	Missing addendum to the purchase contract changing the sales price as reflected on the final CD	06/04/2019	Low DTI - DTI of 22% is more than 5% below the maximum allowed of 50%.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX	6/4/2019 - Recd addendum updating the sales price. Exception cleared.	6/4/2019 - Recd addendum updating the sales price. Exception cleared.	A	A	A	A	A
522752	500096	06/03/2019	Compliance	Missing Affiliated Business Disclosure	COMP 0010	2	Acknowledged	Missing evidence that the lender provided the Affiliated Business Disclosure to the borrower. The initial disclosures cover letter does not list this as one of the documents included. The lender's privacy notice reflects that the lender does have affiliates. Missing evidence that the disclosure was provided to the borrower or complete list of affiliates to confirm none were used on this transaction.	Low DTI - DTI of 22% is more than 5% below the maximum allowed of 50%.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX	7/3/2019 - Received response from lender, "There are no other business affiliates associated with this loan". Refer to the original exception. COMP 0010 Exception Remains Overridden to EV2;	6/7/2019 - Override to EV2. The affiliates are listed on the Privacy Notice and none were used on the transaction, per the final CD
												Mitigated Risk: 6/7/2019 - Override to EV2. The affiliates are listed on the Privacy Notice and none were used on the transaction, per the final CD	B	B	B	B	B
522752	500125	06/03/2019	Credit	Excessive Seller Contribution	HUD 0010	2	Acknowledged	No valuation of the non-realty items included with the real estate per the purchase agreement (all furnishings, kitchenware, electronics, and art). The purchase contract reflects these are included at no cost to the buyer. As these are not standard items included in the sale of real estate they can be considered inducements for purchase/sales concessions. The appraiser confirms he reviewed the purchase contract but does not comment on the "gifts" included with the purchase.		Low DTI - DTI of 22% is more than 5% below the maximum allowed of 50%.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX	7/9/2019 - Recd from investor: "We will accept LTV without consideration to non-realty items included in the purchase contract."	Client: 7/9/2019 - Override to EV2 for client acknowledged exception.	B	B	B	B	B
522752	500164	06/03/2019	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	2	Acknowledged	Updated -
The lender did not include the attorney review fee in the finance charge (see TRID 0198) on the final CD signed at closing.  Lender required attorney fees must be included in the finance charge.  Post-closing CDs were issued on XX/XX/XXXX and XX/XX/XXXX reflecting the attorney fee lender paid as well as an additional XXXX lender credit.  The XX/XX/XXXX CD included a letter of explanation for the re-disclosure.  Exception remains pending the following:
-Evidence of trackable delivery, and
-Evidence of the refund to the borrower. The CD from closing reflected $XXXXX.  Due to the lender providing credits for the XXXX attorney review fee, the post closing CDs reflect cash to borrower of $XXXXX. Missing evidence of the XXXX refund to the borrower.

6/12/2019 -
The lender did not include the attorney review fee in the finance charge (see TRID 0198) on the final CD signed at closing .  Lender required attorney fees must be included in the finance charge.  A post closing CD was provided issued on XX/XX/XXXX reflecting the attorney fee lender paid as well as an additional XXXX lender credit.  Missing is the LOE to the borrower explaining the reason for re-disclosure, evidence of trackable delivery, and evidence of the refund to the borrower.  The disclosed finance charge ($XXXXX) is XXXX below the actual finance charge($XXXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
Original:
The lender did not include the attorney review fee in the finance charge (see TRID 0198). Lender required attorney fees must be included in the finance charge. The disclosed finance charge ($XXXXX) is XXXX below the actual finance charge($XXXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)	Low DTI - DTI of 22% is more than 5% below the maximum allowed of 50%.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX	6/21/2019 - Recd LOE, refund check for XXXX and UPS tracking slip. Exception overridden for post closing correction.
6/14/2019 - Recd a new CD issued on XX/XX/XXXX along with a letter of explanation.  No changes noted on the XX/XX/XXXX CD to the XX/XX/XXXX CD other than the LOE that was included.  Still pending is the evidence of trackable delivery to the borrower and evidence of the refund.  Exception remains.
6/12/2019 - Recd the same document that was received on 6/11/2019.  Still missing LOE, evidence of trackable delivery and evidence of refund to the borrower.  Nothing to update in comments.
											6/11/2019 - Recd PCCD dated XX/XX/XXXX. Documents received include only a CD issued on XX/XX/XXXX with attorney fee moved to section B and paid by lender, lender credit of XXXX Missing is evidence of trackable delivery to the borrower, LOE explaining the re-disclosure, and evidence the under-disclosed amount has been refunded to the borrower.	Client: 6/25/2019 - Override to EV2 for post closing cure.	B	B	B	B	B
522752	500166	06/03/2019	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	2	Acknowledged	Updated -
Missing evidence of delivery for the post closing CD dated XX/XX/XXXX reflecting the updated projected payments.  The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).

Original -
The monthly insurance payment disclosed on the final CD is not accurate. It appears to be based on the insurance binder dated XX/XX/XXXX, however this binder does not reflect sufficient coverage. The replacement cost per the insurance company is $XXXXX but the coverage is only $XXXXX. This binder reflects an annual premium of $XXXXX which matches the CD. The file contains an updated insurance binder dated XX/XX/XXXX with sufficient coverage of $XXXXX. The updated annual premium is $XXXXX. The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).	Low DTI - DTI of 22% is more than 5% below the maximum allowed of 50%.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX	7/3/2019 - Disclosure tracking for PCCD issued XX/XX does not evidence receipt to borrower, thus US Mailbox Rule applied since no credit to cure required. Receipt date is < 60 days post-consummation with US Mailbox Rule Applied. NOTE: Prior PC corrective disclosure issued XX/XX with credit to cure included evidence of delivery to borrower. TRID 0092 Exception Overridden to EV2;
7/1/2019 - Recd post closing CD with corrected projected payments.  Missing is evidence of delivery.
											6/27/2019 - Recd post closing CD previously provided for TRID 0088. Projected payments are still inaccurate. Exception remains.	Client: 7/3/2019 - Disclosure tracking for PCCD issued XX/XX does not evidence receipt to borrower, thus US Mailbox Rule applied since no credit to cure required. Receipt date is < 60 days post-consummation with US Mailbox Rule Applied. NOTE: Prior PC corrective disclosure issued XX/XX with credit to cure included evidence of delivery to borrower. TRID 0092 Exception Overridden to EV2;	B	B	B	B	B
522752	500168	06/03/2019	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing investor approval of the appraisal. A CDA was provided by the selling lender reflecting a 0% variance to the original appraisal's opinion of value.	07/10/2019	Low DTI - DTI of 22% is more than 5% below the maximum allowed of 50%.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX	7/9/2019 - Recd from investor: "Investor accepts CDA and value has been approved with a 0% variance." Exception cleared.	7/9/2019 - Recd from investor: "Investor accepts CDA and value has been approved with a 0% variance." Exception cleared.	A	A	A	A	A
522752	500173	06/03/2019	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	2	Acknowledged	1. The 1003 does not include the phone number for the borrower's business.
								2. Per the CPA letter the two borrowers own XXXXX 50%/50%. The final 1003 reflects 100% of the income attributed to borrower 1 and no employment or income for borrower 2.		Low DTI - DTI of 22% is more than 5% below the maximum allowed of 50%.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX		Override to EV2 for immaterial issue. Mitigated Risk: Override to EV2 for immaterial issue.	B	B	B	B	B
522662	503496	06/14/2019	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence the Affiliated Business Disclosure was provided to the borrower.	07/15/2019	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	7/12/2019 - Recd email from EVP identified as Head of Compliance stating they do not refer any settlement services. Email includes the officer's complete email signature and NMLS ID of individual is confirmed. Exception cleared.

7/2/2019 - Recd from lender unsigned LOE from deficiency specialist stating XXXXX is an affiliate.  No other documents provided.  Affiliated Business Arrangement Disclosure has been sent on previous files received from XXXXX.  Application appears inconsistent.  Exception verbiage updated.

6/21/2019 - Recd from lender: "It was a FSBO there was no formal contract only our escrow instructions."
											Unclear how this relates to the exception. Exception remains.	7/12/2019 - Recd attestation lender does not have affiliates.	A	A	A	A	A
522662	503501	06/14/2019	Property	Seller Name on Appraisal does not agree with Title, Sales Contract, and/or HUD-1.	APPR 0010	2	Acknowledged	Updated: The Closing Disclosure reflects the wrong seller name.	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	7/1/2019 - Recd LOE and updated CD reflecting XXXXX as the seller. Exception overridden due to post closing correction.
6/21/2019 - Recd from lender:"XXXXX is the authorized signer for the seller"
											No evidence in the file, and CD should reflect the name of the actual seller.	Client: 7/1/2019 - Override to EV2 for post-closing correction.	B	B	B	B	B
522662	503506	06/14/2019	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence that the lender provided the borrower with a copy of the appraisal.	08/06/2019	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	6/18/2019 - Recd certificate reflecting electronic delivery of the appraisal to the borrower. Exception cleared.	Recd certificate reflecting electronic delivery of the appraisal to the borrower. Exception cleared.	A	A	A	A	A
522662	503522	06/14/2019	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed	Missing verification of the liability reflected on the final 1003.	06/18/2019	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	6/18/2019 - Recd complete credit report. This tradeline is reflected on page 2. Exception cleared.	6/18/2019 - Recd complete credit report reflecting this tradeline.	A	A	A	A	A
522662	503524	06/14/2019	Credit	Missing Employment doc (VOE)	CRED 0007	2	Acknowledged	Missing evidence of self employment ownership percentage.	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	6/17/2019 - Recd license list printout from State Licensing Bureau. Borrower LOE provided for exception CRED 00063 states a CPA letter is not available as he is not able to reach the CPA who files his tax returns. License printout does not meet requirements for evidence of ownership percentage.	6/17/2019 - Override to EV2. Alternate documentation provides reasonable assumption of ownership.
												Mitigated Risk: 6/17/2019 - Override to EV2. Alternate documentation provides reasonable assumption of ownership.	B	B	B	B	B
522662	503527	06/14/2019	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	Missing sufficient Business Narrative.	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	7/17/2019 - Recd email from investor requesting client waiver be applied.
6/17/2019 - Recd unsigned LOE from the borrower explaining the business.  The LOE states he does not have employees but does use contractors.  The updated P&L reflects average monthly rent of $XXXXX and average monthly labor of $XXXXX.
												Client: Override to EV2 for client acknowledged exception.	B	B	B	B	B
522662	503528	06/14/2019	Credit	Missing Verifiable Months of Income Earnings	CRED 0067	1	Closed	Dates on the P&L do not match the dates on the bank statements.	06/17/2019	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	Recd updated signed P&L covering the same timeframe as the bank statements. P&L is supported. Stated income from the initial 1003 is used as it is lower than the net on the P&L. Exception cleared.	6/17/2019 - Recd updated signed P&L covering the same timeframe as the bank statements. P&L is supported. Stated income from the initial 1003 is used as it is lower than the net on the P&L. Exception cleared.	A	A	A	A	A
522662	503532	06/14/2019	Credit	Income Calculation Discrepancy	CRED 0084	2	Acknowledged	Reviewer calculation of eligible deposits does not match lenders calculation.	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	6/17/2019 - Recd an updated 24 month P&L. Item one of the exception cleared. Item two remains as overridden.	Override to EV2 for immaterial issue. The P&L is supported by the bank statements and the resulting DTI is within guidelines.
												Mitigated Risk: Override to EV2 for immaterial issue. The P&L is supported by the bank statements and the resulting DTI is within guidelines.	B	B	B	B	B
522662	503541	06/14/2019	Credit	Missing Letter of Explanation	CRED 0104	2	Acknowledged	Missing letter of explanation addressing the declining income.	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	6/17/2019 - Recd four LOEs
-Address XXXXX was rented from XXXX-XXXX
-Deposits over $XXXXX: "These large deposits are common for my business, as I am a XXXXXr.  My projects can range from $XXXXX to $XXXXX, and I am paid approximately XX% of the project amount when I begin" Reasonable explanation, per guidelines if deposits are reasonable sourcing is not required.
-Overdrafts per borrower are due to returned checks from customers.
-Derogatory credit: tax lien was due to filing state taxes late, borrower did not owe taxes per LOE.  Family support was due to an increase in the amount due that took time to route through autopay.  The document in the file that was the source of the child support amount is dated after the late payments listed on the credit report and matches that amount.
Exception remains pending an LOE for the declining income.  Overriding to EV2 for the low DTI.  If the past 12 months deposits were used as gross income and 12 months worth of the expenses listed on the P&L subtracted, average net income would be $XXXXX and DTI would still be far below the max of 50%, at 24.9%.

												6/24/2019 - Override to EV2 for mitigated risk. Mitigated Risk: 6/24/2019 - Override to EV2 for mitigated risk.	B	B	B	B	B
522662	503544	06/14/2019	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing complete 60 days asset statements.	06/17/2019	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	6/17/2019 - Recd XX/XXXX statement for XXXXX XXXX The statement supports the bank statement analysis of $XXXXX. No deposits needed to be excluded. Earnest money deposit of XXXX on XX/XX/XXXX check #XXXX is reflected as cleared on XX/XX/XXXX. There are large deposits noted on the bank statement, noted under CRED 0104. Exception cleared.	Recd additional bank statement to complete 60 day period.	A	A	A	A	A
522662	503547	06/14/2019	Credit	Missing Asset Documentation Type	CRED 0063	2	Acknowledged	Missing evidence business funds can be used.	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	7/17/2019 - Recd email from investor requesting client waiver be applied.
											6/17/2019 - Recd typed LOE from the borrower that he has not been able to reach his CPA to document ownership percentage or use for business funds for closing. Borrower needed $XXXXX to cover the down payment after the earnest money, proceeds from the sale of his departure residence came to $XXXXX. Borrower needs $XXXXX in reserves + $XXXXX in remaining closing costs	Client: Override to EV2 for client acknowledged exception.	B	B	B	B	B
522662	503567	06/14/2019	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing final fully executed HUD-1/ALTA Settlement Statement/Seller's CD from the sale of the departure residence	06/18/2019	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	6/18/2019 - Recd Final ALTA Settlement statement from the sale XXXXX. It reflects the XXXXX loan payoff and net proceeds of $XXXXX. Exception cleared.	Recd Final ALTA Settlement statement from the sale of the departure residence	A	A	A	A	A
522662	503580	06/14/2019	Credit	Missing Documentation or Proof of ATR Underwriting Factors	QMATR 0016	1	Closed	Missing evidence of the existence of the borrower's business for at least two years. File does not contain any Business License, Letter from Tax Preparer, Secretary of State Filing or equivalent.	06/17/2019	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	6/17/2019 - Recd contractors license for XXXXX reflecting it was originally issued in 2008. Exception Cleared.	6/17/2019 - Recd contractors license reflecting business is older than two years. Exception Cleared.	A	A	A	A	A
522662	503581	06/14/2019	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	2	Acknowledged	Taxes on the CD do not match tax documents.		Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	6/18/2019 - Recd the lender's property tax calculation which matches the reviewer's. The variance appears to be due to a typo	6/18/2019 - Override to EV2. The variance is minimal. Mitigated Risk: 6/18/2019 - Override to EV2. The variance is minimal.	B	B	B	B	B
522662	503582	06/14/2019	Property	HPML Appraisal Requirements are Not Met	APPR 0044	2	Acknowledged	Appraisal does not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations, required for HPML loans.	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	6/21/2019 - Recd from lender an updated appraisal with AIR certification. Certification does not address FIRREA directly but does state it was prepared in accordance with TILA/Reg Z, which requires FIRREA compliance. Reg Z Appendix N states that for HPML safe harbor the appraisal must certify compliance with FIRREA. Loan does not meet safe harbor for this reason, however appraiser does state the loan was in compliance with TILA and Reg Z.	6/21/2019 - Recd from lender an updated appraisal with AIR certification. Certification does not address FIRREA directly but does state it was prepared in accordance with TILA/Reg Z, which requires FIRREA compliance. Reg Z Appendix N states that for HPML safe harbor the appraisal must certify compliance with FIRREA. Loan does not meet safe harbor for this reason, however appraiser does state the loan was in compliance with TILA and Reg Z.
												Mitigated Risk: 6/21/2019 - Recd from lender an updated appraisal with AIR certification. Certification does not address FIRREA directly but does state it was prepared in accordance with TILA/Reg Z, which requires FIRREA compliance. Reg Z Appendix N states that for HPML safe harbor the appraisal must certify compliance with FIRREA. Loan does not meet safe harbor for this reason, however appraiser does state the loan was in compliance with TILA and Reg Z.	B	B	B	B	B
522662	503587	06/14/2019	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing complete credit report.	06/18/2019	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	6/18/2019 - Recd complete credit report. Exception cleared.	6/18/2019 - Recd complete credit report. Exception cleared.	A	A	A	A	A
522662	503604	06/14/2019	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	2	Acknowledged	The final approval 1003 business address is incorrect		Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX		Client: Override to EV2 for immaterial issue.	B	B	B	B	B
522662	503605	06/14/2019	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing investor approval of the appraisal for a flip transaction.	06/17/2019	Low DTI - DTI is more than 5% below the max of 50%.; Conservative use of credit - Residual income is more than $1000 higher than the minimum required, XXXX	6/17/2019 - Recd investor appraisal approval email. Exception cleared.	6/17/2019 - Recd investor appraisal approval email. Exception cleared.	A	A	A	A	A
522692	504649	06/18/2019	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Missing sellers CD or ALTA settlement statement reflecting the payoff in full of the seller's liens on title. This is required per guidelines due to the transaction being a non-arms length transaction.	07/11/2019	Verified credit history - Oldest tradeline XXXX, Middle credit score 758 with no history of delinquency reported.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX.	6/20/2019 - Exception is cleared with the attached copy of the sellers CD. TRID 0193 Exception Cleared;	6/20/2019 - Exception is cleared with the attached copy of the sellers CD. TRID 0193 Exception Cleared;	A	A	A	A	A
522692	504678	06/18/2019	Credit	Sales Contract is not executed by all Parties	CRED 0106	1	Closed	Missing Addendum to the Purchase Contract removing the borrowers parents.	06/28/2019	Verified credit history - Oldest tradeline XXXX, Middle credit score 758 with no history of delinquency reported.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX.	6/27/2019 - Recd addendum removing parents, executed by all parties. Exception cleared.	6/27/2019 - Recd addendum removing parents, executed by all parties. Exception cleared.	A	A	A	A	A
522692	504682	06/18/2019	Compliance	Missing Title Holder Name from Title Evidence	TITL 0011	1	Closed	Supplemental Preliminary Report lists both borrower and XXXXX as borrowers. Per lox in file, borrowers parents were to be removed from the transaction. Missing Final Title Policy or updated closing instructions confirming non-borrower was not listed on title.	06/28/2019	Verified credit history - Oldest tradeline XXXX, Middle credit score 758 with no history of delinquency reported.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX.	6/27/2019 - Recd amended closing instructions removing XXXXX. Exception cleared.	6/27/2019 - Recd amended closing instructions removing XXXXX. Exception cleared.	A	A	A	A	A
522692	505064	06/19/2019	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing sufficient documentation to evaluate the reasonableness of the expenses listed on the P&L. The file contains an earnings statement with one line item described as "expenses." No business narrative was included in the file to support the borrower provided P&L, as required by guidelines. As the expenses are not itemized they could not be evaluated using a business narrative.	06/28/2019	Verified credit history - Oldest tradeline XXXX, Middle credit score 758 with no history of delinquency reported.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX.	6/27/2019 Recd the CPA letter reflecting the description of the business,confirming 0 employees, confirming no rent, and type of clientele. Expenses on the earnings statement are 4.5% of the income listed and average $XXXXX/month. Bank statements support that there are few expenses. Based on the documentation received the exception is cleared.	6/27/2019 Recd the CPA letter reflecting the description of the business,confirming 0 employees, confirming no rent, and type of clientele. Expenses on the earnings statement are 4.5% of the income listed and average $XXXXX/month. Bank statements support that there are few expenses. Based on the documentation received the exception is cleared.	A	A	A	A	A
522692	505080	06/19/2019	Credit	Income Calculation Discrepancy	CRED 0084	1	Closed	Review used fixed expense ratio option due to insufficient information to complete a P&L review (see CRED 0082). Applying a 20% expense ratio to the eligible deposits the income is $XXXXX and the resulting DTI is 46.62%.
									06/28/2019	Verified credit history - Oldest tradeline XXXX, Middle credit score 758 with no history of delinquency reported.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX.		6/27/2019 Recd the CPA letter reflecting the description of the business,confirming 0 employees, confirming no rent, and type of clientele. Expenses on the earnings statement are 4.5% of the income listed and average $XXXXX/month. Bank statements support that there are few expenses. Based on the documentation received the exception is cleared.	A	A	A	A	A
522692	505090	06/19/2019	Credit	Missing Source of Funds	CRED 0108	1	Closed	Unable to validate the source of funds to close from the sale of the property at XXXXX. The seller's CD reflects $XXXXX as XXXXX Portion of Sale Proceeds and is not marked as final, CD was printed 2 weeks prior to closing. The borrower's final CD reflects only $XXXXX. No disbursement summary, ALTA settlement statement, or receipt for deposit to document the application of funds to the subject escrow account.	06/28/2019	Verified credit history - Oldest tradeline XXXX, Middle credit score 758 with no history of delinquency reported.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX.	6/27/2019 Recd documents and re-reviewed the file. Final settlement statement reflects a refund to the borrower from the $XXXXX deposited. This exception is cleared, however adding exception TRID 0148 for final CD that balances to the fees actually charged to the borrower.

6/20/2019 - Attached CD is insufficient to satisfy the exception. Missing is settlement statement to confirm receipt of sale proceeds totaling $XXXXX to escrow for purchase of subject property. Attached CD reflects $XXXXX sale proceeds for purchase, however, buyer CD only disclosed receipt of $XXXXX. CRED 0108 Exception Remains;	6/27/2019 Recd documents and re-reviewed the file. Final settlement statement reflects a refund to the borrower from the $XXXXX deposited. This exception is cleared, however adding exception TRID 0148 for final CD that balances to the fees actually charged to the borrower.
													A	A	A	A	A
522692	507757	06/28/2019	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	6/27/2019 - Missing final CD reflecting the corrected disbursement date, prepaid interest, funds to close/borrower, tax and HOA prorations. Recd the final settlement statement from the title company, which reflects a disbursement date of XX/XX/XXXX. Prepaid interest was collected from XX/XX and prorations/funds desposited/cash to close does not match.	07/11/2019	Verified credit history - Oldest tradeline XXXX, Middle credit score 758 with no history of delinquency reported.; Conservative use of credit - Residual income of $XXXXX is more than $1,000 above the minimum required of $XXXXX.	7/11/2019 - Recd the final CD (dry funding state) which matches the final title settlement statement. Exception cleared.	7/11/2019 - Recd the final CD (dry funding state) which matches the final title settlement statement. Exception cleared.	A	A	A	A	A
521192	505285	06/20/2019	Compliance	All Title Holders did not Receive Required Two RORs	ROR 0010	1	Closed	Missing Evidence that All Title Holders received required Two RORs	06/26/2019	Verified employment history - CPA confirms XXXX years self-employment.; Low LTV/CLTV/HCLTV - XX% LTV < XX%; Low DTI - DTI of 5.47% is more than 5% below the max allowed of 50%.	6/21/2019 - Recd copies of the two RORs. Exception cleared.	6/21/2019 - Recd copies of the two RORs. Exception cleared.	A	A	A	A	A
521192	505295	06/20/2019	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed	The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Settlement or Closing Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	06/26/2019	Verified employment history - CPA confirms XXXX years self-employment.; Low LTV/CLTV/HCLTV - XX% LTV < XX%; Low DTI - DTI of 5.47% is more than 5% below the max allowed of 50%.	6/21/2019 - Recd initial CD. Re-named fees as several were originally entered as settlement/closing fees and may have aligned incorrectly, which appears to have been the case. Exception cleared.	6/21/2019 - Recd initial CD. Re-named fees as several were originally entered as settlement/closing fees and may have aligned incorrectly, which appears to have been the case. Exception cleared.	A	A	A	A	A
521192	505496	06/20/2019	Property	HPML Appraisal Requirements are Not Met	APPR 0044	1	Closed	Updated:
Neither the Appraiser Certification nor the AIR Compliance Certificate includes any verbiage that the appraisal was prepared in accordance with Title XI of FIRREA. "I performed this appraisal in accordance with the requirements of Title XI of the Financial Institution Reform, Recovery and Enforcement Act of 1989, (12 U.S.C.3331 et seq.), and any implementing regulations."
Original:
Appraiser Certification does not include any verbiage that the appraisal was prepared in accordance with Title XI of FIRREA. "I performed this appraisal in accordance with the requirements of Title XI of the Financial Institution Reform, Recovery and Enforcement Act of 1989, (12 U.S.C.3331 et seq.), and any implementing regulations."	07/01/2019	Verified employment history - CPA confirms XXXX years self-employment.; Low LTV/CLTV/HCLTV - XX% LTV < XX%; Low DTI - DTI of 5.47% is more than 5% below the max allowed of 50%.	7/1/2019 - Recd AIR Compliance Certification, which does address FIRREA. Exception cleared.
											6/26/2019 - Recd AIR Compliance Certification, which does not address FIRREA. Exception remains pending FIRREA certification.	7/1/2019 - Recd AIR Compliance Certification, which does address FIRREA. Exception cleared.	A	A	A	A	A
521192	505503	06/20/2019	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	Missing copies of the 7 cancelled checks to source the large deposit posted XX/XX/XXXX in the amount of $XXXXX.	Verified employment history - CPA confirms XXXX years self-employment.; Low LTV/CLTV/HCLTV - XX% LTV < XX%; Low DTI - DTI of 5.47% is more than 5% below the max allowed of 50%.	6/26/2019 - Override to EV2. Lender included the deposit in eligible deposits but did not document it. If the deposit was excluded, qualifying income would be $XXXXX and DTI would still be far below the maximum, at 5.67%.
												Mitigated Risk: 6/26/2019 - Override to EV2. Lender included the deposit in eligible deposits but did not document it. If the deposit was excluded, qualifying income would be $XXXXX and DTI would still be far below the maximum, at 5.67%.	B	B	B	B	B
522822	506302	06/24/2019	Compliance	All Title Holders did not Receive Required Two RORs	ROR 0010	1	Closed	Missing evidence that all title holders received required two RORs	07/17/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/16/2019 - Recd 2 signed copies of the NORTC. Exception cleared.	7/16/2019 - Recd 2 signed copies of the NORTC. Exception cleared.	A	A	A	A	A
522822	506303	06/24/2019	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing Affiliated Business Disclosure and evidence it was provided to the borrower.	07/17/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/16/2019 - Recd attestation that the lender does not have any affiliates. Exception cleared.	7/16/2019 - Recd attestation that the lender does not have any affiliates. Exception cleared.	A	A	A	A	A
522822	506304	06/24/2019	Compliance	"Consumer Handbook on Adjustable Rate Mortgages" Not Provided	COMP 0037	1	Closed	Missing evidence the "Consumer Handbook on Adjustable Rate Mortgages" was provided to the borrower.	07/17/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/3/2019 - Exception is cleared with the attached disclosure tracking that evidences delivery to borrower of the CHARM Booklet. COMP 0037 Exception Cleared;	7/3/2019 - Exception is cleared with the attached disclosure tracking that evidences delivery to borrower of the CHARM Booklet. COMP 0037 Exception Cleared;	A	A	A	A	A
522822	506305	06/24/2019	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Borrower(s) did not receive Notice to Home Loan Applicant	07/17/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/3/2019 - Exception re-reviewed and cleared. Notice to Home Loan Applicant is a part of the credit report. FACT 0001 Exception Cleared;	7/3/2019 - Exception re-reviewed and cleared. Notice to Home Loan Applicant is a part of the credit report. FACT 0001 Exception Cleared;	A	A	A	A	A
522822	506306	06/24/2019	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	07/17/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/3/2019 - Exception re-reviewed and cleared. Right to Receive Credit Scores is a part of the credit report (pg 182). FACT 0002 Exception Cleared;	7/3/2019 - Exception re-reviewed and cleared. Right to Receive Credit Scores is a part of the credit report (pg 182). FACT 0002 Exception Cleared;	A	A	A	A	A
522822	506307	06/24/2019	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	1	Closed	Missing evidence that the Homeownership Counseling Disclosure was provided to the borrower.	07/17/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/16/2019 - Recd a copy of the Homeownership Counseling Disclosure.
											7/3/2019 - Exception is partially cleared with the attached disclosure tracking to evidence delivery to borrower of the Housing Counseling List. Missing is a copy of the disclosure, thus unable to confirm at least 10 agencies were disclosed to borrower. RESPA 0029 Exception Remains;	7/16/2019 - Recd a copy of the Homeownership Counseling Disclosure.	A	A	A	A	A
522822	506313	06/24/2019	Compliance	Closed-End Finance Charge Rescission Tolerance	TRID 0086	1	Closed	Confirmation of Base index requested-- The disclosed finance charge is less than the actual finance charge. For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount or $100, whichever is greater. (12 CFR 1026.23(g); OSC 17(c)(2)(ii)-1)	07/05/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/3/2019 - Received lenders base index rate(REF COMP 0008) and reran compliance submission. TRID 0086 Exception Cleared;	7/3/2019 - Received lenders base index rate(REF COMP 0008) and reran compliance submission. TRID 0086 Exception Cleared;	A	A	A	A	A
522822	506317	06/24/2019	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $35	TRID 0089	1	Closed	Confirmation of Base index requested-- The disclosed finance charge is less than the actual finance charge. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)	07/05/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/3/2019 - Received lenders base index rate(REF COMP 0008) and reran compliance submission. TRID 0086 Exception Cleared;	7/3/2019 - Received lenders base index rate(REF COMP 0008) and reran compliance submission. TRID 0086 Exception Cleared;	A	A	A	A	A
522822	506319	06/24/2019	Compliance	Corrected Closing Disclosure No Later Than 3 Business Days Before Consummation (Inaccurate APR)(Regular)	TRID 0003	1	Closed	Review used base index of 2.635%, Confirmation of Base index requested-- The Annual Percentage Rate of on the Closing Disclosure is inaccurate. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before the consummation date. If corrected disclosures are delivered to a consumer other than in person, a consumer is deemed to have received them 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii); 1026.19(f)(2)(ii)(A); 1026.22(a)(2))	07/05/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/3/2019 - Received lenders base index rate (REF COMP 0008) and reran compliance submission. TRID 0003 Exception Cleared;	7/3/2019 - Received lenders base index rate (REF COMP 0008) and reran compliance submission. TRID 0003 Exception Cleared;	A	A	A	A	A
522822	506320	06/24/2019	Compliance	Last Closing Disclosure Total Interest Percentage (TIP) < System Calculated	TRID 0077	1	Closed	Confirmation of Base index requested-- The Last Closing Disclosure Total Interest Percentage (TIP) is less than the system calculated TIP of XXXX%. The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount. (12 CFR 1026.38(o)(5))	07/05/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/3/2019 - Received lenders base index rate(REF COMP 0008) and reran compliance submission. TRID 0077 Exception Cleared;	7/3/2019 - Received lenders base index rate(REF COMP 0008) and reran compliance submission. TRID 0077 Exception Cleared;	A	A	A	A	A
522822	506478	06/25/2019	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing Complete Document. Disclosure Tracking Details reflects e-consent was provided, however the electronic delivery agreement/consent was not included.	07/05/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/3/2019 - Exception is cleared with the attached borrower accepted eDisclosure. TRID 0135 Exception Cleared;	7/3/2019 - Exception is cleared with the attached borrower accepted eDisclosure. TRID 0135 Exception Cleared;	A	A	A	A	A
522822	506479	06/25/2019	Compliance	Missing Base Index Rate	COMP 0008	1	Closed	Missing confirmation of the Base Index rate.	07/05/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/3/2019 - Exception is cleared with the index rate provided by lender. COMP 0008 Exception Cleared;	7/3/2019 - Exception is cleared with the index rate provided by lender. COMP 0008 Exception Cleared;	A	A	A	A	A
522822	506484	06/25/2019	Compliance	Missing Evidence of Service Provider List	TRID 0151	1	Closed	Missing Evidence of Service Provider List	07/05/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/3/2019 - Exception is cleared with the attached copy of the Service Provider List. TRID 0151 Exception Cleared;	7/3/2019 - Exception is cleared with the attached copy of the Service Provider List. TRID 0151 Exception Cleared;	A	A	A	A	A
522822	507341	06/27/2019	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Updated:
Missing evidence that the appraisal was provided to the borrower.  Evidence that the Appraisal disclosure was provided to the borrower, exception remains pending evidence of delivery of the actual appraisal.
Original:
								Missing evidence that the appraisal was provided to the borrower, and that the Right to Receive a Copy of the Appraisal disclosure was provided to the borrower.	07/23/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/22/2019 - Recd copy of the appraisal notice signed by the borrower on XXXX confirming receipt of the appraisal. Exception cleared.	7/22/2019 - Recd copy of the appraisal notice signed by the borrower on 6/3/2019 confirming receipt of the appraisal. Exception cleared.	A	A	A	A	A
522822	507361	06/27/2019	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing two years tax returns for calculation of unreimbursed expenses. At the time of review guidelines require tax returns for this income type.	07/10/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/9/2019 - Recd advice from SG that they are following FNMA guidelines for UREs, 1040 return effective 2018 no longer allows these to be written off as a deduction so the information is not provided. Exception cleared.	7/9/2019 - Recd advice from SG that they are following FNMA guidelines for UREs, 1040 return effective 2018 no longer allows these to be written off as a deduction so the information is not provided. This will be reflected on the updated guidelines. Exception cleared.	A	A	A	A	A
522822	507369	06/27/2019	Credit	Guideline Exception(s)	GIDE 0001	2	Acknowledged	Missing evidence of agency ineligiblity. SGCP guidelines require this on all Expanded Access loans. There is a processor cert in the file stating they were unable to submit to AUS due to it being an ARM loan, however ARMs are available for agency loans.		Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.		Client: Override to EV2 for SGCP acknowledged exception.	B	B	B	B	B
522822	507371	06/27/2019	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	2	Acknowledged	The Note, Deed of Trust, 1003 and all closing documents have a misspelling.		Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.		null Mitigated Risk: null	B	B	B	B	B
522822	507373	06/27/2019	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	The employer's name on the paystubs and W2s does not match the VOEs.		Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.		null Mitigated Risk: null	B	B	B	B	B
522822	507387	06/27/2019	Credit	Missing and/or Deficient Name Affidavit	CRED 0094	1	Closed	The 6/7/2019 Approval Commitment reflects an active condition for an AKA affidavit to be completed at closing, none was located in the file.	07/05/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/3/2019 - Exception is cleared with the attached executed Signature / Name Affidavit. CRED 0094 Exception Cleared;	7/3/2019 - Exception is cleared with the attached executed Signature / Name Affidavit. CRED 0094 Exception Cleared;	A	A	A	A	A
522822	507411	06/27/2019	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing SGCP approval of the appraisal. A desk review was provided ordered by SG reflecting a 0% variance to the original appraisal's opinion of value.	07/26/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/25/2019 - Recd email from SG confirming approval of the appraisal. Exception cleared.	7/25/2019 - Recd email from SG confirming approval of the appraisal. Exception cleared.	A	A	A	A	A
522822	507415	06/27/2019	Credit	Missing Condo Project Approval	COND 0001	1	Closed	Missing condo documentation. The subject is a detached/site condo, per the approval it is warrantable. Missing SGCP Condo Questionnaire.	07/01/2019	Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.	7/1/19- CANCELLED: SG does not require a Condo Questionnaire on Site Condos. Site Condos are eligible for waiver of project review per FNMA.	7/1/19- CANCELLED: SG does not require a Condo Questionnaire on Site Condos. Site Condos are eligible for waiver of project review per FNMA.	A	A	A	A	A
522822	509219	07/05/2019	Compliance	Homeownership Counseling Disclosure does not contain minimum required 10 counselors	RESPA 0030	2	Acknowledged	7/17/2019 - Received a copy of the Homeownership Counseling Disclosure, which only lists 9 counselors.		Verified ownership of subject property - The borrower has owned the subject property more than XXXX years.		null Mitigated Risk: null	B	B	B	B	B
524202	506964	06/26/2019	Compliance	All Title Holders did not Receive Required Two RORs	ROR 0010	1	Closed	Missing evidence that all title holders received required two RORs	07/10/2019	Low DTI - DTI is more than 5% below the max of 50%.; Low LTV/CLTV/HCLTV; Verified housing payment history - The borrower's mortgage payment history reflects 0 late payments and XXXX months reviewed.	7/9/2019 - Recd the two signed copies of the Notice of Right to Cancel. Exception cleared.
											7/2/2019 - Recd response from lender: "please see docs," however no documents were provided with this response. Exception remains.	7/9/2019 - Recd the two signed copies of the Notice of Right to Cancel. Exception cleared.	A	A	A	A	A
524202	506968	06/26/2019	Compliance	Missing ARM Loan Program Disclosure reflecting ARM terms that match the Note	ARM 0001	2	Acknowledged	Updated:
Borrower was provided an initial ARM disclosure, however it does not make mention of it being a 10 year interest only.  The ARM disclosure and interest only disclosure in the file are not dated but were signed by the borrower 5 days from rate lock.  The initial LE issued reflects interest only, so the initial ARM disclosure should address the interest only period as well.  Missing interest only disclosure and/or evidence that the borrower received an ARM disclosure including interest only information issued at the time of application.

Original:
								Borrower was provided an initial ARM disclosure, however it does not make mention of it being a 10 year interest only.		Low DTI - DTI is more than 5% below the max of 50%.; Low LTV/CLTV/HCLTV; Verified housing payment history - The borrower's mortgage payment history reflects 0 late payments and XXXX months reviewed.	7/2/2019 - Recd response from lender, "Please review ARM Disclosure." No documents provided. Verbiage updated to be clearer as the x/xx/xxxx ARM disclosure does include this information, however loan was interest only at the time of a prior LEand there is no evidence the borrower received a disclosure for this program.	Mitigated Risk: Investor agrees to a non-material EV2 finding based on the initial disclosure not being fully accurate and missing IO information. Final Disclosure was accurate. Initial disclosure package included the IO terms on the Loan Estimate and the complete CHARM booklet.	B	B	B	B	B
524202	506969	06/26/2019	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Updated:
Lender advised they do not have any affiliates.  If they have no affiliates, we need an official attestation on company letterhead that is signed by an officer of the institution that confirms there are no affiliated business relationships to disclose, thus no ABD is required.

Original:
Missing Affiliated Business Disclosure	07/18/2019	Low DTI - DTI is more than 5% below the max of 50%.; Low LTV/CLTV/HCLTV; Verified housing payment history - The borrower's mortgage payment history reflects 0 late payments and XXXX months reviewed.	7/17/2019 - Recd attestation that lender does not have affiliations. Attestation is on letterhead and includes additional attestation that the signer is an officer duly authorized to execute and deliver the attestation. Exception cleared.
											7/2/2019 - Recd response that lender does not have affiliates. No documents provided, however exception updated requesting officer letter confirming this information.	7/17/2019 - Recd attestation that lender does not have affiliations. Attestation is on letterhead and includes additional attestation that the signer is an officer duly authorized to execute and deliver the attestation. Exception cleared.	A	A	A	A	A
524202	507431	06/27/2019	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing investor approval of the appraisal. A desk review was provided reflecting a 0% variance to the original appraisal's opinion of value.	07/26/2019	Low DTI - DTI is more than 5% below the max of 50%.; Low LTV/CLTV/HCLTV; Verified housing payment history - The borrower's mortgage payment history reflects 0 late payments and XXXX months reviewed.	7/25/2019 - Recd from Investor, "We] have reviewed SVR with a 0% variance. Value is supported. [We] approve." Exception cleared.	7/25/2019 - Recd from Investor, "We] have reviewed SVR with a 0% variance. Value is supported. [We] approve." Exception cleared.	A	A	A	A	A
524202	507450	06/27/2019	Credit	Income Calculation Discrepancy	CRED 0084	2	Acknowledged	The CPA letter reflects the borrower is only 99% owner, however the qualifying income used by the lender was 100% of the net income from the P&L.		Low DTI - DTI is more than 5% below the max of 50%.; Low LTV/CLTV/HCLTV; Verified housing payment history - The borrower's mortgage payment history reflects 0 late payments and XXXX months reviewed.		Mitigated Risk: DTI using the lower income figure is still far below the max of 50%.	B	B	B	B	B
524202	507461	06/27/2019	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	Updated:
The borrower LOE provided states certain deposits are transfers of business income, missing copies of the Citibank statements to support the source.  Guidelines state, "Transfers from other bank accounts into the business bank accounts will require conclusive evidence that the source of transfer is business related income".

Original:
The gross income on the P&L is not supported by the bank statements. Variance is greater than 10% between average gross income on the P&L and the average eligible deposit.	Low DTI - DTI is more than 5% below the max of 50%.; Low LTV/CLTV/HCLTV; Verified housing payment history - The borrower's mortgage payment history reflects 0 late payments and XXXX months reviewed.	7/25/2019 - Recd from investor, "Please apply client waiver. A LOE can be sufficient to address large deposits on business bank statement. The borrower provided a LOE to verify three deposits are business income related deposits. The borrower's bank statements have a history of receiving this amount of deposits and more. Two larger deposits have been sourced." Exception overridden as client acknowledged.
7/17/2019 - "Please Review LOE_7_11_2019." Same document provided as before.  Missing supporting documentation.

7/11/2019 - Recd LOE from the borrower stating the deposits were transfers from other business income.  Guidelines: "Transfers from other bank accounts into the business bank accounts will require conclusive evidence that the source of transfer is business related income"

											7/3/2019 - Attached borrower signed letter of explanation is insufficient to satisfy the exception. The borrower states the deposits listed in the exception were not from cash advances, however, it does not detail the source of the deposits nor was any supporting documentation provided for review. CRED 0082 Exception Remains;	Client: Override to EV2 for investor acknowledged exception.	B	B	B	B	B
524202	507465	06/27/2019	Credit	Missing Documentation or Proof of ATR Underwriting Factors	QMATR 0016	1	Closed	The loan is an Interest Only loan and should be qualified using the fully indexed rate over the fully indexed period, in this case 20 years. The lender qualified using the fully indexed rate over the entire 30 years.	07/01/2019	Low DTI - DTI is more than 5% below the max of 50%.; Low LTV/CLTV/HCLTV; Verified housing payment history - The borrower's mortgage payment history reflects 0 late payments and XXXX months reviewed.	7/1/2019 - Recd an updated 1008 reflecting the corrected P&I. Exception cleared.	7/1/2019 - Recd an updated 1008 reflecting the corrected P&I. Exception cleared.	A	A	A	A	A
524202	507467	06/27/2019	Credit	Condo Documentation is Insufficient	COND 0002	1	Closed	Missing investor Condo questionnaire, required on all condo loans. File contains CCRs, but no budget or certification. Unable to determine if the project is warrantable or unwarrantable.	07/10/2019	Low DTI - DTI is more than 5% below the max of 50%.; Low LTV/CLTV/HCLTV; Verified housing payment history - The borrower's mortgage payment history reflects 0 late payments and XXXX months reviewed.	7/9/2019 - Re-reviewed. The subject is a site condo and therefore exempt from HOA questionnaire requirement. Exception cleared.	7/9/2019 - Re-reviewed. The subject is a site condo and therefore exempt from HOA questionnaire requirement. Exception cleared.	A	A	A	A	A
523962	511005	07/12/2019	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraisal does not indicate that the property is in a PUD but does list annual dues. Unable to confirm if these dues are voluntary or mandatory. CCRs are listed on the Title Commitment and the purchase agreement indicates the HOA is mandatory. The Deed of Trust does include a PUD Rider.	07/19/2019	Low DTI - DTI is more than 5% below the max of 50%.; Verified credit history - Credit score20 points higher than the minimum.	7/19/2019 - Recd updated appraisal reflecting the property is in a PUD. Exception cleared.	7/19/2019 - Recd updated appraisal reflecting the property is in a PUD. Exception cleared.	A	A	A	A	A
523962	511040	07/12/2019	Credit	Missing Letter of Explanation	CRED 0104	2	Acknowledged	Updated:
Missing borrower signed letter of explanation addressing the relationship between XXXX, his employer, and XXXX.  XXXX is the seller of the subject property and completed the written verification of employment (p579).  The relationship between the two parties must be fully disclosed.  Borrower LOE p196 states he has no business relationship with the seller, which is not supported by the fact that the verification of employment was completed by the seller.  Seller's involvement as chairman of the organization that employs the borrower would be considered a business relationship.
Original:
								The letter of explanation regarding the non-arms length transaction is not sufficient. The LOE states the borrower has no business relationship with the seller anymore, however the income being used for qualifying is from a business in which the written verification of employment was completed bythe seller who identifies himself as the chairman. The letter of explanation should fully disclose the relationship of the borrower and the seller, but does not mention that the seller is his current landlord and his current employer.		Low DTI - DTI is more than 5% below the max of 50%.; Verified credit history - Credit score20 points higher than the minimum.	7/22/2019 - Recd from lender: "Borrower states in letter no mutual business relationship and the XXXX. The business is XXXX. The company is not solely owned by the seller. WVOE is confirmed by paystubs, W2 and transcripts. Appraisal addresses that the property is being offered to the current tenant. Appraised value and sales price are within $XXXX, there is no gift of equity, no seller credits. LOE is sufficient with addressing Non Arms Length transaction has no effect on value, WVOE is not the main source of establishing income. Borrowers XXXX income is not being included for income calculation.	Mitigated Risk: There is no concern regarding the occupancy of the property as the borrower has been renting it for XXXX years. There was no earnest money. The seller's CD reflects the payoff of the seller's mortgage. The desk review in the file reflects no variance to the appraised value. LTV is based off the lower sales price and is 5% below the LTV limit.	B	B	B	B	B
523962	511042	07/12/2019	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	2	Acknowledged	Updated:
Missing evidence of trackable delivery for the post closing CD reflecting the corrected porjected payments.
Original:
								The property tax amount is not supported by the tax bill, tax information sheet, or the Title Commitment. Additional semi-annual taxes were not included in the projected payments, initial escrow deposit, and the escrow calculations on the final CD. The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (1660.31), while the Calculated Projected Payments Table has a value of (1671.97).		Low DTI - DTI is more than 5% below the max of 50%.; Verified credit history - Credit score20 points higher than the minimum.	7/26/2019 Recd proof of delivery via UPS. 7/19/2019 - Recd updated CD with the corrected taxes. LOE was included. Exception remains pending evidence of trackable delivery.	Client: Override to EV2 for post-closing correction.	B	B	B	B	B
523962	511043	07/12/2019	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	2	Acknowledged	The Title Commitment includes an exception that due to added improvements in January, taxes may increase next year. Missing evidence of what these improvements are and what the additional taxes will be.		Low DTI - DTI is more than 5% below the max of 50%.; Verified credit history - Credit score20 points higher than the minimum.		Mitigated Risk: Unable to confirm what the estimated taxes would be. The appraisal matches the county assessor record as far as improvements as of x/xx/xxxx, aside from finished basement. The property taxes would have to increase annually in order for DTI to become excessive. Current taxes for the entire structure and land are xxxxx-it is unlikely property taxes would increase XXXX	B	B	B	B	B
523962	511049	07/12/2019	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	2	Acknowledged	The borrower has an additional business that has been formed since the last tax returns were filed. Per borrower LOE, the business was opened in 2018 but was not activated until 2019 so there are no tax returns available. Missing supporting documentation. (Note, a line of credit on the borrower's investment property has been excluded as paid by this business.)		Low DTI - DTI is more than 5% below the max of 50%.; Verified credit history - Credit score20 points higher than the minimum.		Mitigated Risk: Per IN SOS search the company was just incorporated on x/xx/xxxx. If the loan was included in DTI it would still be acceptable at 45.65%.	B	B	B	B	B
523962	511058	07/12/2019	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	2	Acknowledged	The employer address on the 1003 is incorrect. Per the W2s and paystubs the address is different.		Low DTI - DTI is more than 5% below the max of 50%.; Verified credit history - Credit score20 points higher than the minimum.		Mitigated Risk: Override to EV2 for immaterial issue.	B	B	B	B	B
523542	513712	07/22/2019	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	CD does not disclose the seller paid real estate commission.		No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue, no assignee liability.; Low DTI - almost 14% less than max.		Mitigated Risk: Override to EV2 due to Immaterial Issue, no assignee liability.	B	B	B	B	B
523542	513716	07/22/2019	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing Affiliated Business Disclosure or evidence that the lender has not affiliated business relationships to disclose.	08/06/2019	No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue, no assignee liability.; Low DTI - almost 14% less than max.	8/5/2019 - Attached official signed attestation confirms no affiliated business arrangement, thus no affiliated business disclosure is required. COMP 0010 Exception Cleared;	8/5/2019 - Attached official signed attestation confirms no affiliated business arrangement, thus no affiliated business disclosure is required. COMP 0010 Exception Cleared;	A	A	A	A	A
523542	513762	07/22/2019	Credit	Missing Letter of Explanation	CRED 0104	2	Acknowledged	1) Missing borrower signed credit inquiry letter 2) Missing borrower signed derogatory credit letter for Navient educational loan reflecting past due and reporting 90+ days being charged off.	No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue, no assignee liability.; Low DTI - almost 14% less than max.	8/9/2019 - Exception is overridden to EV2 with the updated 1003 that lists the newly acquired installment liability that was confirmed pre-consummation. DTI remains under program max with the new liability considered, thus override to EV2 with no borrower signatures required. Borrower signed letter of explanation was previously provided via stip presentment. CRED 0104 Exception Overridden to EV2;

8/2/2019 - Attached documentation was previously provided via stip presentment on 7/30. Missing is a corrected 1003/Application that lists the newly acquired installment debt in the liability section. CRED 0104 Exception Remains;

7/30/2019 - Exception is partially cleared with the attached pre-consummation dated supplemental credit report to document the new installment liability. Missing is a corresponding 1003/Application that lists the newly acquired installment debt in the liability section. CRED 0104 Exception Remains;

7/24/2019 - Exception is partially cleared with the attached borrower signed letter of explanation to address both credit inquiries and derogatory credit. Credit inquiry completed 4/17/2019 resulted in new debt not yet reported on the credit report. Missing verification of liability. CRED 0104 Exception Remains;	8/9/2019 - Exception is overridden to EV2 with the updated 1003 that lists the newly acquired installment liability that was confirmed pre-consummation. DTI remains under program max with the new liability considered, thus override to EV2 with no borrower signatures required. Borrower signed letter of explanation was previously provided via stip presentment. CRED 0104 Exception Overridden to EV2;

8/2/2019 - Attached documentation was previously provided via stip presentment on 7/30. Missing is a corrected 1003/Application that lists the newly acquired installment debt in the liability section. CRED 0104 Exception Remains;

7/30/2019 - Exception is partially cleared with the attached pre-consummation dated supplemental credit report to document the new installment liability. Missing is a corresponding 1003/Application that lists the newly acquired installment debt in the liability section. CRED 0104 Exception Remains;

												7/24/2019 - Exception is partially cleared with the attached borrower signed letter of explanation to address both credit inquiries and derogatory credit. Credit inquiry completed 4/17/2019 resulted in new debt not yet reported on the credit report. Missing verification of liability. CRED 0104 Exception Remains;	B	B	B	B	B
523542	513767	07/22/2019	Credit	Missing Verification of Rental	CRED 0021	1	Closed	Missing verification of 12 months satisfactory rental rating.	07/26/2019	No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue, no assignee liability.; Low DTI - almost 14% less than max.	7/24/2019 - Exception is cleared with the attached cancelled rent checks covering to document 12 month satisfactory rental rating. CRED 0021 Exception Cleared;	7/24/2019 - Exception is cleared with the attached cancelled rent checks covering to document 12 month satisfactory rental rating. CRED 0021 Exception Cleared;	A	A	A	A	A
523542	513772	07/22/2019	Property	HPML Appraisal Requirements are Not Met	APPR 0044	1	Closed	Appraiser Certification does not include any verbiage that the appraisal was prepared in accordance with Title XI of FIRREA. "I performed this appraisal in accordance with the requirements of Title XI of the Financial Institution Reform, Recovery and Enforcement Act of 1989, (12 U.S.C.3331 et seq.), and any implementing regulations."	07/31/2019	No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue, no assignee liability.; Low DTI - almost 14% less than max.	7/30/2019 - Exception is cleared with the attached updated appraisal report that includes statement that the appraisal was prepared in accordance to Title XI of FIRREA. APPR 0044 Exception Cleared;	7/30/2019 - Exception is cleared with the attached updated appraisal report that includes statement that the appraisal was prepared in accordance to Title XI of FIRREA. APPR 0044 Exception Cleared;	A	A	A	A	A
523542	513774	07/22/2019	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing business narrative.	07/26/2019	No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue, no assignee liability.; Low DTI - almost 14% less than max.	7/24/2019 - Exception is cleared with the attached borrower signed business narrative. CRED 0082 Exception Cleared;	7/24/2019 - Exception is cleared with the attached borrower signed business narrative. CRED 0082 Exception Cleared;	A	A	A	A	A
523542	513797	07/22/2019	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	ATR Worksheet loan designation is QM , however, loan was underwritten with Non-QM loan designation.	07/31/2019	No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue, no assignee liability.; Low DTI - almost 14% less than max.	7/30/2019 - Exception is cleared with the attached corrected ATR Worksheet reflecting Non-QM/ATR Compliant designation, which matches to the Investor Loan Submission form. APRV 0010 Exception Cleared;

											7/24/2019 - Attached Investor Loan Submission form reflects Non-QM loan designation. Missing is corrected ATR Worksheet. ATR Worksheet in file reflects a QM loan designation. APRV 0010 Exception Remains;	7/30/2019 - Exception is cleared with the attached corrected ATR Worksheet reflecting Non-QM/ATR Compliant designation, which matches to the Investor Loan Submission form. APRV 0010 Exception Cleared;	A	A	A	A	A